UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Shareholders.

Semi-Annual Report
December 31, 2018
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR SSGA Multi-Asset Real Return ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	20.8%
SPDR S&P Global Natural Resources ETF	18.5
SPDR Bloomberg Barclays TIPS ETF	15.7
SPDR S&P Global Infrastructure ETF	10.1
SPDR Dow Jones International Real Estate ETF	6.5
TOTAL	71.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Natural Resources	32.1%
Commodities	20.8
Inflation Linked	15.7
Real Estate	12.2
International Equity	10.1
International Fixed Income	6.3
Short Term Investments	4.6
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR SSGA Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
SPDR Portfolio S&P 500 High Dividend ETF	16.5%
SPDR Portfolio Long Term Treasury ETF	12.7
SPDR Bloomberg Barclays High Yield Bond ETF	10.9
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	10.5
SPDR Blackstone / GSO Senior Loan ETF	9.9
TOTAL	60.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Domestic Fixed Income	44.6%
Domestic Equity	29.8
International Fixed Income	10.5
International Equity	9.8
Inflation Linked	4.7
Short Term Investments	12.1
Liabilities in Excess of Other Assets	(11.5)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR SSGA Global Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
SPDR S&P 500 ETF Trust	21.5%
SPDR Portfolio Developed World ex-US ETF	14.1
SPDR Bloomberg Barclays High Yield Bond ETF	6.0
SPDR Bloomberg Barclays TIPS ETF	5.2
SPDR Portfolio Small Cap ETF	4.8
TOTAL	51.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Domestic Equity	32.2%
International Equity	23.1
Domestic Fixed Income	20.6
Inflation Linked	5.2
Real Estate	3.8
International Fixed Income	3.1
Natural Resources	1.9
Short Term Investments	22.0
Liabilities in Excess of Other Assets	(11.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR SSGA Ultra Short Term Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Treasury Bills 2.64% 12/5/2019	4.7%
Treasury Bills 2.33% 2/14/2019	3.4
Treasury Notes 1.13% 4/30/2020	2.5
Treasury Notes 2.61% 7/31/2019	1.9
Santander Drive Auto Receivables Trust 2014-4 ABS 3.10% 11/16/2020	1.9
TOTAL	14.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	48.4%
Asset-Backed Securities	25.1
U.S. Treasury Obligations	15.8
Mortgage-Backed Securities	0.6
Foreign Government Obligations	0.2
Short-Term Investment	11.8
Certificate of Deposit	0.5
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR MFS Systematic Core Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Microsoft Corp.	6.8%
Amazon.com, Inc.	4.2
Intel Corp.	4.2
Eli Lilly & Co.	4.1
Boeing Co.	4.0
TOTAL	23.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Pharmaceuticals	10.6%
Software	8.3
Insurance	6.3
Independent Power and Renewable Electricity Producers	5.4
Health Care Providers & Services	5.1
Equity Real Estate Investment Trusts (REITs)	4.7
Semiconductors & Semiconductor Equipment	4.2
Internet & Direct Marketing Retail	4.2
IT Services	4.1
Banks	4.1
Hotels, Restaurants & Leisure	4.1
Machinery	4.0
Aerospace & Defense	4.0
Oil, Gas & Consumable Fuels	4.0
Technology Hardware, Storage & Peripherals	3.8
Food & Staples Retailing	2.8
Food Products	2.7
Road & Rail	2.6
Media	2.5
Tobacco	2.3
Electric Utilities	2.3
Interactive Media & Services	2.2
Beverages	1.5
Biotechnology	1.1
Consumer Finance	1.0
Household Products	0.6
Chemicals	0.5
Short Term Investments	0.9
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR MFS Systematic Growth Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Amazon.com, Inc.	8.0%
Apple, Inc.	5.6
Boeing Co.	4.7
Microsoft Corp.	4.1
Adobe, Inc.	4.0
TOTAL	26.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Internet & Direct Marketing Retail	11.6%
Software	10.4
Health Care Providers & Services	9.9
Biotechnology	6.5
Hotels, Restaurants & Leisure	5.9
Technology Hardware, Storage & Peripherals	5.6
IT Services	5.6
Pharmaceuticals	5.2
Aerospace & Defense	4.7
Tobacco	3.7
Insurance	3.2
Independent Power & Renewable Electricity Producers	3.2
Semiconductors & Semiconductor Equipment	2.9
Interactive Media & Services	2.6
Specialty Retail	2.2
Machinery	2.1
Entertainment	2.0
Chemicals	1.9
Equity Real Estate Investment Trusts (REITs)	1.8
Electrical Equipment	1.5
Consumer Finance	1.1
Capital Markets	1.1
Food Products	0.9
Professional Services	0.8
Road & Rail	0.8
Trading Companies & Distributors	0.7
Household Durables	0.7
Auto Components	0.4
Short-Term Investment	1.0
Other Assets in Excess of Liabilities	0.0*
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR MFS Systematic Value Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Bank of America Corp.	4.5%
JPMorgan Chase & Co.	4.0
Intel Corp.	4.0
Johnson & Johnson	3.9
Exelon Corp.	3.7
TOTAL	20.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

		% of Net Assets
	Pharmaceuticals	11.4%
	Banks	9.4
	Oil, Gas & Consumable Fuels	9.1
	Equity Real Estate Investment Trusts (REITs)	6.7
	Independent Power and Renewable Electricity Producers	5.5
	Insurance	5.1
	Health Care Providers & Services	4.9
	Electrical Equipment	4.5
	Semiconductors & Semiconductor Equipment	4.0
	Electric Utilities	3.7
	Communications Equipment	2.7
	Tobacco	2.7
	Consumer Finance	2.7
	Road & Rail	2.7
	Household Durables	2.6
	Food & Staples Retailing	2.3
	Chemicals	2.3
	Machinery	2.3
	Media	2.2
	Food Products	2.1
	Beverages	1.6
	Diversified Telecommunication Services	1.5
	IT Services	1.5
	Hotels, Restaurants & Leisure	1.4
	Software	1.1
	Health Care Equipment & Supplies	0.8
	Multiline Retail	0.7
	Biotechnology	0.6
	Short Term Investments	1.9
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.2%
COMMODITIES — 20.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,858,357	$ 28,005,440
INFLATION LINKED — 15.7%
SPDR Bloomberg Barclays TIPS ETF (a)	393,488	21,205,068
INTERNATIONAL EQUITY — 10.1%
SPDR S&P Global Infrastructure ETF (a)	300,594	13,565,807
INTERNATIONAL FIXED INCOME — 6.3%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	162,450	8,452,274
NATURAL RESOURCES — 32.1%
Invesco Global Agriculture ETF	169,858	4,127,549
SPDR S&P Global Natural Resources ETF (a)	606,870	25,027,319
SPDR S&P Metals & Mining ETF (a)(b)	203,988	5,342,446
SPDR S&P Oil & Gas Equipment & Services ETF (a)(b)	271,949	2,450,260
The Energy Select Sector SPDR Fund (a)	112,046	6,425,838
		43,373,412
REAL ESTATE — 12.2%
SPDR Dow Jones International Real Estate ETF (a)	249,186	8,806,233
SPDR Dow Jones REIT ETF (a)(b)	89,458	7,693,388
		16,499,621
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $147,075,522)		131,101,622
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c)(d)	3,798,190	$ 3,798,190
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	2,474,439	2,474,439
TOTAL SHORT-TERM INVESTMENTS (Cost $6,272,629)		$ 6,272,629
TOTAL INVESTMENTS—101.8% (Cost $153,348,151)		137,374,251
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.8)%		(2,470,593)
NET ASSETS—100.0%		$ 134,903,658
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$131,101,622	$—	$—	$131,101,622
Short-Term Investments	6,272,629	—	—	6,272,629
TOTAL INVESTMENTS	$137,374,251	$—	$—	$137,374,251
See accompanying notes to financial statements.
8

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays TIPS ETF	381,395	$ 21,178,864	$ 4,431,419	$ 3,775,138	$ (76,335)	$ (553,742)	393,488	$ 21,205,068	$ 318,364	$—
SPDR Dow Jones International Real Estate ETF	219,619	8,595,887	2,168,164	1,082,947	(29,898)	(844,973)	249,186	8,806,233	307,330	—
SPDR Dow Jones REIT ETF	55,830	5,245,787	4,556,435	1,372,057	67,749	(804,526)	89,458	7,693,388	188,179	—
SPDR FTSE International Government Inflation-Protected Bond ETF	160,079	8,682,685	1,436,751	1,318,833	(87,076)	(261,253)	162,450	8,452,274	215,945	—
SPDR S&P Global Infrastructure ETF	214,010	10,552,534	6,493,312	2,295,064	(22,304)	(1,162,671)	300,594	13,565,807	229,000	—
SPDR S&P Global Natural Resources ETF	748,533	37,486,532	5,442,169	11,983,039	(632,208)	(5,286,135)	606,870	25,027,319	484,203	—
SPDR S&P Metals & Mining ETF	153,827	5,456,244	1,958,056	444,627	77,405	(1,704,632)	203,988	5,342,446	29,827	—
SPDR S&P Oil & Gas Equipment & Services ETF	172,636	2,927,906	1,349,978	220,801	(3,483)	(1,603,340)	271,949	2,450,260	11,089	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,678	12,678	4,943,904	1,158,392	—	—	3,798,190	3,798,190	10,480	—
State Street Navigator Securities Lending Government Money Market Portfolio	7,809,131	7,809,131	114,296,930	119,631,622	—	—	2,474,439	2,474,439	77,617	—
The Energy Select Sector SPDR Fund	95,071	7,219,692	1,651,704	558,804	18,716	(1,905,470)	112,046	6,425,838	106,415	—
Total		$115,167,940	$148,728,822	$143,841,324	$(687,434)	$(14,126,742)		$105,241,262	$1,978,449	$—
See accompanying notes to financial statements.
9

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4%
DOMESTIC EQUITY — 29.8%
Invesco KBW Premium Yield Equity REIT ETF	130,780	$ 3,527,137
iShares Mortgage Real Estate ETF (a)	120,138	4,798,312
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	488,542	16,644,626
SPDR Wells Fargo Preferred Stock ETF (b)	129,756	5,133,147
		30,103,222
DOMESTIC FIXED INCOME — 44.6%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	223,040	9,969,888
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	104,957	4,910,938
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	326,280	10,959,745
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	31,803	1,050,771
SPDR Portfolio Long Term Corporate Bond ETF (b)	206,156	5,232,240
SPDR Portfolio Long Term Treasury ETF (b)	367,372	12,872,715
		44,996,297
INFLATION LINKED — 4.7%
SPDR Bloomberg Barclays TIPS ETF (b)	88,704	4,780,259
INTERNATIONAL EQUITY — 9.8%
SPDR S&P Global Infrastructure ETF (b)	109,373	4,936,003
SPDR S&P International Dividend ETF (b)	142,577	4,984,492
		9,920,495
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 10.5%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	399,722	$ 10,600,627
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $107,602,785)		100,400,900
SHORT-TERM INVESTMENTS — 12.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c)(d)	511,052	511,052
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	11,704,139	11,704,139
TOTAL SHORT-TERM INVESTMENTS (Cost $12,215,191)		$ 12,215,191
TOTAL INVESTMENTS—111.5% (Cost $119,817,976)		112,616,091
LIABILITIES IN EXCESS OF OTHER ASSETS—(11.5)%		(11,641,495)
NET ASSETS—100.0%		$ 100,974,596
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$100,400,900	$—	$—	$100,400,900
Short-Term Investments	12,215,191	—	—	12,215,191
TOTAL INVESTMENTS	$112,616,091	$—	$—	$112,616,091
See accompanying notes to financial statements.
10

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Blackstone / GSO Senior Loan ETF	—	$ —	$ 10,709,460	$ 225,906	$ (15)	$ (513,651)	223,040	$ 9,969,888	$ 161,832	$—
SPDR Bloomberg Barclays Convertible Securities ETF	87,008	4,613,164	916,717	7,925	464	(611,482)	104,957	4,910,938	234,029	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	169,930	4,581,313	6,438,514	492,791	(75,953)	149,544	399,722	10,600,627	210,180	—
SPDR Bloomberg Barclays High Yield Bond ETF	233,882	8,298,133	3,404,930	142,912	(6,843)	(593,563)	326,280	10,959,745	322,879	—
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	359,992	9,402,991	763,660	4,827,205	(186,713)	79,507	206,156	5,232,240	175,422	—
SPDR Bloomberg Barclays TIPS ETF	85,518	4,748,815	716,639	554,507	(15,962)	(114,726)	88,704	4,780,259	70,056	—
SPDR Dow Jones International Real Estate ETF	87,581	3,427,920	68,649	3,453,599	(109,328)	66,358	—	—	109,022	—
SPDR Dow Jones REIT ETF	27,950	2,626,182	—	2,694,037	540,341	(472,486)	—	—	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	89,470	5,308,255	—	5,191,851	464,242	(580,646)	—	—	—	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	85,069	2,831,947	2,915,633	4,697,696	(20,845)	21,732	31,803	1,050,771	34,906	—
SPDR Portfolio Long Term Treasury ETF	191,485	6,707,624	6,452,575	418,628	(13,178)	144,322	367,372	12,872,715	161,070	—
SPDR Portfolio S&P 500 High Dividend ETF	—	—	19,272,555	615,804	(20,260)	(1,991,865)	488,542	16,644,626	400,657	—
SPDR S&P Dividend ETF	150,116	13,915,753	575,107	15,425,617	3,000,015	(2,065,258)	—	—	—	—
SPDR S&P Global Infrastructure ETF	98,391	4,851,522	797,999	288,794	(22,283)	(402,441)	109,373	4,936,003	86,651	—
SPDR S&P International Dividend ETF	214,263	8,208,416	786,258	3,623,291	(5,403)	(381,488)	142,577	4,984,492	109,022	—
SPDR STOXX Europe 50 ETF	81,394	2,720,993	34,031	2,689,441	(114,800)	49,217	—	—	4,765	—
SPDR Wells Fargo Preferred Stock ETF	108,376	4,711,105	945,931	85,986	(4,847)	(433,056)	129,756	5,133,147	177,768	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,346,036	2,834,984	—	—	511,052	511,052	7,727	—
State Street Navigator Securities Lending Government Money Market Portfolio	12,183,127	12,183,127	114,292,218	114,771,206	—	—	11,704,139	11,704,139	76,371	—
The Energy Select Sector SPDR Fund	24,486	1,859,467	—	1,832,828	(51,046)	24,407	—	—	—	—
The Industrial Select Sector SPDR Fund	24,633	1,764,462	63,414	1,995,009	110,507	56,626	—	—	—	—
The Technology Select Sector SPDR Fund	26,269	1,824,907	—	1,943,353	704,034	(585,588)	—	—	—	—
Total		$104,586,096	$172,500,326	$168,813,370	$4,172,127	$(8,154,537)		$104,290,642	$2,342,357	$—
See accompanying notes to financial statements.
11

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 89.9%
DOMESTIC EQUITY — 32.2%
SPDR Portfolio Small Cap ETF (a)(b)	480,946	$ 12,677,736
SPDR S&P 500 ETF Trust (a)(b)	228,053	56,995,006
SPDR S&P MidCap 400 ETF Trust (a)(b)	16,979	5,139,034
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	52,959	5,243,471
The Technology Select Sector SPDR Fund (a)(b)	83,663	5,185,433
		85,240,680
DOMESTIC FIXED INCOME — 20.6%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	477,116	16,026,326
SPDR Bloomberg Barclays Intermediate Term Treasury ETF (a)(b)	93,013	5,538,924
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)(b)	206,058	5,363,690
SPDR Portfolio Aggregate Bond ETF (a)(b)	395,930	11,026,650
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	166,395	5,497,691
SPDR Portfolio Long Term Treasury ETF (a)	319,193	11,184,523
		54,637,804
INFLATION LINKED — 5.2%
SPDR Bloomberg Barclays TIPS ETF (a)	253,843	13,679,599
INTERNATIONAL EQUITY — 23.1%
SPDR Portfolio Developed World ex-US ETF (a)(b)	1,407,098	37,217,742
SPDR Portfolio Emerging Markets ETF (a)(b)	335,893	10,869,498
SPDR S&P International Small Cap ETF (a)(b)	278,947	7,788,200
Vanguard FTSE Pacific ETF (b)	86,637	5,252,801
		61,128,241
INTERNATIONAL FIXED INCOME — 3.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	104,816	2,779,720
Security Description	Shares	Value
SPDR Bloomberg Barclays International Corporate Bond ETF (a)(b)	169,247	$ 5,574,996
		8,354,716
NATURAL RESOURCES — 1.9%
The Energy Select Sector SPDR Fund (a)(b)	86,820	4,979,127
REAL ESTATE — 3.8%
SPDR Dow Jones International Real Estate ETF (a)(b)	148,255	5,239,332
SPDR Dow Jones REIT ETF (a)	57,688	4,961,168
		10,200,500
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $241,151,724)		238,220,667
SHORT-TERM INVESTMENTS — 22.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c)(d)	26,913,364	26,913,364
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	31,494,853	31,494,853
TOTAL SHORT-TERM INVESTMENTS (Cost $58,408,217)		$ 58,408,217
TOTAL INVESTMENTS—111.9% (Cost $299,559,941)		296,628,884
LIABILITIES IN EXCESS OF OTHER ASSETS—(11.9)%		(31,619,713)
NET ASSETS—100.0%		$ 265,009,171
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
12

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$238,220,667	$—	$—	$238,220,667
Short-Term Investments	58,408,217	—	—	58,408,217
TOTAL INVESTMENTS	$296,628,884	$—	$—	$296,628,884
See accompanying notes to financial statements.
13

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	92,904	$ 2,504,692	$ 618,509	$ 305,199	$ (12,237)	$ (26,045)	104,816	$ 2,779,720	$ 70,878	$—
SPDR Bloomberg Barclays High Yield Bond ETF	143,202	5,080,807	13,556,671	1,635,562	(20,927)	(954,663)	477,116	16,026,326	397,396	—
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	87,887	5,158,088	1,205,856	904,547	(2,461)	81,988	93,013	5,538,924	69,587	—
SPDR Bloomberg Barclays International Corporate Bond ETF	151,066	5,109,052	1,197,995	604,114	(16,276)	(111,661)	169,247	5,574,996	21,527	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	186,886	5,100,119	1,188,541	676,084	(8,050)	(240,836)	206,058	5,363,690	169,038	—
SPDR Bloomberg Barclays TIPS ETF	232,855	12,930,438	3,002,974	1,865,692	(34,622)	(353,499)	253,843	13,679,599	197,018	—
SPDR Dow Jones International Real Estate ETF	63,705	2,493,414	3,951,479	708,155	(29,624)	(467,782)	148,255	5,239,332	193,054	—
SPDR Dow Jones REIT ETF	—	—	6,415,164	860,868	(20,956)	(572,172)	57,688	4,961,168	125,785	—
SPDR Portfolio Aggregate Bond ETF	—	—	11,536,647	575,040	1,752	63,291	395,930	11,026,650	28,490	—
SPDR Portfolio Developed World ex-US ETF	1,519,455	46,191,432	10,273,851	13,906,305	628,883	(5,970,119)	1,407,098	37,217,742	412,851	—
SPDR Portfolio Emerging Markets ETF	545,940	19,293,520	2,417,870	9,645,237	(18,771)	(1,177,884)	335,893	10,869,498	152,765	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	154,667	5,148,865	1,201,561	813,850	(13,202)	(25,683)	166,395	5,497,691	98,857	—
SPDR Portfolio Long Term Treasury ETF	149,332	5,231,025	7,952,648	2,034,636	(5,595)	41,081	319,193	11,184,523	161,041	—
SPDR Portfolio Small Cap ETF	233,351	7,532,570	8,955,933	1,300,875	160,091	(2,669,983)	480,946	12,677,736	113,314	—
SPDR S&P 500 ETF Trust	230,121	62,427,225	15,320,637	15,665,163	935,939	(6,023,632)	228,053	56,995,006	643,143	—
SPDR S&P International Small Cap ETF	212,042	7,277,281	2,713,653	611,662	8,681	(1,599,753)	278,947	7,788,200	216,182	—
SPDR S&P MidCap 400 ETF Trust	14,060	4,991,581	1,531,343	563,244	61,725	(882,371)	16,979	5,139,034	36,904	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,809,280	19,809,280	21,625,046	14,520,962	—	—	26,913,364	26,913,364	227,013	—
State Street Navigator Securities Lending Government Money Market Portfolio	8,492,442	8,492,442	142,634,033	119,631,622	—	—	31,494,853	31,494,853	208,124	—
The Consumer Discretionary Select Sector SPDR Fund	—	—	6,651,504	678,119	(18,196)	(711,718)	52,959	5,243,471	37,053	—
The Energy Select Sector SPDR Fund	66,339	5,037,784	6,140,195	5,220,963	(148,402)	(829,487)	86,820	4,979,127	48,126	—
The Industrial Select Sector SPDR Fund	66,988	4,798,351	216,722	5,058,045	(111,132)	154,104	—	—	24,826	—
The Technology Select Sector SPDR Fund	71,494	4,966,688	1,439,829	635,974	159,165	(744,275)	83,663	5,185,433	40,587	—
Total		$239,574,654	$271,748,661	$198,421,918	$1,495,785	$(23,021,099)		$291,376,083	$3,693,559	$—
See accompanying notes to financial statements.
14

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 48.4%
AEROSPACE & DEFENSE — 0.9%
General Dynamics Corp.:
3 Month USD LIBOR + 0.29%, 2.91%, 5/11/2020 (a)	$ 435,000	$ 434,604
3 Month USD LIBOR + 0.38%, 3.00%, 5/11/2021 (a)	694,000	693,056
United Technologies Corp. 3 Month USD LIBOR + 0.35%, 2.89%, 11/1/2019 (a)	250,000	249,760
		1,377,420
AGRICULTURE — 0.6%
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42%, 3.07%, 2/21/2020 (a)	1,000,000	1,000,660
AUTO MANUFACTURERS — 7.5%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.26%, 3.05%, 6/16/2020 (a)	250,000	248,913
Series MTN, 3 Month USD LIBOR + 0.15%, 2.62%, 1/22/2019 (a)	300,000	299,982
Series MTN, 3 Month USD LIBOR + 0.15%, 2.80%, 2/21/2020 (a)	500,000	497,615
Series MTN, 3 Month USD LIBOR + 0.27%, 2.74%, 7/20/2020 (a)	400,000	398,716
Series MTN, 3 Month USD LIBOR + 0.34%, 2.95%, 2/14/2020 (a)	500,000	498,870
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 2.98%, 8/14/2020 (a) (b)	1,100,000	1,092,751
3 Month USD LIBOR + 0.38%, 2.79%, 4/6/2020 (a) (b)	600,000	597,234
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 2.97%, 5/4/2020 (a) (b)	500,000	497,325
3 Month USD LIBOR + 0.67%, 3.25%, 11/5/2021 (a) (b)	500,000	495,260
3 Month USD LIBOR + 0.74%, 3.15%, 7/5/2019 (a) (b)	600,000	600,936
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.52%, 3.30%, 9/13/2019 (a) (b)	435,000	433,991
3 Month USD LIBOR + 1.01%, 3.78%, 3/8/2019 (a) (b)	300,000	300,300
PACCAR Financial Corp. Series MTN, 3 Month USD LIBOR + 0.26%, 2.88%, 5/10/2021 (a)	1,550,000	1,550,992
Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.51%, 1/10/2020 (a)	$ 450,000	$ 448,555
Series GMTN, 3 Month USD LIBOR + 0.17%, 2.97%, 9/18/2020 (a)	1,000,000	993,400
Series MTN, 3 Month USD LIBOR + 0.28%, 2.72%, 4/13/2021 (a)	1,132,000	1,125,151
Series MTN, 3 Month USD LIBOR + 0.39%, 2.84%, 1/17/2019 (a)	368,000	368,011
Volkswagen Group of America Finance LLC 3 Month USD LIBOR + 0.94%, 3.56%, 11/12/2021 (a) (b)	1,250,000	1,238,150
		11,686,152
BANKS — 21.8%
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.25%, 3.05%, 12/19/2019 (a) (b)	890,000	888,896
3 Month USD LIBOR + 0.32%, 2.92%, 11/9/2020 (a) (b)	300,000	298,725
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.86%, 1/23/2022 (a)	625,000	613,081
Series MTN, 3 Month USD LIBOR + 0.65%, 3.45%, 10/1/2021 (a)	1,400,000	1,391,236
Bank of America NA Series BKNT, 3 Month USD LIBOR + 0.25%, 2.96%, 8/28/2020 (a)	250,000	249,000
Bank of Montreal:
Series MTN, 3 Month USD LIBOR + 0.44%, 3.23%, 6/15/2020 (a)	250,000	249,573
Series MTN, 3 Month USD LIBOR + 0.60%, 3.38%, 12/12/2019 (a)	200,000	200,344
Bank of New York Mellon Corp. Series MTN, 3 Month USD LIBOR + 0.87%, 3.51%, 8/17/2020 (a)	2,000,000	2,015,000
Bank of Nova Scotia:
3 Month USD LIBOR + 0.66%, 3.44%, 6/14/2019 (a)	400,000	400,528
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.91%, 4/20/2021 (a)	500,000	497,050
BB&T Corp. Series MTN, 3 Month USD LIBOR + 0.57%, 3.36%, 6/15/2020 (a)	1,750,000	1,750,892
BPCE SA Series MTN, 2.50%, 7/15/2019	1,000,000	997,230

See accompanying notes to financial statements.
15

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Branch Banking & Trust Co. 3 Month USD LIBOR + 0.45%, 2.89%, 1/15/2020 (a)	$ 250,000	$ 250,103
Citibank NA:
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.77%, 10/20/2020 (a)	500,000	496,575
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.86%, 5/1/2020 (a)	750,000	746,647
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.45%, 3.22%, 3/10/2020 (a) (b)	450,000	449,870
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 2.89%, 1/10/2023 (a)	250,000	246,515
Credit Agricole SA 3 Month USD LIBOR + 0.80%, 3.24%, 4/15/2019 (a) (b)	500,000	500,595
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 3.50%, 10/23/2019 (a)	659,000	660,160
3 Month USD LIBOR + 1.36%, 3.85%, 4/23/2021 (a)	750,000	755,137
Series FRN, 3 Month USD LIBOR + 1.77%, 4.46%, 2/25/2021 (a)	250,000	253,913
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 3.87%, 6/7/2021 (a)	1,750,000	1,759,905
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 3.34%, 1/24/2019 (a)	430,000	430,069
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.17%, 2/10/2021 (a)	500,000	495,430
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.87%, 4/21/2021 (a)	1,000,000	1,006,580
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.58%, 3.37%, 9/20/2021 (a) (b)	750,000	746,857
3 Month USD LIBOR + 0.71%, 3.45%, 11/4/2021 (a) (b)	500,000	498,965
National Bank of Canada Series MTN, 3 Month USD LIBOR + 0.60%, 3.05%, 1/17/2020 (a)	665,000	665,718
PNC Bank NA Series BKNT, 3 Month USD LIBOR + 0.36%, 3.00%, 5/19/2020 (a)	600,000	597,582
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.48%, 2.99%, 7/29/2019 (a)	250,000	250,198
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.53%, 3.32%, 3/15/2019 (a)	$ 250,000	$ 250,173
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.88%, 11/3/2020 (a)	600,000	595,608
3 Month USD LIBOR + 0.62%, 3.36%, 6/1/2021 (a)	300,000	297,726
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 3.07%, 5/17/2021 (a) (b)	1,500,000	1,490,820
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.35%, 2.80%, 1/17/2020 (a)	1,218,000	1,215,247
Sumitomo Mitsui Trust Bank, Ltd. 3 Month USD LIBOR + 0.91%, 3.35%, 10/18/2019 (a) (b)	150,000	150,548
SunTrust Bank Series BKNT, 3 Month USD LIBOR + 0.50%, 3.01%, 10/26/2021 (a)	1,000,000	995,710
Svenska Handelsbanken AB Series BKNT, 3 Month USD LIBOR + 0.49%, 3.23%, 9/6/2019 (a)	320,000	320,211
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.90%, 3.34%, 7/13/2021 (a)	400,000	402,352
Series BKNT, 3 Month USD LIBOR + 0.44%, 3.24%, 7/2/2019 (a)	250,000	250,190
Series MTN, 3 Month USD LIBOR + 0.56%, 3.14%, 11/5/2019 (a)	253,000	253,463
Series MTN, 3 Month USD LIBOR + 0.84%, 3.31%, 1/22/2019 (a)	100,000	100,031
UBS AG:
3 Month USD LIBOR + 0.32%, 3.03%, 5/28/2019 (a) (b)	250,000	249,985
3 Month USD LIBOR + 0.48%, 3.22%, 12/1/2020 (a) (b)	550,000	550,665
3 Month USD LIBOR + 0.58%, 3.35%, 6/8/2020 (a) (b)	1,000,000	1,003,000
US Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.81%, 1/24/2020 (a)	1,000,000	1,001,390
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.83%, 4/26/2021 (a)	1,000,000	994,070
Series BKNT, 3 Month USD LIBOR + 0.48%, 2.99%, 10/28/2019 (a)	100,000	100,022
Wells Fargo & Co. 3 Month USD LIBOR + 0.93%, 3.55%, 2/11/2022 (a)	500,000	495,855

See accompanying notes to financial statements.
16

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.75%, 1/15/2021 (a)	$ 1,000,000	$ 990,820
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.98%, 7/23/2021 (a)	700,000	695,471
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 2.83%, 1/25/2021 (a)	1,000,000	993,400
3 Month USD LIBOR + 0.56%, 3.20%, 8/19/2019 (a)	275,000	275,399
		34,034,530
BEVERAGES — 1.7%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 0.40%, 2.94%, 2/1/2019 (a)	200,000	199,968
Diageo Capital PLC 3 Month USD LIBOR + 0.24%, 2.88%, 5/18/2020 (a)	825,000	821,873
PepsiCo, Inc.:
3 Month USD LIBOR + 0.27%, 2.68%, 10/4/2019 (a)	250,000	250,105
3 Month USD LIBOR + 0.37%, 2.92%, 5/2/2022 (a)	250,000	248,385
3 Month USD LIBOR + 0.53%, 2.94%, 10/6/2021 (a)	1,100,000	1,103,135
		2,623,466
BIOTECHNOLOGY — 0.2%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.22%, 3.01%, 3/20/2019 (a)	350,000	349,983
CHEMICALS — 0.4%
EI du Pont de Nemours & Co. 3 Month USD LIBOR + 0.53%, 3.07%, 5/1/2020 (a)	700,000	700,658
COMPUTERS — 1.4%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 2.68%, 5/11/2020 (a)	680,000	678,123
3 Month USD LIBOR + 0.25%, 2.85%, 2/7/2020 (a)	790,000	789,874
IBM Credit LLC 3 Month USD LIBOR + 0.16%, 2.74%, 2/5/2021 (a)	725,000	717,583
		2,185,580
DIVERSIFIED FINANCIAL SERVICES — 0.6%
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 3.35%, 3/18/2019 (a)	350,000	350,178
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.43%, 3.17%, 3/3/2020 (a)	$ 610,000	$ 609,311
		959,489
ELECTRONICS — 0.8%
Honeywell International, Inc. 3 Month USD LIBOR + 0.28%, 2.80%, 10/30/2019 (a)	1,200,000	1,199,664
HEALTH CARE SERVICES — 1.7%
Cigna Corp. 3 Month USD LIBOR + 0.35%, 3.14%, 3/17/2020 (a) (b)	1,000,000	993,370
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34%, 3.14%, 9/30/2019 (a) (b)	750,000	750,383
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 2.51%, 10/15/2020 (a)	300,000	298,749
3 Month USD LIBOR + 0.26%, 3.05%, 6/15/2021 (a)	600,000	595,170
		2,637,672
INSURANCE — 0.6%
Metropolitan Life Global Funding I 3 Month USD LIBOR + 0.57%, 3.03%, 9/7/2020 (a) (b)	1,000,000	993,350
IT SERVICES — 0.5%
International Business Machines Corp. 1.80%, 5/17/2019	750,000	746,895
MACHINERY, CONSTRUCTION & MINING — 0.8%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.84%, 11/29/2019 (a)	500,000	499,255
Series MTN, 3 Month USD LIBOR + 0.28%, 3.05%, 9/7/2021 (a)	500,000	495,520
Series MTN, 3 Month USD LIBOR + 0.28%, 3.10%, 3/22/2019 (a)	300,000	300,057
		1,294,832
MACHINERY-DIVERSIFIED — 0.8%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.57%, 2.98%, 1/8/2019 (a)	200,000	200,012
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.59%, 1/7/2020 (a)	500,000	499,610

See accompanying notes to financial statements.
17

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.29%, 2.69%, 10/9/2019 (a)	$ 325,000	$ 325,084
Series MTN, 3 Month USD LIBOR + 0.29%, 3.11%, 6/22/2020 (a)	275,000	274,915
		1,299,621
MEDIA — 0.9%
Comcast Corp. 3 Month USD LIBOR + 0.33%, 3.13%, 10/1/2020 (a)	1,000,000	995,400
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 3.20%, 4/1/2021 (a) (b)	400,000	395,708
		1,391,108
MISCELLANEOUS MANUFACTURER — 0.5%
General Electric Co. Series GMTN, 3 Month USD LIBOR + 0.51%, 2.95%, 1/14/2019 (a)	63,000	63,000
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.32%, 3.10%, 9/13/2019 (a) (b)	200,000	200,084
3 Month USD LIBOR + 0.34%, 3.13%, 3/16/2020 (a) (b)	450,000	449,838
		712,922
OIL & GAS — 3.8%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 3.45%, 9/19/2022 (a)	250,000	250,243
BP Capital Markets PLC 3 Month USD LIBOR + 0.87%, 3.66%, 9/16/2021 (a)	1,250,000	1,260,175
Chevron Corp. 3 Month USD LIBOR + 0.48%, 3.22%, 3/3/2022 (a)	1,500,000	1,497,870
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 3.52%, 5/15/2022 (a)	850,000	860,166
Exxon Mobil Corp. 1.71%, 3/1/2019	500,000	499,120
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 3.13%, 9/12/2019 (a)	300,000	300,186
3 Month USD LIBOR + 0.45%, 3.07%, 5/11/2020 (a)	900,000	901,089
Total Capital International SA 3 Month USD LIBOR + 0.35%, 3.15%, 6/19/2019 (a)	450,000	450,319
		6,019,168
RETAIL — 1.4%
Home Depot, Inc.:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.15%, 2.90%, 6/5/2020 (a)	$ 350,000	$ 348,950
3 Month USD LIBOR + 0.31%, 3.05%, 3/1/2022 (a)	500,000	495,040
Lowe's Cos., Inc. 3 Month USD LIBOR + 0.42%, 3.19%, 9/10/2019 (a)	750,000	749,325
Walmart, Inc. 3 Month USD LIBOR + 0.23%, 3.05%, 6/23/2021 (a)	600,000	598,554
		2,191,869
SOFTWARE — 0.8%
Oracle Corp.:
3 Month USD LIBOR + 0.51%, 2.92%, 10/8/2019 (a)	895,000	898,106
3 Month USD LIBOR + 0.58%, 3.02%, 1/15/2019 (a)	387,000	387,050
		1,285,156
TELECOMMUNICATIONS — 0.6%
Cisco Systems, Inc.:
2.13%, 3/1/2019	350,000	349,531
3 Month USD LIBOR + 0.34%, 3.13%, 9/20/2019 (a)	560,000	560,258
		909,789
TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 3.25%, 4/1/2023 (a)	200,000	198,866
TOTAL CORPORATE BONDS & NOTES (Cost $76,110,509)		75,798,850
ASSET-BACKED SECURITIES — 25.1%
AUTOMOBILE — 15.2%
Ally Auto Receivables Trust 2016-3 Series 2016-3, Class A4, 1.72%, 4/15/2021	1,000,000	991,977
AmeriCredit Automobile Receivables Trust 2014-2 Series 2014-2, Class D, 2.57%, 7/8/2020	1,791,636	1,790,446
BMW Floorplan Master Owner Trust Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 2.78%, 5/15/2023 (a) (b)	500,000	497,974
CarMax Auto Owner Trust Series 2017-3, Class A2A, 1.64%, 9/15/2020	259,986	259,207
CarMax Auto Owner Trust 2016-2 Series 2016-2, Class A3, 1.52%, 2/16/2021	752,741	748,252

See accompanying notes to financial statements.
18

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Drive Auto Receivables Trust Series 2018-2, Class A2, 2.64%, 9/15/2020	$ 335,242	$ 335,029
Ford Credit Auto Owner Trust 2015-C Series 2015-C, Class A4, 1.74%, 2/15/2021	899,466	895,940
Ford Credit Floorplan Master Owner Trust A Series 2016-3, Class A1, 1.55%, 7/15/2021	1,000,000	992,385
GM Financial Automobile Leasing Trust 2017-1 Series 2017-1, Class A4, 2.26%, 8/20/2020	2,395,000	2,381,616
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1, 1.96%, 5/17/2021 (b)	1,500,000	1,493,382
Honda Auto Receivables 2016-2 Owner Trust Series 2016-2, Class A4, 1.62%, 8/15/2022	1,000,000	992,328
Honda Auto Receivables 2016-3 Owner Trust Series 2016-3, Class A3, 1.16%, 5/18/2020	265,340	263,871
Honda Auto Receivables 2017-4 Owner Trust Series 2017-4, Class A2, 1.80%, 1/21/2020	87,580	87,389
Hyundai Auto Receivables Trust 2015-C Series 2015-C, Class A4, 1.78%, 11/15/2021	1,060,000	1,055,224
Hyundai Auto Receivables Trust 2017-B Series 2017-B, Class A2A, 1.57%, 8/17/2020	171,900	171,300
Nissan Auto Lease Trust 2017-B Series 2017-B, Class A2A, 1.83%, 12/16/2019	457,226	455,693
Nissan Auto Receivables Owner Trust:
Series 2017-A, Class A2A, 1.47%, 1/15/2020	6,864	6,860
Series 2015-C, Class A3, 1.37%, 5/15/2020	109,346	108,991
Series 2018-A, Class A2A, 2.39%, 12/15/2020	389,054	387,992
Nissan Master Owner Trust Receivables Series 2016-A, Class A2, 1.54%, 6/15/2021	1,750,000	1,738,294
Santander Drive Auto Receivables Trust 2014-4 Series 2014-4, Class D, 3.10%, 11/16/2020	2,919,767	2,919,447
Security Description	Principal Amount	Value
Toyota Auto Receivables 2016-C Series 2016-C, Class A4, 1.32%, 11/15/2021	$ 1,500,000	$ 1,475,481
Toyota Auto Receivables Owner Trust:
Series 2017-B, Class A2A, 1.46%, 1/15/2020	28,755	28,724
Series 2015-B, Class A4, 1.74%, 9/15/2020	596,040	595,223
World Omni Auto Receivables Trust Series 2015-B, Class A3, 1.49%, 12/15/2020	146,727	146,416
World Omni Auto Receivables Trust 2015-A Series 2015-A, Class A4, 1.75%, 4/15/2021	1,012,153	1,009,602
World Omni Auto Receivables Trust 2018-A Series 2018-A, Class A2, 2.19%, 5/17/2021	519,699	517,658
World Omni Automobile Lease Securitization Trust 2018-B Series 2018-B, Class A2A, 2.96%, 6/15/2021	1,500,000	1,497,972
		23,844,673
CREDIT CARD — 9.9%
American Express Credit Account Master Trust Series 2017-4, Class A, 1.64%, 12/15/2021	1,800,000	1,791,586
BA Credit Card Trust:
Series 2017-A1, Class A1, Class A1, 1.95%, 8/15/2022	1,000,000	988,188
Series 2016-A1, Class A, 1 Month USD LIBOR + 0.39%, 2.85%, 10/15/2021 (a)	400,000	400,220
Series 2014-A1, Class A, 1 Month USD LIBOR + 0.38%, 2.84%, 6/15/2021 (a)	250,000	250,017
Capital One Multi-Asset Execution Trust:
Series 2016-A4, Class A4, 1.33%, 6/15/2022	500,000	495,022
Series 2016-A3, Class A3, 1.34%, 4/15/2022	1,500,000	1,488,761
CARDS II Trust:
Series 2018-1A, Class A, 1 Month USD LIBOR + 0.35%, 2.81%, 4/17/2023 (a) (b)	500,000	500,614
Series 2017-1A, Class A, 1 Month USD LIBOR + 0.37%, 2.83%, 4/18/2022 (a) (b)	400,000	399,961
Chase Issuance Trust:

See accompanying notes to financial statements.
19

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-A5, Class A5, 1.27%, 7/15/2021	$ 1,000,000	$ 991,273
Series 2012-A4, Class A4, 1.58%, 8/15/2021	500,000	495,889
Citibank Credit Card Issuance Trust Series 2017-A2, Class A2, 1.74%, 1/19/2021	2,160,000	2,158,848
Discover Card Execution Note Trust:
Series 2016-A4, Class A4, 1.39%, 3/15/2022	1,000,000	989,161
Series 2016-A2, Class A2, 1 Month USD LIBOR + 0.54%, 3.00%, 9/15/2021 (a)	500,000	500,319
Evergreen Credit Card Trust:
Series 2018-2, Class A, 1 Month USD LIBOR + 0.35%, 2.81%, 7/15/2022 (a) (b)	250,000	249,880
Series 2017-1, Class A, 1 Month USD LIBOR + 0.26%, 2.72%, 10/15/2021 (a) (b)	700,000	699,453
Golden Credit Card Trust Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 2.78%, 5/15/2023 (a) (b)	600,000	599,981
Gracechurch Card Funding PLC Series 2018-1A, Class A, 1 Month USD LIBOR + 0.40%, 2.86%, 7/15/2022 (a) (b)	500,000	499,315
Master Credit Card Trust II Series 2018-3A, Class A, 1 Month USD LIBOR + 0.34%, 2.82%, 1/21/2022 (a) (b)	1,000,000	1,001,190
World Financial Network Credit Card Master Trust Series 2012-A, Class A, 3.14%, 1/17/2023	1,000,000	1,000,032
		15,499,710
TOTAL ASSET-BACKED SECURITIES (Cost $39,317,130)		39,344,383
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
CANADA — 0.2%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 2.92%, 9/21/2020 (a) (Cost $250,000)	250,000	250,535
U.S. TREASURY OBLIGATIONS — 15.8%
Treasury Bills:
2.33%, 2/14/2019	5,300,000	5,285,020
2.64%, 12/5/2019	7,500,000	7,323,132
Treasury Notes:
Security Description	Principal Amount	Value
1.13%, 4/30/2020	$ 4,000,000	$ 3,924,687
1.25%, 6/30/2019	1,000,000	993,779
1.38%, 9/30/2019	1,640,000	1,624,940
2.00%, 1/31/2020	2,550,000	2,533,179
2.61%, 7/31/2019	3,000,000	2,971,401
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,657,094)		24,656,138
MORTGAGE-BACKED SECURITIES — 0.6%
Holmes Master Issuer PLC Series 2018-2A, Class A1, 1 Month USD LIBOR + 0.35%, 2.81%, 7/15/2019 (a) (b)	1,000,000	999,246
	Shares
CERTIFICATE OF DEPOSIT — 0.5%
Bank of Nova Scotia 2.83% (a)	500,000	499,712
MUFG Bank, Ltd. 3.20% (a)	300,000	300,602
TOTAL CERTIFICATE OF DEPOSIT (Cost $800,314)		800,314

SHORT-TERM INVESTMENT — 11.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d) (Cost $18,344,408)	18,344,408	18,344,408
TOTAL INVESTMENTS — 102.4% (Cost $160,479,455)		160,193,874
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(3,703,319)
NET ASSETS — 100.0%		$ 156,490,555
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.6% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
FRN	= Floating Rate Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate

See accompanying notes to financial statements.
20

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 75,798,850	$—	$ 75,798,850
Asset-Backed Securities	—	39,344,383	—	39,344,383
Foreign Government Obligations	—	250,535	—	250,535
U.S. Treasury Obligations	—	24,656,138	—	24,656,138
Mortgage-Backed Securities	—	999,246	—	999,246
Certificate of Deposit	—	800,314	—	800,314
Short-Term Investment	18,344,408	—	—	18,344,408
TOTAL INVESTMENTS	$18,344,408	$141,849,466	$—	$160,193,874
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,033,700	$4,033,700	$79,615,289	$65,304,581	$—	$—	18,344,408	$18,344,408	$33,147	$—
See accompanying notes to financial statements.
21

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 4.0%
Boeing Co.	3,096	$ 998,460
BANKS — 4.1%
JPMorgan Chase & Co.	8,560	835,627
Wells Fargo & Co.	3,845	177,178
		1,012,805
BEVERAGES — 1.5%
Molson Coors Brewing Co. Class B	6,792	381,439
BIOTECHNOLOGY — 1.1%
Celgene Corp. (a)	4,145	265,653
CHEMICALS — 0.5%
LyondellBasell Industries NV Class A	1,543	128,316
CONSUMER FINANCE — 1.0%
Discover Financial Services	4,257	251,078
ELECTRIC UTILITIES — 2.3%
Exelon Corp.	12,715	573,447
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.7%
Simon Property Group, Inc. REIT	2,691	452,061
STORE Capital Corp. REIT	25,621	725,331
		1,177,392
FOOD & STAPLES RETAILING — 2.8%
Walgreens Boots Alliance, Inc.	10,240	699,699
FOOD PRODUCTS — 2.7%
Tyson Foods, Inc. Class A	12,753	681,010
HEALTH CARE PROVIDERS & SERVICES — 5.1%
Cigna Corp.	1,723	327,244
CVS Health Corp.	9,223	604,291
HCA Healthcare, Inc.	1,071	133,286
Molina Healthcare, Inc. (a)	1,623	188,625
		1,253,446
HOTELS, RESTAURANTS & LEISURE — 4.1%
Chipotle Mexican Grill, Inc. (a)	1,747	754,337
Starbucks Corp.	3,938	253,607
		1,007,944
HOUSEHOLD PRODUCTS — 0.6%
Procter & Gamble Co.	1,697	155,988
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.4%
AES Corp.	34,787	503,020
NRG Energy, Inc.	21,201	839,560
		1,342,580
INSURANCE — 6.3%
MetLife, Inc.	19,675	807,855
Prudential Financial, Inc.	9,158	746,835
		1,554,690
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 2.2%
Alphabet, Inc. Class C (a)	526	$ 544,731
INTERNET & DIRECT MARKETING RETAIL — 4.2%
Amazon.com, Inc. (a)	695	1,043,869
IT SERVICES — 4.1%
DXC Technology Co.	8,631	458,910
International Business Machines Corp.	1,122	127,538
VeriSign, Inc. (a)	2,838	420,847
		1,007,295
MACHINERY — 4.0%
Allison Transmission Holdings, Inc.	15,782	692,988
Cummins, Inc.	2,169	289,865
		982,853
MEDIA — 2.5%
Comcast Corp. Class A	18,113	616,748
OIL, GAS & CONSUMABLE FUELS — 4.0%
Exxon Mobil Corp.	6,152	419,505
Valero Energy Corp.	7,751	581,092
		1,000,597
PHARMACEUTICALS — 10.6%
Bristol-Myers Squibb Co.	2,378	123,609
Eli Lilly & Co.	8,688	1,005,375
Johnson & Johnson	6,819	879,992
Merck & Co., Inc.	8,215	627,708
		2,636,684
ROAD & RAIL — 2.6%
Union Pacific Corp.	4,688	648,022
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Intel Corp.	22,199	1,041,799
SOFTWARE — 8.3%
Adobe, Inc. (a)	1,656	374,654
Microsoft Corp.	16,465	1,672,350
		2,047,004
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Apple, Inc.	4,729	745,952
Western Digital Corp.	5,336	197,272
		943,224
TOBACCO — 2.3%
Philip Morris International, Inc.	8,486	566,525
TOTAL COMMON STOCKS (Cost $26,053,802)		24,563,298

See accompanying notes to financial statements.
22

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $237,693)	237,693	$ 237,693
TOTAL INVESTMENTS — 99.9% (Cost $26,291,495)		24,800,991
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		16,891
NET ASSETS — 100.0%		$ 24,817,882

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,563,298	$—	$—	$24,563,298
Short-Term Investment	237,693	—	—	237,693
TOTAL INVESTMENTS	$24,800,991	$—	$—	$24,800,991
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	285,615	$285,615	$701,469	$749,391	$—	$—	237,693	$237,693	$2,928	$—
See accompanying notes to financial statements.
23

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 4.7%
Boeing Co.	4,698	$ 1,515,105
AUTO COMPONENTS — 0.4%
Lear Corp.	943	115,857
BIOTECHNOLOGY — 6.5%
Amgen, Inc.	2,738	533,007
Biogen, Inc. (a)	990	297,911
Celgene Corp. (a)	14,957	958,594
Gilead Sciences, Inc.	4,857	303,805
		2,093,317
CAPITAL MARKETS — 1.1%
S&P Global, Inc.	2,042	347,017
CHEMICALS — 1.9%
LyondellBasell Industries NV Class A	7,172	596,423
CONSUMER FINANCE — 1.1%
Synchrony Financial	14,836	348,052
ELECTRICAL EQUIPMENT — 1.5%
Eaton Corp. PLC	6,849	470,252
ENTERTAINMENT — 2.0%
Electronic Arts, Inc. (a)	8,096	638,855
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
Extra Space Storage, Inc. REIT	1,884	170,464
Simon Property Group, Inc. REIT	2,401	403,344
		573,808
FOOD PRODUCTS — 0.9%
Tyson Foods, Inc. Class A	5,157	275,384
HEALTH CARE PROVIDERS & SERVICES — 9.9%
AmerisourceBergen Corp.	6,930	515,592
CVS Health Corp.	10,079	660,376
HCA Healthcare, Inc.	2,968	369,368
Molina Healthcare, Inc. (a)	4,767	554,021
UnitedHealth Group, Inc.	4,277	1,065,486
		3,164,843
HOTELS, RESTAURANTS & LEISURE — 5.9%
Chipotle Mexican Grill, Inc. (a)	769	332,046
Domino's Pizza, Inc.	371	92,004
Marriott International, Inc. Class A	4,421	479,944
Starbucks Corp.	15,437	994,143
		1,898,137
HOUSEHOLD DURABLES — 0.7%
PulteGroup, Inc.	9,092	236,301
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 3.2%
NRG Energy, Inc.	26,165	1,036,134
INSURANCE — 3.2%
Allstate Corp.	1,473	121,714
MetLife, Inc.	6,777	278,264
Security Description	Shares	Value
Prudential Financial, Inc.	7,704	$ 628,261
		1,028,239
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class C (a)	798	826,417
INTERNET & DIRECT MARKETING RETAIL — 11.6%
Amazon.com, Inc. (a)	1,717	2,578,882
Booking Holdings, Inc. (a)	668	1,150,577
		3,729,459
IT SERVICES — 5.6%
DXC Technology Co.	4,427	235,384
International Business Machines Corp.	8,455	961,080
Mastercard, Inc. Class A	363	68,480
VeriSign, Inc. (a)	3,650	541,258
		1,806,202
MACHINERY — 2.1%
Allison Transmission Holdings, Inc.	15,344	673,755
PHARMACEUTICALS — 5.2%
Eli Lilly & Co.	9,657	1,117,508
Johnson & Johnson	4,191	540,849
		1,658,357
PROFESSIONAL SERVICES — 0.8%
Verisk Analytics, Inc. (a)	2,317	252,646
ROAD & RAIL — 0.8%
Union Pacific Corp.	1,969	272,175
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Broadcom, Inc.	3,632	923,545
SOFTWARE — 10.4%
Adobe, Inc. (a)	5,688	1,286,853
Microsoft Corp.	12,849	1,305,073
ServiceNow, Inc. (a)	4,117	733,032
		3,324,958
SPECIALTY RETAIL — 2.2%
Best Buy Co., Inc.	13,221	700,184
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.6%
Apple, Inc.	11,341	1,788,929
TOBACCO — 3.7%
Altria Group, Inc.	21,530	1,063,367
Philip Morris International, Inc.	1,867	124,641
		1,188,008
TRADING COMPANIES & DISTRIBUTORS — 0.7%
United Rentals, Inc. (a)	2,115	216,851
TOTAL COMMON STOCKS (Cost $34,181,723)		31,699,210

See accompanying notes to financial statements.
24

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $314,128)	314,128	$ 314,128
TOTAL INVESTMENTS — 100.0% (Cost $34,495,851)		32,013,338
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		3,850
NET ASSETS — 100.0%		$ 32,017,188

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
(d)	Amount is less than 0.05% of net assets.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$31,699,210	$—	$—	$31,699,210
Short-Term Investment	314,128	—	—	314,128
TOTAL INVESTMENTS	$32,013,338	$—	$—	$32,013,338
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	414,275	$414,275	$1,178,403	$1,278,550	$—	$—	314,128	$314,128	$3,772	$—
See accompanying notes to financial statements.
25

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.1%
BANKS — 9.4%
Bank of America Corp.	54,046	$ 1,331,694
Citigroup, Inc.	5,038	262,278
JPMorgan Chase & Co.	12,279	1,198,676
		2,792,648
BEVERAGES — 1.6%
Molson Coors Brewing Co. Class B	8,782	493,197
BIOTECHNOLOGY — 0.6%
Biogen, Inc. (a)	627	188,677
CHEMICALS — 2.3%
LyondellBasell Industries NV Class A	8,174	679,750
COMMUNICATIONS EQUIPMENT — 2.7%
Cisco Systems, Inc.	18,453	799,569
CONSUMER FINANCE — 2.7%
Discover Financial Services	13,459	793,812
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
CenturyLink, Inc.	10,970	166,195
Verizon Communications, Inc.	5,085	285,879
		452,074
ELECTRIC UTILITIES — 3.7%
Exelon Corp.	24,302	1,096,020
ELECTRICAL EQUIPMENT — 4.5%
Eaton Corp. PLC	11,005	755,603
Regal Beloit Corp.	8,171	572,379
		1,327,982
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.7%
Extra Space Storage, Inc. REIT	4,996	452,038
Host Hotels & Resorts, Inc. REIT	30,683	511,485
Simon Property Group, Inc. REIT	1,398	234,850
STORE Capital Corp. REIT	28,315	801,598
		1,999,971
FOOD & STAPLES RETAILING — 2.3%
Walgreens Boots Alliance, Inc.	9,889	675,715
FOOD PRODUCTS — 2.1%
Tyson Foods, Inc. Class A	11,908	635,887
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Medtronic PLC	2,615	237,861
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Cigna Corp.	2,138	405,988
CVS Health Corp.	9,635	631,285
Humana, Inc.	1,526	437,168
		1,474,441
HOTELS, RESTAURANTS & LEISURE — 1.4%
Marriott International, Inc. Class A	1,598	173,479
Security Description	Shares	Value
Royal Caribbean Cruises, Ltd.	2,613	$ 255,525
		429,004
HOUSEHOLD DURABLES — 2.6%
Toll Brothers, Inc.	23,283	766,709
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.5%
AES Corp.	46,444	671,580
NRG Energy, Inc.	24,365	964,854
		1,636,434
INSURANCE — 5.1%
MetLife, Inc.	16,946	695,803
Prudential Financial, Inc.	9,930	809,791
		1,505,594
IT SERVICES — 1.5%
DXC Technology Co.	8,441	448,808
MACHINERY — 2.3%
Cummins, Inc.	5,084	679,426
MEDIA — 2.2%
Comcast Corp. Class A	19,006	647,154
MULTILINE RETAIL — 0.7%
Target Corp.	3,382	223,516
OIL, GAS & CONSUMABLE FUELS — 9.1%
Anadarko Petroleum Corp.	8,994	394,297
Exxon Mobil Corp.	7,938	541,292
Kinder Morgan, Inc.	20,813	320,104
Phillips 66	7,448	641,645
Valero Energy Corp.	10,719	803,604
		2,700,942
PHARMACEUTICALS — 11.4%
Bristol-Myers Squibb Co.	18,107	941,202
Eli Lilly & Co.	7,839	907,129
Johnson & Johnson	8,919	1,150,997
Merck & Co., Inc.	5,063	386,864
		3,386,192
ROAD & RAIL — 2.7%
Union Pacific Corp.	5,873	811,825
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Intel Corp.	25,101	1,177,990
SOFTWARE — 1.1%
Microsoft Corp.	3,115	316,391
TOBACCO — 2.7%
Philip Morris International, Inc.	12,084	806,728
TOTAL COMMON STOCKS (Cost $31,485,427)		29,184,317

See accompanying notes to financial statements.
26

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $570,956)	570,956	$ 570,956
TOTAL INVESTMENTS — 100.0% (Cost $32,056,383)		29,755,273
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		10,734
NET ASSETS — 100.0%		$ 29,766,007

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
(d)	Amount is less than 0.05% of net assets.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$29,184,317	$—	$—	$29,184,317
Short-Term Investment	570,956	—	—	570,956
TOTAL INVESTMENTS	$29,755,273	$—	$—	$29,755,273
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	272,118	$272,118	$1,086,685	$787,847	$—	$—	570,956	$570,956	$4,011	$—
See accompanying notes to financial statements.
27

[This Page Intentionally Left Blank]
28

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 32,132,989	$ 8,325,449	$ 5,252,801
Investments in affiliated issuers, at value	105,241,262	104,290,642	291,376,083
Total Investments	137,374,251	112,616,091	296,628,884
Cash	162	—	324
Receivable for fund shares sold	—	61,196	—
Dividends receivable — unaffiliated issuers	—	—	517,638
Dividends receivable — affiliated issuers	6,563	2,859	50,775
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	—	—	27,441
Securities lending income receivable — affiliated issuers	11,736	18,653	48,927
TOTAL ASSETS	137,392,712	112,698,799	297,273,989
LIABILITIES
Payable upon return of securities loaned	2,474,439	11,704,139	31,494,853
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	6	—	722,662
Advisory fee payable	14,582	20,046	47,255
Trustees’ fees and expenses payable	27	18	48
TOTAL LIABILITIES	2,489,054	11,724,203	32,264,818
NET ASSETS	$134,903,658	$100,974,596	$265,009,171
NET ASSETS CONSIST OF:
Paid-in Capital	$187,422,434	$110,991,573	$273,892,205
Total distributable earnings (loss)	(52,518,776)	(10,016,977)	(8,883,034)
NET ASSETS	$134,903,658	$100,974,596	$265,009,171
NET ASSET VALUE PER SHARE
Net asset value per share	$ 22.87	$ 30.60	$ 34.64
Shares outstanding (unlimited amount authorized, no par value)	5,900,000	3,300,000	7,650,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 37,933,486	$ 9,798,263	$ 5,897,867
Investments in affiliated issuers	115,414,665	110,019,713	293,662,074
Total cost of investments	$153,348,151	$119,817,976	$299,559,941
* Includes investments in securities on loan, at value	$ 2,527,890	$ 15,826,312	$ 97,809,604
See accompanying notes to financial statements.
29

SPDR SSGA Ultra Short Term Bond ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

$141,849,466	$24,563,298	$31,699,210	$29,184,317
18,344,408	237,693	314,128	570,956
160,193,874	24,800,991	32,013,338	29,755,273
83	20	—	28
—	—	—	—
—	30,628	22,409	50,723
19,356	679	664	1,095
423,182	—	—	—
—	—	—	—
—	—	—	—
160,636,495	24,832,318	32,036,411	29,807,119

—	—	—	—
4,123,072	—	—	—
—	—	—	22,140
22,856	14,431	19,187	18,965
12	5	36	7
4,145,940	14,436	19,223	41,112
$156,490,555	$24,817,882	$32,017,188	$29,766,007

$157,137,316	$26,299,383	$35,046,188	$32,422,740
(646,761)	(1,481,501)	(3,029,000)	(2,656,733)
$156,490,555	$24,817,882	$32,017,188	$29,766,007

$ 40.13	$ 70.91	$ 71.15	$ 59.53
3,900,000	350,000	450,000	500,000

$142,135,047	$26,053,802	$34,181,723	$31,485,427
18,344,408	237,693	314,128	570,956
$160,479,455	$26,291,495	$34,495,851	$32,056,383
$ —	$ —	$ —	$ —
30

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ —
Dividend income — unaffiliated issuers	286,838	185,926	88,550
Dividend income — affiliated issuers	1,900,832	2,265,986	3,485,435
Unaffiliated securities lending income	25,109	40,572	67,859
Affiliated securities lending income	77,617	76,371	208,124
Other income	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	2,290,396	2,568,855	3,849,968
EXPENSES
Advisory fee	108,876	97,813	207,166
Trustees’ fees and expenses	1,245	811	2,165
TOTAL EXPENSES	110,121	98,624	209,331
NET INVESTMENT INCOME (LOSS)	$ 2,180,275	$ 2,470,231	$ 3,640,637
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(115,361)	42,292	(113,297)
Investments — affiliated issuers	(1,057,924)	4,172,127	292,761
In-kind redemptions — unaffiliated issuers	(47,436)	—	485,536
In-kind redemptions — affiliated issuers	370,490	—	1,203,024
Net realized gain (loss)	(850,231)	4,214,419	1,868,024
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(5,834,991)	(1,472,814)	(1,182,228)
Investments — affiliated issuers	(14,126,742)	(8,154,537)	(23,021,099)
Net change in unrealized appreciation/depreciation	(19,961,733)	(9,627,351)	(24,203,327)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(20,811,964)	(5,412,932)	(22,335,303)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(18,631,689)	$(2,942,701)	$(18,694,666)
See accompanying notes to financial statements.
31

SPDR SSGA Ultra Short Term Bond ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

1,134,239	$ —	$ —	$ —
—	295,045	318,482	485,975
33,147	2,928	3,772	4,011
—	—	—	—
—	—	—	—
—	—	982	—
1,167,386	297,973	323,236	489,986

94,649	82,961	125,987	109,764
507	236	402	287
95,156	83,197	126,389	110,051
$1,072,230	$ 214,776	$ 196,847	$ 379,935

2,015	27,575	(494,683)	(338,707)
—	—	—	—
—	485,698	617,263	277,704
—	—	—	—
2,015	513,273	122,580	(61,003)

(290,497)	(1,925,077)	(4,142,048)	(3,180,246)
—	—	—	—
(290,497)	(1,925,077)	(4,142,048)	(3,180,246)
(288,482)	(1,411,804)	(4,019,468)	(3,241,249)
$ 783,748	$(1,197,028)	$(3,822,621)	$(2,861,314)
32

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,180,275	$ 2,500,965	$ 2,470,231	$ 3,011,514
Net realized gain (loss)	(850,231)	(665,727)	4,214,419	1,992,130
Net change in unrealized appreciation/depreciation	(19,961,733)	12,559,946	(9,627,351)	(1,755,232)
Net increase (decrease) in net assets resulting from operations	(18,631,689)	14,395,184	(2,942,701)	3,248,412
Net equalization credits and charges	42,098	(6,781)	104,356	(16,838)
Distributions to shareholders (Note 11)	(2,193,567)	(2,524,937)	(2,785,284)	(2,983,228)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	24,532,577	44,751,476	14,312,912	4,988,040
Cost of shares redeemed	(12,545,637)	(27,954,964)	—	(8,240,529)
Net income equalization	(42,098)	6,781	(104,356)	16,838
Other Capital	—	—	686	—
Net increase (decrease) in net assets from beneficial interest transactions	11,944,842	16,803,293	14,209,242	(3,235,651)
Net increase (decrease) in net assets during the period	(8,838,316)	28,666,759	8,585,613	(2,987,305)
Net assets at beginning of period	143,741,974	115,075,215	92,388,983	95,376,288
NET ASSETS AT END OF PERIOD	$134,903,658	$143,741,974	$100,974,596	$92,388,983
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	1,700,000	450,000	150,000
Shares redeemed	(500,000)	(1,100,000)	—	(250,000)
Net increase (decrease) from share transactions	500,000	600,000	450,000	(100,000)
See accompanying notes to financial statements.
33

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR MFS Systematic Core Equity ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18

$ 3,640,637	$ 4,967,140	$ 1,072,230	$ 478,526	$ 214,776	$ 235,376
1,868,024	5,473,116	2,015	(8,832)	513,273	1,524,281
(24,203,327)	7,172,319	(290,497)	(34,849)	(1,925,077)	(468,942)
(18,694,666)	17,612,575	783,748	434,845	(1,197,028)	1,290,715
61,705	32,328	66,453	31,387	(2,607)	9,845
(3,660,053)	(5,038,036)	(1,194,117)	(440,203)	(227,285)	(362,453)

61,365,062	34,147,005	110,538,023	48,298,111	—	33,108,321
(22,930,097)	(5,573,015)	(4,025,667)	(16,107,275)	(3,860,177)	(10,795,866)
(61,705)	(32,328)	(66,453)	(31,387)	2,607	(9,845)
—	—	45,020	40,638	—	(35)
38,373,260	28,541,662	106,490,923	32,200,087	(3,857,570)	22,302,575
16,080,246	41,148,529	106,147,007	32,226,116	(5,284,490)	23,240,682
248,928,925	207,780,396	50,343,548	18,117,432	30,102,372	6,861,690
$265,009,171	$248,928,925	$156,490,555	$ 50,343,548	$24,817,882	$ 30,102,372

1,700,000	900,000	2,750,000	1,200,000	—	450,000
(650,000)	(150,000)	(100,000)	(400,000)	(50,000)	(150,000)
1,050,000	750,000	2,650,000	800,000	(50,000)	300,000
34

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MFS Systematic Growth Equity ETF		SPDR MFS Systematic Value Equity ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 196,847	$ 381,971	$ 379,935	$ 249,431
Net realized gain (loss)	122,580	4,551,843	(61,003)	397,026
Net change in unrealized appreciation/depreciation	(4,142,048)	1,473,870	(3,180,246)	337,481
Net increase (decrease) in net assets resulting from operations	(3,822,621)	6,407,684	(2,861,314)	983,938
Net equalization credits and charges	—	24,904	2,080	25,776
Distributions to shareholders (Note 11)	(677,366)	(501,100)	(693,997)	(372,595)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	27,658,642	3,345,237	26,360,403
Cost of shares redeemed	(7,906,693)	(28,220,128)	(2,976,598)	—
Net income equalization	—	(24,904)	(2,080)	(25,776)
Net increase (decrease) in net assets from beneficial interest transactions	(7,906,693)	(586,390)	366,559	26,334,627
Net increase (decrease) in net assets during the period	(12,406,680)	5,345,098	(3,186,672)	26,971,746
Net assets at beginning of period	44,423,868	39,078,770	32,952,679	5,980,933
NET ASSETS AT END OF PERIOD	$ 32,017,188	$ 44,423,868	$29,766,007	$32,952,679
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	350,000	50,000	400,000
Shares redeemed	(100,000)	(350,000)	(50,000)	—
Net increase (decrease) from share transactions	(100,000)	—	—	400,000
See accompanying notes to financial statements.
35

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 26.62	$ 23.97	$ 24.38	$ 25.85	$ 30.86	$ 27.68
Income (loss) from investment operations:
Net investment income (loss) (b)	0.40	0.53	0.56	0.30	0.43	0.57
Net realized and unrealized gain (loss) (c)	(3.78)	2.64	(0.44)	(1.43)	(5.02)	3.22
Total from investment operations	(3.38)	3.17	0.12	(1.13)	(4.59)	3.79
Net equalization credits and charges (b)	0.01	(0.00)(d)	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.38)	(0.52)	(0.54)	(0.35)	(0.43)	(0.62)
Net asset value, end of period	$ 22.87	$ 26.62	$ 23.97	$ 24.38	$ 25.85	$ 30.86
Total return (e)	(12.71)%	13.26%	0.56%	(4.22)%	(14.84)%	13.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$134,904	$143,742	$115,075	$80,441	$140,895	$163,580
Ratios to average net assets:
Total expenses	0.16%(f)	0.22%	0.22%	0.28%	0.23%	0.24%
Net investment income (loss)	3.08%(f)	2.04%	2.28%	1.29%	1.53%	1.97%
Portfolio turnover rate	11%(g)	44%(h)	46%(h)	25%(h)	33%(h)	40%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
36

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 32.42	$ 32.33	$ 31.23	$ 31.16	$ 32.70	$ 29.90
Income (loss) from investment operations:
Net investment income (loss) (b)	0.85	1.02	1.10	0.93	0.97	1.16
Net realized and unrealized gain (loss) (c)	(1.82)	0.09	0.98	0.22	(1.51)	2.86
Total from investment operations	(0.97)	1.11	2.08	1.15	(0.54)	4.02
Net equalization credits and charges (b)	0.04	(0.01)	(0.01)	(0.02)	0.02	(0.03)
Other capital (b)	0.00(d)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.89)	(1.01)	(0.97)	(1.06)	(1.02)	(1.19)
Net asset value, end of period	$ 30.60	$ 32.42	$ 32.33	$ 31.23	$ 31.16	$ 32.70
Total return (e)	(2.88)%	3.34%	6.78%	3.77%	(1.59)%	13.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100,975	$92,389	$95,376	$104,605	$120,020	$103,035
Ratios to average net assets:
Total expenses	0.21%(f)	0.39%	0.37%	0.37%	0.35%	0.36%
Net investment income (loss)	5.23%(f)	3.07%	3.49%	3.07%	3.00%	3.73%
Portfolio turnover rate	57%(g)	29%(h)	47%(h)	54%(h)	64%(h)	63%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
37

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 37.72	$ 35.52	$ 33.35	$ 34.61	$ 35.47	$ 31.18
Income (loss) from investment operations:
Net investment income (loss) (b)	0.53	0.81	0.99	0.81	0.92	0.98
Net realized and unrealized gain (loss) (c)	(3.13)	2.18	2.03	(1.09)	(0.73)	4.20
Total from investment operations	(2.60)	2.99	3.02	(0.28)	0.19	5.18
Net equalization credits and charges (b)	0.01	0.01	0.00(d)	0.02	0.05	0.02
Distributions to shareholders from:
Net investment income	(0.49)	(0.80)	(0.85)	(0.94)	(0.91)	(0.91)
Net realized gains	—	—	—	(0.06)	(0.19)	—
Total distributions	(0.49)	(0.80)	(0.85)	(1.00)	(1.10)	(0.91)
Net asset value, end of period	$ 34.64	$ 37.72	$ 35.52	$ 33.35	$ 34.61	$ 35.47
Total return (e)	(6.90)%	8.46%	9.14%	(0.63)%	0.66%	16.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$265,009	$248,929	$207,780	$185,112	$143,655	$97,589
Ratios to average net assets:
Total expenses	0.16%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.16%(f)	0.09%	0.01%	0.06%	0.05%	0.05%
Net investment income (loss)	2.85%(f)	2.14%	2.91%	2.45%	2.60%	2.91%
Portfolio turnover rate	26%(g)	43%(h)	90%(h)	86%(h)	98%(h)	89%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
38

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	For the Period 10/9/13* - 6/30/14(a)
Net asset value, beginning of period	$ 40.27	$ 40.26	$ 40.06	$ 40.05	$ 40.10	$ 40.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.46	0.68	0.44	0.27	0.13	0.10
Net realized and unrealized gain (loss) (c)	(0.12)	(0.14)	0.13	(0.21)	(0.05)	0.03
Total from investment operations	0.34	0.54	0.57	0.06	0.08	0.13
Net equalization credits and charges (b)	0.03	0.04	(0.00)(d)	0.07	0.00(d)	0.00(d)
Other capital (b)	0.02	0.06	0.05	0.12	0.01	0.05
Distributions to shareholders from:
Net investment income	(0.53)	(0.63)	(0.42)	(0.18)	(0.14)	(0.08)
Net realized gains	—	—	—	(0.06)	—	—
Total distributions	(0.53)	(0.63)	(0.42)	(0.24)	(0.14)	(0.08)
Net asset value, end of period	$ 40.13	$ 40.27	$ 40.26	$ 40.06	$ 40.05	$ 40.10
Total return (e)	0.94%	1.60%	1.53%	0.65%	0.20%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$156,491	$50,344	$18,117	$24,039	$16,018	$14,035
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%	0.20%(f)
Net investment income (loss)	2.27%(f)	1.70%	1.09%	0.69%	0.33%	0.34%(f)
Portfolio turnover rate	5%(g)	76%(h)	83%(h)	407%(h)	79%(h)	39%(g)(h)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
39

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Core Equity ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	For the Period 1/8/14* - 6/30/14(a)
Net asset value, beginning of period	$ 75.26	$ 68.62	$58.09	$58.53	$53.60	$50.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	1.13	0.97	1.02	0.81	0.31
Net realized and unrealized gain (loss) (c)	(4.30)	7.30	10.53	0.00(d)	6.48	3.59
Total from investment operations	(3.69)	8.43	11.50	1.02	7.29	3.90
Net equalization credits and charges (b)	(0.01)	0.05	—	0.20	(0.04)	—
Other capital (b)	—	(0.00)(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.65)	(0.96)	(0.97)	(1.03)	(0.88)	(0.30)
Net realized gains	—	(0.88)	—	(0.63)	(1.44)	—
Total distributions	(0.65)	(1.84)	(0.97)	(1.66)	(2.32)	(0.30)
Net asset value, end of period	$ 70.91	$ 75.26	$68.62	$58.09	$58.53	$53.60
Total return (e)	(4.96)%	12.36%	19.92%	2.21%	13.70%	7.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,818	$30,102	$6,862	$5,809	$2,926	$5,360
Ratios to average net assets:
Total expenses	0.60%(f)	0.60%	0.60%	0.61%	0.60%	0.60%(f)
Net investment income (loss)	1.55%(f)	1.51%	1.52%	1.78%	1.42%	1.25%(f)
Portfolio turnover rate	29%(g)	67%(h)	67%(h)	39%(h)	54%(h)	27%(g)(h)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
40

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Growth Equity ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	For the Period 1/8/14* - 6/30/14(a)
Net asset value, beginning of period	$ 80.77	$ 71.05	$ 60.67	$ 60.24	$53.56	$50.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	0.61	0.70	0.63	0.66	0.28
Net realized and unrealized gain (loss) (c)	(8.57)	9.80	10.27	1.62	8.60	3.55
Total from investment operations	(8.18)	10.41	10.97	2.25	9.26	3.83
Net equalization credits and charges (b)	—	0.04	0.01	0.01	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.45)	(0.60)	(0.60)	(0.61)	(0.68)	0.27
Net realized gains	(0.99)	(0.13)	—	(1.22)	(1.90)	—
Total distributions	(1.44)	(0.73)	(0.60)	(1.83)	(2.58)	(0.27)
Net asset value, end of period	$ 71.15	$ 80.77	$ 71.05	$ 60.67	$60.24	$53.56
Total return (e)	(10.15)%	14.71%	18.18%	3.96%	17.53%	7.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,017	$44,424	$39,079	$12,134	$6,024	$5,356
Ratios to average net assets:
Total expenses	0.60%(f)	0.61%	0.60%	0.61%	0.60%	0.60%(f)
Net investment income (loss)	0.94%(f)	0.77%	1.05%	1.06%	1.14%	1.16%(f)
Portfolio turnover rate	40%(g)	76%(h)	55%(h)	56%(h)	67%(h)	20%(g)(h)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
41

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Value Equity ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	For the Period 1/8/14* - 6/30/14(a)
Net asset value, beginning of period	$ 65.91	$ 59.81	$51.99	$57.90	$52.67	$50.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.70	1.21	1.03	0.99	0.75	0.34
Net realized and unrealized gain (loss) (c)	(5.82)	6.94	8.99	(2.66)	6.28	2.67
Total from investment operations	(5.12)	8.15	10.02	(1.67)	7.03	3.01
Net equalization credits and charges (b)	0.00(d)	0.12	0.04	—	(0.03)	—
Distributions to shareholders from:
Net investment income	(0.72)	(1.06)	(1.01)	(1.01)	(0.85)	(0.34)
Net realized gains	(0.54)	(1.11)	(1.23)	(3.23)	(0.92)	—
Total distributions	(1.26)	(2.17)	(2.24)	(4.24)	(1.77)	(0.34)
Net asset value, end of period	$ 59.53	$ 65.91	$59.81	$51.99	$57.90	$52.67
Total return (e)	(7.80)%	13.82%	19.61%	(2.47)%	13.47%	6.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,766	$32,953	$5,981	$2,599	$2,895	$5,267
Ratios to average net assets:
Total expenses	0.60%(f)	0.60%	0.60%	0.62%	0.60%	0.60%(f)
Net investment income (loss)	2.08%(f)	1.83%	1.80%	1.85%	1.36%	1.43%(f)
Portfolio turnover rate	28%(g)	54%(h)	64%(h)	64%(h)	61%(h)	23%(g)(h)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
42

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twelve (12) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR SSGA Ultra Short Term Bond ETF, which is a non-diversified investment company.
Prior to the close of business on May 7, 2018, each fund had been operating in a “master –feeder” arrangement, under which each Fund invested substantially all of its assets in a corresponding series of SSGA Master Trust (i.e., a “Portfolio/ Master fund”). Each Portfolio was a separate mutual fund that had identical investment objective, and substantially identical investment strategies, policies and risks as the respective Fund (i.e., a “feeder fund”). As a result of this arrangement, each Fund had an indirect interest in all of the securities owned by the corresponding Portfolio.
As of the close of business on May 8, 2018, the securities held by each Portfolio were transferred “in-kind” to their respective Feeder in a tax-free exchange of each Feeder’s interests as part of a complete liquidation of the corresponding Portfolio.
Effective May 7, 2018, each Fund pursues its investment objective through direct investment in securities of the same type that previously would have been owned by the corresponding Portfolio. The discontinuance of the master-feeder arrangement on each Fund had no impact on shareholder’s net asset value or the results of operations for each Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
43

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions, prior to May 7, 2018, consist of the Fund’s pro-rata share of its corresponding Portfolio’s realized gains and losses. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. For activity prior to May 7, 2018, net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
44

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Subsequent to May 7, 2018, dividend income and capital gain distributions, if any, are recognized on the ex-dividend date,or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends if any, received in the form of stock are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Each Fund was allocated a pro rata share of the expenses of its corresponding Portfolio prior to May 7, 2018.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Value Equity ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly for all Funds, except for the SPDR SSGA Ultra Short Term Bond Fund ETF. The SPDR SSGA Ultra Short Term Bond Fund ETF declares and distributes distributions to shareholders monthly.
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Multi-Asset Real Return ETF	0.50% (1)
SPDR SSGA Income Allocation ETF	0.50 (1)
45

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Annual Rate
SPDR SSGA Global Allocation ETF	0.35%
SPDR SSGA Ultra Short Term Bond ETF	0.20
SPDR MFS Systematic Core Equity ETF	0.60
SPDR MFS Systematic Growth Equity ETF	0.60
SPDR MFS Systematic Value Equity ETF	0.60
(1)	Prior to September 4, 2018, the management fee of the Fund was 0.70%.
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses,brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
46

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$15,684,694	$19,536,211
SPDR SSGA Income Allocation ETF	52,954,189	53,283,452
SPDR SSGA Global Allocation ETF	61,221,813	63,903,197
SPDR SSGA Ultra Short Term Bond ETF	88,154,930	3,690,171
SPDR MFS Systematic Core Equity ETF	8,347,321	7,997,832
SPDR MFS Systematic Growth Equity ETF	16,099,546	16,520,155
SPDR MFS Systematic Value Equity ETF	9,922,714	10,039,534
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$23,190,520	$11,218,711	$ 323,054
SPDR SSGA Income Allocation ETF	13,740,126	—	—
SPDR SSGA Global Allocation ETF	53,355,541	18,974,655	1,688,560
SPDR MFS Systematic Core Equity ETF	—	3,831,823	485,698
SPDR MFS Systematic Growth Equity ETF	—	7,844,452	617,263
SPDR MFS Systematic Value Equity ETF	3,320,500	2,954,457	277,704
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
47

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$157,016,215	$ —	$19,641,964	$(19,641,964)
SPDR SSGA Income Allocation ETF	119,959,590	48,553	7,392,052	(7,343,499)
SPDR SSGA Global Allocation ETF	299,702,147	5,360,045	8,433,308	(3,073,263)
SPDR SSGA Ultra Short Term Bond ETF	160,480,551	53,739	340,416	(286,677)
SPDR MFS Systematic Core Equity ETF	26,294,158	1,083,482	2,576,649	(1,493,167)
SPDR MFS Systematic Growth Equity ETF	34,479,838	1,567,109	4,033,609	(2,466,500)
SPDR MFS Systematic Value Equity ETF	32,057,681	1,081,086	3,383,494	(2,302,408)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 2,527,890	$ 2,474,439	$ —	$ 2,474,439
SPDR SSGA Income Allocation ETF	15,826,312	11,704,139	—	11,704,139
SPDR SSGA Global Allocation ETF	97,809,604	31,494,853	—	31,494,853
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
48

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$ 2,474,439	$—	$—	$—	$ 2,474,439	$ 2,474,439
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	11,704,139	—	—	—	11,704,139	11,704,139
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	31,494,853	—	—	—	31,494,853	31,494,853
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The SPDR SSGA Ultra Short Term Bond ETF participates in the credit facility as of period ended December 31, 2018.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. The Fund had no outstanding loans as of December 31, 2018.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
49

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR SSGA Multi-Asset Real Return ETF	$2,524,937	$ —	$2,524,937	$ —
SPDR SSGA Income Allocation ETF	2,983,228	—	2,983,228	302,435
SPDR SSGA Global Allocation ETF	5,038,036	—	5,038,036	335,901
SPDR SSGA Ultra Short Term Bond ETF	440,203	—	440,203	47,385
SPDR MFS Systematic Core Equity ETF	230,288	132,165	362,453	—
SPDR MFS Systematic Growth Equity ETF	390,903	110,197	501,100	—
SPDR MFS Systematic Value Equity ETF	261,180	111,415	372,595	—
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
50

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
51

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Multi-Asset Real Return ETF	0.16%	$ 872.90	$0.76	$1,024.40	$0.82
SPDR SSGA Income Allocation ETF	0.21%	971.20	1.04	1,024.10	1.07
SPDR SSGA Global Allocation ETF	0.16%	931.00	0.78	1,024.40	0.82
SPDR SSGA Ultra Short Term Bond ETF	0.20%	1,009.40	1.01	1,024.20	1.02
SPDR MFS Systematic Core Equity ETF	0.60%	950.40	2.95	1,022.20	3.06
SPDR MFS Systematic Growth Equity ETF	0.60%	898.50	2.87	1,022.20	3.06
SPDR MFS Systematic Value Equity ETF	0.60%	922.00	2.91	1,022.20	3.06
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
52

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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Because the SPDR SSGA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained Massachusetts Financial Services Company as the sub-adviser.
Massachusetts Financial Services Company is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRACTIVETSAR

Semi-Annual Report
December 31, 2018
SSGA Active Trust
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR DoubleLine Emerging Markets Fixed Income ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Temasek Financial I, Ltd. 2.38% 1/23/2023	2.5%
Cometa Energia SA de CV 6.38% 4/24/2035	2.3
DBS Group Holdings, Ltd. 3.60% 9/7/2021	2.3
Philippine Government International Bond 4.20% 1/21/2024	2.1
Grupo Aval, Ltd. 4.75% 9/26/2022	2.0
TOTAL	11.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	80.3%
Foreign Government Obligations	16.0
Short-Term Investment	2.6
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR DoubleLine Short Duration Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
U.S. Treasury Inflation Protected Indexed Notes 0.13% 4/15/2019	6.7%
Treasury Notes 2.75% 2/15/2028	3.7
Treasury Notes 2.13% 9/30/2021	3.5
Treasury Notes 2.00% 8/31/2021	3.5
Treasury Notes 1.50% 8/15/2020	3.0
TOTAL	20.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	29.2%
U.S. Treasury Obligations	25.8
U.S. Government Agency Obligations	24.9
Mortgage-Backed Securities	13.5
Asset-Backed Securities	2.4
Foreign Government Obligations	1.6
Senior Floating Rate Loans	0.0 *
Short-Term Investment	2.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Treasury Notes 1.50% 5/31/2020	4.1%
Treasury Notes 2.50% 6/30/2020	3.7
Treasury Bill 2.59% 8/15/2019	3.1
Treasury Notes 2.13% 2/29/2024	2.5
Federal National Mortgage Association CMO, REMIC 3.00% 10/25/2042	2.3
TOTAL	15.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
U.S. Government Agency Obligations	43.8%
U.S. Treasury Obligations	18.6
Commercial Mortgage Backed Securities	4.7
Mortgage-Backed Securities	4.5
Asset-Backed Securities	1.8
Foreign Government Obligations	1.6
Banks	3.3
Oil & Gas	1.7
Telecommunications	1.4
Health Care Services	1.0
Software	0.8
Commercial Services	0.8
Diversified Financial Services	0.7
Insurance	0.6
Lodging	0.6
Pharmaceuticals	0.6
Electric	0.6
Pipelines	0.6
Food	0.5
Media	0.5
Internet	0.5
Retail	0.5
Investment Company Security	0.5
Chemicals	0.5
Energy-Alternate Sources	0.3
IT Services	0.3
Machinery, Construction & Mining	0.3
Machinery-Diversified	0.3
Forest Products & Paper	0.3
Auto Parts & Equipment	0.2
Real Estate Investment Trusts	0.2
Health Care Products	0.2
See accompanying notes to financial statements.
3

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Packaging & Containers	0.2%
Agriculture	0.2
Gas	0.1
Beverages	0.1
Leisure Time	0.1
Construction Materials	0.1
Building Materials	0.1
Food Service	0.1
Mining	0.1
Semiconductors	0.1
Biotechnology	0.1
Auto Manufacturers	0.1
Airlines	0.1
Real Estate	0.1
Transportation	0.1
Toys/Games/Hobbies	0.1
Entertainment	0.0*
Oil & Gas Services	0.0*
Aerospace & Defense	0.0*
Coal	0.0*
Electronics	0.0*
Sovereign	0.0*
Holding Companies-Divers	0.0*
Environmental Control	0.0*
Household Products	0.0*
Metal Fabricate & Hardware	0.0*
Distribution & Wholesale	0.0*
Home Furnishings	0.0*
Engineering & Construction	0.0*
Household Products & Wares	0.0*
Trucking & Leasing	0.0*
Iron/Steel	0.0*
Computers	0.0*
Short-Term Investment	5.1
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 80.3%
ARGENTINA — 3.5%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$ 800,000	$ 645,816
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	750,000	628,537
YPF SA:
Series REGS, 6.95%, 7/21/2027	200,000	162,818
Series REGS, 8.50%, 7/28/2025	550,000	493,724
		1,930,895
BRAZIL — 6.3%
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (a)	1,000,000	857,650
Braskem Finance, Ltd. 6.45%, 2/3/2024	600,000	630,822
Itau Unibanco Holding SA Series REGS, 5 Year CMT + 3.86%, 6.50%, 3/19/2023 (a)	600,000	568,356
MARB BondCo PLC:
Series REGS, 6.88%, 1/19/2025	300,000	278,223
7.00%, 3/15/2024 (b)	200,000	189,086
Petrobras Global Finance B.V. 5.75%, 2/1/2029	800,000	741,592
Votorantim Cimentos International SA Series REGS, 7.25%, 4/5/2041	200,000	204,500
		3,470,229
CANADA — 0.3%
Canacol Energy, Ltd. Series REGS, 7.25%, 5/3/2025	200,000	184,262
CHILE — 7.9%
AES Gener SA Series REGS, 5.00%, 7/14/2025	200,000	192,496
Banco de Credito e Inversiones SA Series REGS, 4.00%, 2/11/2023	200,000	198,424
Banco del Estado de Chile 2.67%, 1/8/2021 (b)	300,000	293,448
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	263,000	260,949
Celulosa Arauco y Constitucion SA 4.75%, 1/11/2022	100,000	101,385
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	200,000	204,700
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	700,000	620,858
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	600,000	559,590
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	200,000	192,534
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	700,000	703,745
SACI Falabella Series REGS, 3.75%, 4/30/2023	1,000,000	971,940
		4,300,069
CHINA — 4.2%
Alibaba Group Holding, Ltd. 2.80%, 6/6/2023	200,000	193,186
See accompanying notes to financial statements.
5

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	$ 200,000	$ 203,054
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	300,000	303,996
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	558,498
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	400,000	393,768
Series REGS, 2.75%, 9/29/2026	700,000	637,560
		2,290,062
COLOMBIA — 3.9%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	300,000	292,578
Banco de Bogota SA Series REGS, 6.25%, 5/12/2026	200,000	202,476
Bancolombia SA 6.13%, 7/26/2020	400,000	412,156
Ecopetrol SA 5.88%, 9/18/2023	100,000	104,429
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,200,000	1,121,868
		2,133,507
HONG KONG — 1.4%
CK Hutchison International 17 II, Ltd. Series REGS, 2.25%, 9/29/2020	400,000	393,292
CK Hutchison International 17, Ltd. Series REGS, 2.88%, 4/5/2022	400,000	393,016
		786,308
INDIA — 10.8%
Adani Ports & Special Economic Zone, Ltd.:
Series REGS, 3.50%, 7/29/2020	500,000	495,125
Series REGS, 3.95%, 1/19/2022	400,000	395,384
Bharat Petroleum Corp., Ltd.:
Series EMTN, 4.00%, 5/8/2025	500,000	474,082
4.63%, 10/25/2022	600,000	603,744
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	700,000	690,025
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	500,000	454,130
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	842,488
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	557,018
ONGC Videsh, Ltd. 4.63%, 7/15/2024	250,000	249,720
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	800,000	830,064
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	400,000	332,416
		5,924,196
IRELAND — 0.9%
C&W Senior Financing DAC 7.50%, 10/15/2026 (b)	500,000	483,120
See accompanying notes to financial statements.
6

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
ISRAEL — 1.4%
Delek & Avner Tamar Bond, Ltd. 4.44%, 12/30/2020 (b)	$ 560,000	$ 558,718
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	200,000	202,732
		761,450
JAMAICA — 0.4%
Digicel Group, Ltd. Series REGS, 7.13%, 4/1/2022	400,000	188,632
LUXEMBOURG — 2.4%
Minerva Luxembourg SA:
Series REGS, 5.88%, 1/19/2028	400,000	348,788
Series REGS, 6.50%, 9/20/2026	200,000	186,192
Raizen Fuels Finance SA Series REGS, 5.30%, 1/20/2027	800,000	777,152
		1,312,132
MALAYSIA — 7.9%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	998,250
Gohl Capital, Ltd. 4.25%, 1/24/2027	800,000	752,586
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	987,360
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	777,248
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	242,770
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	600,000	590,346
		4,348,560
MEXICO — 12.5%
America Movil SAB de CV 3.13%, 7/16/2022	600,000	588,072
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (a)	700,000	677,635
Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (a)	200,000	193,808
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a)(b)	350,000	351,522
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (a)	1,200,000	1,041,612
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	184,204
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	300,000	303,636
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	1,381,800	1,279,533
Credito Real SAB de CV Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	188,078
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	574,104
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	200,000	139,646
Mexico Generadora de Energia S de rl Series REGS, 5.50%, 12/6/2032	688,560	657,988
See accompanying notes to financial statements.
7

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	$ 800,000	$ 658,640
		6,838,478
NETHERLANDS — 1.5%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	800,000	808,880
PANAMA — 2.3%
Banco General SA Series REGS, 4.13%, 8/7/2027	200,000	184,042
Global Bank Corp.:
Series REGS, 4.50%, 10/20/2021	600,000	583,992
Series REGS, 5.13%, 10/30/2019	500,000	500,280
		1,268,314
PERU — 2.5%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	300,000	309,045
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	100,000	101,759
Kallpa Generacion SA Series REGS, 4.13%, 8/16/2027	1,000,000	933,900
		1,344,704
PHILIPPINES — 1.7%
BDO Unibank, Inc.:
Series EMTN, 2.63%, 10/24/2021	450,000	432,135
Series EMTN, 2.95%, 3/6/2023	500,000	472,600
		904,735
SINGAPORE — 8.5%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,300,000	1,241,500
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	385,856
PSA International Pte, Ltd. Series GMTN, 3.88%, 2/11/2021	650,000	659,852
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	1,400,000	1,356,446
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	900,000	828,996
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	200,000	198,038
		4,670,688
TOTAL CORPORATE BONDS & NOTES (Cost $45,577,129)		43,949,221
FOREIGN GOVERNMENT OBLIGATIONS — 16.0%
ARGENTINA — 2.4%
Argentine Republic Government International Bond:
See accompanying notes to financial statements.
8

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 1/11/2028	$ 200,000	$ 144,570
6.63%, 7/6/2028	350,000	259,998
6.88%, 1/26/2027	650,000	497,386
Provincia de Buenos Aires Series REGS, 7.88%, 6/15/2027	600,000	431,670
		1,333,624
CHILE — 1.4%
Chile Government International Bond:
3.13%, 3/27/2025	200,000	194,556
3.13%, 1/21/2026	600,000	580,212
		774,768
INDIA — 0.9%
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	500,000	498,078
INDONESIA — 2.5%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	500,000	511,320
Perusahaan Penerbit SBSN Indonesia III 4.15%, 3/29/2027 (b)	900,000	866,178
		1,377,498
ISRAEL — 2.6%
Israel Government International Bond:
2.88%, 3/16/2026	400,000	387,396
3.15%, 6/30/2023	400,000	399,652
4.00%, 6/30/2022	600,000	614,970
		1,402,018
MEXICO — 1.8%
Mexico Government International Bond:
3.75%, 1/11/2028	200,000	187,368
4.00%, 10/2/2023	300,000	298,758
4.15%, 3/28/2027	500,000	482,860
		968,986
PANAMA — 1.5%
Panama Government International Bond 4.00%, 9/22/2024	800,000	806,120
PERU — 0.3%
Fondo MIVIVIENDA SA Series REGS, 3.50%, 1/31/2023	200,000	192,514
PHILIPPINES — 2.6%
Philippine Government International Bond:
4.00%, 1/15/2021	300,000	303,447
See accompanying notes to financial statements.
9

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 1/21/2024	$1,100,000	$1,131,438
		1,434,885
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,439,173)		8,788,491
	Shares
SHORT-TERM INVESTMENT — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d) (Cost $1,418,548)	1,418,548	1,418,548
TOTAL INVESTMENTS — 98.9% (Cost $56,434,850)		54,156,260
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		585,235
NET ASSETS — 100.0%		$ 54,741,495
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.4% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$43,949,221	$—	$43,949,221
Foreign Government Obligations	—	8,788,491	—	8,788,491
Short-Term Investment	1,418,548	—	—	1,418,548
TOTAL INVESTMENTS	$1,418,548	$52,737,712	$—	$54,156,260
See accompanying notes to financial statements.
10

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,529,453	$3,529,453	$15,224,290	$17,335,195	$—	$—	1,418,548	$1,418,548	$22,873
See accompanying notes to financial statements.
11

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 29.2%
ADVERTISING — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$ 375,000	$ 369,964
AEROSPACE & DEFENSE — 0.4%
Northrop Grumman Corp. 2.08%, 10/15/2020	370,000	363,029
AGRICULTURE — 0.7%
BAT Capital Corp. 2.30%, 8/14/2020	490,000	478,465
Reynolds American, Inc. 3.25%, 6/12/2020	65,000	64,493
		542,958
AIRLINES — 0.5%
Delta Air Lines, Inc. 3.40%, 4/19/2021	385,000	380,734
AUTO MANUFACTURERS — 1.4%
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	560,000	546,387
General Motors Financial Co., Inc.:
2.65%, 4/13/2020	130,000	127,872
3.20%, 7/6/2021	460,000	449,176
		1,123,435
BANKS — 8.5%
Banco de Credito del Peru:
Series REGS, 4.25%, 4/1/2023	100,000	99,474
Series REGS, 5.38%, 9/16/2020	90,000	92,714
Banco del Estado de Chile Series REGS, 3.88%, 2/8/2022	200,000	198,952
Banco Mercantil del Norte SA Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (b)	200,000	193,808
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (b)	200,000	200,870
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 3.54%, 3/5/2024 (b)	350,000	338,769
BBVA Bancomer SA Series REGS, 6.75%, 9/30/2022	150,000	158,742
BBVA Bancomer SA Texas 7.25%, 4/22/2020	100,000	103,427
See accompanying notes to financial statements.
12

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	$ 200,000	$ 192,060
Capital One Financial Corp. 2.40%, 10/30/2020	522,000	510,965
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 3.76%, 6/1/2024 (b)	575,000	561,257
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	200,000	191,000
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	200,000	200,112
Goldman Sachs Group, Inc. 2.30%, 12/13/2019	350,000	346,469
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	200,000	186,978
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	200,000	208,114
Morgan Stanley 3 Month USD LIBOR + 0.93%, 3.40%, 7/22/2022 (b)	530,000	525,421
Multibank, Inc. Series REGS, 4.38%, 11/9/2022	200,000	194,020
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	100,000	101,833
5.13%, 2/8/2020	420,000	428,824
Royal Bank of Canada Series GMTN, 3.20%, 4/30/2021	350,000	350,270
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	550,000	532,504
Toronto-Dominion Bank Series MTN, 3.25%, 6/11/2021	345,000	346,283
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (b)	200,000	192,500
Westpac Banking Corp.:
1.60%, 8/19/2019	355,000	352,298
2.65%, 1/25/2021	220,000	217,452
		7,025,116
BIOTECHNOLOGY — 0.7%
Celgene Corp. 2.88%, 8/15/2020	550,000	545,919
CHEMICALS — 0.9%
Braskem Netherlands Finance B.V. Series REGS, 3.50%, 1/10/2023	200,000	190,370
See accompanying notes to financial statements.
13

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
DowDuPont, Inc. 3.77%, 11/15/2020	$ 140,000	$ 141,292
Sherwin-Williams Co. 2.25%, 5/15/2020	227,000	223,443
UPL Corp., Ltd. Series REGS, 3.25%, 10/13/2021	200,000	194,178
		749,283
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Air Lease Corp. 2.50%, 3/1/2021	540,000	525,771
American Express Co. 3.70%, 11/5/2021	355,000	358,461
Unifin Financiera SAB de CV 7.25%, 9/27/2023	200,000	184,534
		1,068,766
ELECTRIC — 1.5%
Consolidated Edison, Inc.:
2.00%, 5/15/2021	445,000	431,196
Series A, 2.00%, 3/15/2020	150,000	147,743
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	218,546
Pampa Energia SA Series REGS, 7.38%, 7/21/2023	100,000	89,706
PSEG Power LLC 3.85%, 6/1/2023	365,000	363,372
		1,250,563
FOOD — 1.0%
Kroger Co. 6.15%, 1/15/2020	280,000	287,857
Marfrig Holdings Europe B.V. Series REGS, 8.00%, 6/8/2023	200,000	200,200
Mondelez International, Inc. 3.00%, 5/7/2020	375,000	373,545
		861,602
HEALTH CARE PRODUCTS — 0.7%
Thermo Fisher Scientific, Inc. 3.60%, 8/15/2021	540,000	541,922
HEALTH CARE SERVICES — 1.1%
Anthem, Inc. 2.50%, 11/21/2020	535,000	527,537
See accompanying notes to financial statements.
14

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Cigna Corp. 3.40%, 9/17/2021 (a)	$ 350,000	$ 349,286
		876,823
INSURANCE — 0.7%
Prudential Financial, Inc.:
Series D, 7.38%, 6/15/2019	200,000	203,670
Series MTN, 4.50%, 11/15/2020	325,000	332,231
		535,901
INTERNET — 0.7%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	200,000	198,366
eBay, Inc. 2.75%, 1/30/2023	380,000	365,533
		563,899
INVESTMENT COMPANY SECURITY — 0.3%
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	250,000	242,223
MEDIA — 0.4%
Comcast Corp. 3.45%, 10/1/2021	360,000	363,665
MINING — 0.2%
Fresnillo PLC Series REGS, 5.50%, 11/13/2023	200,000	203,994
OIL & GAS — 1.4%
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	200,000	202,664
Ecopetrol SA 5.88%, 9/18/2023	200,000	208,858
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	200,000	208,505
ONGC Videsh, Ltd. 3.75%, 5/7/2023	200,000	195,138
Petrobras Global Finance B.V. 4.38%, 5/20/2023	200,000	192,252
YPF SA Series REGS, 8.50%, 3/23/2021	150,000	148,472
		1,155,889
See accompanying notes to financial statements.
15

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.7%
Packaging Corp. of America 2.45%, 12/15/2020	$ 570,000	$ 558,412
PHARMACEUTICALS — 1.8%
AstraZeneca PLC 2.38%, 11/16/2020	555,000	545,687
Cardinal Health, Inc.:
1.95%, 6/14/2019	275,000	273,262
2.62%, 6/15/2022	285,000	274,885
CVS Health Corp. 2.80%, 7/20/2020	365,000	361,748
		1,455,582
PIPELINES — 0.2%
Oleoducto Central SA Series REGS, 4.00%, 5/7/2021	200,000	197,108
RETAIL — 0.2%
SACI Falabella Series REGS, 3.75%, 4/30/2023	200,000	194,388
SEMICONDUCTORS — 0.9%
Analog Devices, Inc. 2.95%, 1/12/2021	370,000	366,678
Microchip Technology, Inc. 3.92%, 6/1/2021 (a)	385,000	381,277
		747,955
TELECOMMUNICATIONS — 1.5%
AT&T, Inc. 2.80%, 2/17/2021	535,000	528,141
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	200,000	199,650
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	200,000	197,150
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 3.72%, 5/15/2025 (b)	345,000	334,609
		1,259,550
TEXTILES — 0.7%
Cintas Corp. No. 2 2.90%, 4/1/2022	555,000	545,598
See accompanying notes to financial statements.
16

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 0.4%
Union Pacific Corp. 3.20%, 6/8/2021	$ 365,000	$ 366,325
TOTAL CORPORATE BONDS & NOTES (Cost $24,361,835)		24,090,603
ASSET-BACKED SECURITIES — 2.4%
AUTOMOBILE — 0.5%
Westlake Automobile Receivables Trust Series 2017-2A, Class C, 2.59%, 12/15/2022 (a)	400,000	396,165
OTHER ABS — 1.9%
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 3.61%, 6/15/2028 (a) (b)	71,000	70,872
Consumer Loan Underlying Bond Credit Trust 2018-P1 Series 2018-P1, Class A, 3.39%, 7/15/2025 (a)	364,285	363,463
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 3.59%, 5/15/2028 (a) (b)	100,000	99,850
Marathon CRE 2018 FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 3.61%, 6/15/2028 (a) (b)	100,000	99,999
Marlette Funding Trust Series 2018-3A, Class A, 3.20%, 9/15/2028 (a)	375,379	375,159
Mill City Mortgage Trust Series 2015-2, Class A1, 3.00%, 9/25/2057 (a) (b)	183	183
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	250,000	246,142
Sofi Consumer Loan Program 2018-2 Trust Series 2018-2, Class A1, 2.93%, 4/26/2027 (a)	142,005	141,610
Sofi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	184,802	184,733
		1,582,011
TOTAL ASSET-BACKED SECURITIES (Cost $1,987,008)		1,978,176
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
CHILE — 0.2%
Chile Government International Bond 2.25%, 10/30/2022	200,000	192,946
See accompanying notes to financial statements.
17

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
DOMINICAN REPUBLIC — 0.3%
Dominican Republic International Bond Series REGS, 7.50%, 5/6/2021	$ 200,000	$ 206,348
INDONESIA — 0.3%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	204,528
ISRAEL — 0.3%
Israel Government International Bond 4.00%, 6/30/2022	200,000	204,990
MALAYSIA — 0.3%
Wakala Global Sukuk Bhd 4.65%, 7/6/2021	250,000	259,423
PHILIPPINES — 0.2%
Philippine Government International Bond 4.00%, 1/15/2021	200,000	202,298
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,296,847)		1,270,533
U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.9%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/2032	815,410	825,918
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	1,921,125	1,864,575
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	685,907	665,473
Series 4125, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.35%, 2.81%, 11/15/2042 (b)	469,437	466,771
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	336,608	323,702
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	670,632	656,686
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043	921,185	908,343
Series 4764, Class WF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.76%, 2/15/2048 (b)	940,971	937,150
Series K722, Class X1, IO, 1.31%, 3/25/2023 (b)	490,474	20,994
Federal National Mortgage Association:
3.00%, 11/1/2036	546,200	539,792
Series 2018-77, Class FA, CMO, 1 Month USD LIBOR + 0.30%, 2.81%, 10/25/2048 (b)	962,154	955,561
Series 2007-54, Class FW, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.76%, 6/25/2037 (b)	771,550	773,554
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	2,170,397	2,118,716
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	527,308	523,101
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 2.96%, 3/25/2046 (b)	669,739	668,310
See accompanying notes to financial statements.
18

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	$ 859,748	$ 852,190
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	799,658	793,236
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.81%, 12/25/2047 (b)	924,440	916,331
Series 2018-30, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.81%, 5/25/2048 (b)	932,893	928,974
Series 2018-39, Class EF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.24%, 6/25/2048 (b)	902,224	900,506
Series 2018-39, Class FG, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.76%, 11/25/2033 (b)	875,067	870,039
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.81%, 6/25/2048 (b)	902,979	896,204
Government National Mortgage Association:
Series 2014-94, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.72%, 9/20/2035 (b)	767,967	765,083
Series 2017-116, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.65%, 11/20/2043 (b)	667,560	664,789
Series 2017-116, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.72%, 5/20/2044 (b)	768,345	767,979
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,897,911)		20,603,977
U.S. TREASURY OBLIGATIONS — 25.8%
Treasury Bill:
2.27%, 2/21/2019	2,080,000	2,073,198
2.59%, 8/15/2019	320,000	315,000
Treasury Notes:
1.50%, 8/15/2020	2,520,000	2,478,744
1.88%, 1/31/2022	850,000	834,902
2.00%, 8/31/2021	2,940,000	2,903,981
2.13%, 9/30/2021	2,940,000	2,912,490
2.25%, 3/31/2020	1,240,000	1,235,037
2.75%, 2/15/2028	3,000,000	3,015,644
U.S. Treasury Inflation Protected Indexed Notes 0.13%, 4/15/2019	5,654,851	5,575,774
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,273,316)		21,344,770
MORTGAGE-BACKED SECURITIES — 13.5%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	405,137	333,080
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 5.51%, 12/15/2036 (a) (b)	36,000	35,229
See accompanying notes to financial statements.
19

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Atrium Hotel Portfolio Trust 2018-ATRM Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 3.41%, 6/15/2035 (a) (b)	$ 100,000	$ 99,128
BANK Series 2017-BNK6, Class XA, IO, 0.87%, 7/15/2060 (b)	1,132,083	60,037
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 3.66%, 8/15/2036 (a) (b)	17,000	16,781
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70%, 4.16%, 8/15/2036 (a) (b)	19,000	18,810
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 4.96%, 8/15/2036 (a) (b)	38,000	37,775
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 5.96%, 8/15/2036 (a) (b)	38,000	37,825
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 3.18%, 3/15/2037 (a) (b)	31,000	30,476
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 3.46%, 10/15/2037 (a) (b)	15,000	14,888
Bear Stearns Commercial Mortgage Securities Trust Series 2014-BXO, Class E, 1 Month USD LIBOR + 3.75%, 6.21%, 8/15/2027 (a) (b)	26,000	26,027
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.53%, 1/15/2051 (b)	2,267,381	83,622
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 3.71%, 7/15/2035 (a) (b)	75,000	74,114
Braemar Hotels & Resorts Trust 2018-Prime Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 3.28%, 6/15/2035 (a) (b)	115,000	114,013
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month USD LIBOR + 1.95%, 4.41%, 3/15/2037 (a) (b)	257,000	250,608
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 3.54%, 9/15/2037 (a) (b)	15,000	14,891
BX Trust 2017-IMC Series 2017-IMC, Class A, 1 Month USD LIBOR + 1.05%, 3.51%, 10/15/2032 (a) (b)	100,000	99,486
BX Trust 2018-BILT Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 3.26%, 5/15/2030 (a) (b)	115,000	111,963
BX Trust 2018-MCSF Series 2018-MCSF, Class F, 1 Month USD LIBOR + 2.65%, 5.05%, 4/15/2035 (a) (b)	47,000	45,987
BXMT, Ltd. Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 4.41%, 6/15/2035 (a) (b)	150,000	150,017
CFCRE Commercial Mortgage Trust:
Series 2018-TAN, Class B, 4.69%, 2/15/2033 (a)	55,000	55,595
Series 2018-TAN, Class C, 5.29%, 2/15/2033 (a)	55,000	56,352
Series 2018-TAN, Class D, 6.10%, 2/15/2033 (a)	33,000	33,805
CGGS Commercial Mortgage Trust Series 2018-WSS, Class D, 1 Month USD LIBOR + 2.30%, 4.76%, 2/15/2037 (a) (b)	100,000	98,898
See accompanying notes to financial statements.
20

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CGGS Commercial Mortgage Trust 2018-WSS Series 2018-WSS, Class A, 1 Month USD LIBOR + 0.90%, 3.36%, 2/15/2037 (a) (b)	$ 100,000	$ 98,380
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 5.46%, 11/15/2036 (a) (b)	59,000	58,619
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74%, 6.20%, 11/15/2036 (a) (b)	131,000	129,526
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 4.26%, 12/15/2036 (a) (b)	95,000	94,052
Series 2016-GC37, Class XA, IO, 1.79%, 4/10/2049 (b)	504,949	50,548
CLNS Trust:
Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 4.45%, 6/11/2032 (a) (b)	18,000	17,895
Series 2017-IKPR, Class E, 1 Month USD LIBOR + 3.50%, 5.90%, 6/11/2032 (a) (b)	18,000	18,030
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, 2.93%, 2/25/2048 (a) (b)	193,021	190,810
COMM Mortgage Trust:
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 3.46%, 9/15/2033 (a) (b)	70,000	69,674
Series 2015-CR25, Class XA, IO, 0.92%, 8/10/2048 (b)	1,337,622	63,910
Credit Suisse Mortgage Capital Certificates Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 4.36%, 7/15/2032 (a) (b)	29,000	28,848
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.25%, 6/15/2050 (b)	342,439	21,269
Series 2017-CX10, Class XA, IO, 0.73%, 11/15/2050 (b)	996,341	48,704
Series 2017-CX9, Class XA, IO, 0.89%, 9/15/2050 (b)	1,848,953	74,373
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 3.26%, 5/15/2035 (a) (b)	139,221	138,341
Federal Home Loan Mortgage Corp.:
Series 4703, Class FA, 1 Month USD LIBOR + 0.35%, 2.81%, 7/15/2047 (b)	1,219,150	1,214,791
Series 4818, Class FC, 1 Month USD LIBOR + 0.30%, 2.76%, 4/15/2048 (b)	724,522	717,898
Federal National Mortgage Association:
Series 2012-56, Class FK, 1 Month USD LIBOR + 0.45%, 2.96%, 6/25/2042 (b)	1,182,223	1,179,700
Series 2017-96, Class FA, 1 Month USD LIBOR + 0.40%, 2.91%, 12/25/2057 (b)	1,050,026	1,047,736
Series 2018-55, Class FA, 1 Month USD LIBOR + 0.30%, 2.81%, 8/25/2048 (b)	931,401	924,511
See accompanying notes to financial statements.
21

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 3.38%, 11/21/2035 (a) (b)	$ 100,000	$ 99,533
GPT 2018-GPP Mortgage Trust Series 2018-GPP, Class B, 1 Month USD LIBOR + 1.28%, 3.74%, 6/15/2035 (a) (b)	75,000	73,641
GS Mortgage Securities Trust:
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 3.96%, 7/15/2032 (a) (b)	50,000	48,621
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 4.26%, 7/15/2032 (a) (b)	107,000	106,793
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 3.36%, 7/15/2031 (a) (b)	100,000	100,198
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 4.06%, 7/15/2031 (a) (b)	100,000	98,799
Series 2017-GS7, Class XA, IO, 1.14%, 8/10/2050 (b)	392,544	28,747
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 3.46%, 6/15/2032 (a) (b)	100,000	98,059
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	67,000	67,266
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b)	6,580	6,566
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25%, 3.64%, 7/15/2034 (a) (b)	27,000	26,685
Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95%, 4.34%, 7/15/2034 (a) (b)	25,000	24,122
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95%, 5.34%, 7/15/2034 (a) (b)	22,000	21,501
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75%, 6.14%, 7/15/2034 (a) (b)	31,000	31,099
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 4.98%, 7/5/2033 (a) (b)	100,000	99,669
Series 2016-JP4, Class XA, IO, 0.80%, 12/15/2049 (b)	1,674,357	63,150
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA, IO, 0.88%, 9/15/2047 (b)	1,027,698	40,247
LMREC 2015-CRE1, Inc. Series 2015-CRE1, Class AR, 1 Month USD LIBOR + 0.98% , 3.48%, 2/22/2032 (a) (b)	110,000	109,813
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 0.98%, 4/15/2047 (b)	846,224	35,153
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a)	1,228,672	38,531
Morgan Stanley Capital I Trust:
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 3.36%, 7/15/2035 (a) (b)	74,000	73,171
Series 2016-UB12, Class XA, IO, 0.80%, 12/15/2049 (b)	1,607,450	68,818
See accompanying notes to financial statements.
22

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 3.36%, 10/15/2037 (a) (b)	$ 79,000	$ 77,560
Natixis Commercial Mortgage Securities Trust 2018-FL1 Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 3.26%, 6/15/2035 (a) (b)	100,000	98,765
RAIT Trust Series 2017-FL7, Class AS, 1 Month USD LIBOR + 1.30%, 3.76%, 6/15/2037 (a) (b)	6,000	6,000
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 3.41%, 6/15/2033 (a) (b)	15,000	14,945
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 3.71%, 6/15/2033 (a) (b)	15,000	14,988
TPG Real Estate Finance, Ltd.:
Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.75%, 3.21%, 2/15/2035 (a) (b)	59,288	59,022
Series 2018-FL1, Class AS, 1 Month USD LIBOR + 0.95%, 3.41%, 2/15/2035 (a) (b)	117,000	116,738
Series 2018-FL1, Class B, 1 Month USD LIBOR + 1.30%, 3.76%, 2/15/2035 (a) (b)	49,000	48,889
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.60%, 6/15/2050 (b)	642,177	63,172
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	965,727	974,061
Series 2016-1, Class AFX, ABS, 3.53%, 4/25/2046 (a) (b)	143,150	142,929
VSD LLC 3.60%, 12/25/2043	7,662	7,655
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class F, 5.19%, 5/15/2043 (b)	12,901	12,895
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05%, 4.51%, 6/15/2029 (a) (b)	37,000	37,033
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50%, 4.96%, 6/15/2029 (a) (b)	31,000	31,023
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.75%, 12/15/2046 (b)	1,151,969	33,668
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,470,190)		11,186,547
SENIOR FLOATING RATE LOANS — 0.0% (c)
HEALTH CARE PROVIDERS & SERVICES — 0.0% (c)
Select Medical Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50%, 5.01%, 3/6/2025(b)	90	86
See accompanying notes to financial statements.
23

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 0.0% (c)
Tribune Media Co. Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 12/27/2020(b)	$4,246	$4,228
TOTAL SENIOR FLOATING RATE LOANS (Cost $4,341)		4,314
	Shares
SHORT-TERM INVESTMENT — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e) (Cost $1,782,183)	1,782,183	1,782,183
TOTAL INVESTMENTS — 99.5% (Cost $83,073,631)		82,261,103
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		381,617
NET ASSETS — 100.0%		$ 82,642,720
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.2% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
ABS	= Asset-Backed Security
CMO	= Collateralized Mortgage Obligation
CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note
IO	= Interest Only
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REMIC	= Real Estate Mortgage Investment Conduit
See accompanying notes to financial statements.
24

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$24,090,603	$—	$24,090,603
Asset-Backed Securities	—	1,978,176	—	1,978,176
Foreign Government Obligations	—	1,270,533	—	1,270,533
U.S. Government Agency Obligations	—	20,603,977	—	20,603,977
U.S. Treasury Obligations	—	21,344,770	—	21,344,770
Mortgage-Backed Securities	—	11,186,547	—	11,186,547
Senior Floating Rate Loans	—	4,314	—	4,314
Short-Term Investment	1,782,183	—	—	1,782,183
TOTAL INVESTMENTS	$1,782,183	$80,478,920	$—	$82,261,103
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	376,094	$376,094	$21,564,140	$20,158,051	$—	$—	1,782,183	$1,782,183	$14,447
See accompanying notes to financial statements.
25

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 13.5%
ARGENTINA — 0.3%
Other Securities		$ 8,098,301
AUSTRALIA — 0.2%
Other Securities		4,959,757
BELGIUM — 0.0% (a)
Other Security		1,454,736
BRAZIL — 0.7%
Other Securities		19,671,349
CANADA — 0.3%
Other Securities		8,078,500
CAYMAN ISLANDS — 0.1%
Other Securities		4,653,696
CHILE — 0.6%
Other Securities		18,364,845
CHINA — 0.2%
Other Securities		7,624,912
COLOMBIA — 0.2%
Other Securities		4,827,548
COSTA RICA — 0.1%
Other Securities		2,865,018
DOMINICAN REPUBLIC — 0.2%
Other Securities		6,174,420
FRANCE — 0.0% (a)
Other Security		389,810
HONG KONG — 0.0% (a)
Other Security		1,064,976
INDIA — 1.1%
Other Securities		34,332,500
IRELAND — 0.2%
Other Securities		5,520,587
ISRAEL — 0.1%
Other Securities		3,960,155
JAMAICA — 0.1%
Other Securities		2,234,394
See accompanying notes to financial statements.
26

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
JAPAN — 0.1%
Other Securities		$ 2,976,306
LUXEMBOURG — 0.2%
Other Securities		4,786,077
MALAYSIA — 0.6%
Other Securities		17,438,809
MEXICO — 0.6%
Other Securities		16,944,678
NETHERLANDS — 0.1%
Other Securities		1,752,229
PANAMA — 0.2%
Other Security		6,003,360
PERU — 0.1%
Other Securities		2,215,693
PHILIPPINES — 0.2%
Other Securities		7,012,600
SINGAPORE — 0.6%
Other Securities		17,130,482
UNITED KINGDOM — 0.3%
Other Securities		7,822,115
UNITED STATES — 6.1%
Other Securities		181,243,280
Total Corporate Bonds & Notes (Cost $418,086,477)		399,601,133
ASSET-BACKED SECURITIES — 1.8%
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 2.68%, 1/25/2037 (b)	$30,018,585	23,737,564
Other Securities		28,537,831
Total Asset-Backed Securities (Cost $52,761,926)		52,275,395
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
ARGENTINA — 0.3%
Other Securities		7,566,022
BRAZIL — 0.1%
Other Security		2,342,200
See accompanying notes to financial statements.
27

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CANADA — 0.0% (a)
Other Security		$ 461,845
CHILE — 0.2%
Other Securities		6,780,660
COSTA RICA — 0.1%
Other Security		2,996,711
INDIA — 0.0% (a)
Other Security		1,195,387
INDONESIA — 0.2%
Other Securities		6,255,730
ISRAEL — 0.1%
Other Security		3,389,715
MEXICO — 0.0% (a)
Other Security		1,124,208
PANAMA — 0.2%
Other Security		5,038,250
PERU — 0.1%
Other Securities		2,502,682
PHILIPPINES — 0.3%
Other Security		7,200,060
UNITED STATES — 0.0% (a)
Other Security		73,366
Total Foreign Government Obligations (Cost $50,764,053)		46,926,836
SENIOR FLOATING RATE LOANS — 6.1%
AEROSPACE & DEFENSE — 0.0% (a)
Other Securities		755,450
AUTO COMPONENTS — 0.2%
Other Securities		5,724,373
BUILDING PRODUCTS — 0.1%
Other Security		3,097,464
CAPITAL MARKETS — 0.1%
Other Security		2,850,951
CASINO SERVICES — 0.0% (a)
Other Security		761,977
See accompanying notes to financial statements.
28

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.2%
Other Securities		$ 5,246,752
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Other Securities		9,471,818
COMMUNICATIONS EQUIPMENT — 0.2%
Other Securities		5,975,325
CONSTRUCTION & ENGINEERING — 0.0% (a)
Other Security		527,850
CONSTRUCTION MATERIALS — 0.1%
Other Securities		3,015,169
CONTAINERS & PACKAGING — 0.1%
Other Security		2,479,627
DISTRIBUTORS — 0.0% (a)
Other Security		171,608
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Other Securities		4,808,707
ELECTRICAL EQUIPMENT — 0.1%
Other Security		2,012,493
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (a)
Other Security		908,747
ENERGY EQUIPMENT & SERVICES — 0.0% (a)
Other Security		1,220,851
FINANCIAL SERVICES — 0.2%
Other Securities		5,227,788
FOOD & STAPLES RETAILING — 0.1%
Other Security		2,505,572
FOOD PRODUCTS — 0.0% (a)
Other Security		750,460
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Other Securities		15,501,957
HEALTH CARE TECHNOLOGY — 0.1%
Other Security		3,750,928
HOTELS, RESTAURANTS & LEISURE — 0.5%
Other Securities		15,647,990
See accompanying notes to financial statements.
29

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.0% (a)
Other Security		$ 823,887
INSURANCE — 0.3%
Other Securities		10,027,215
INTERACTIVE MEDIA & SERVICES — 0.2%
Other Securities		7,223,262
IT SERVICES — 0.3%
Other Securities		9,321,894
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Other Securities		4,746,692
MACHINERY — 0.2%
Other Securities		4,865,560
MACHINERY-CONSTR&MINING — 0.1%
Other Security		1,963,369
MEDIA — 0.2%
Other Securities		5,352,599
METAL-DIVERSIFIED — 0.0% (a)
Other Security		750,680
METALS & MINING — 0.1%
Other Securities		2,605,115
OIL REFINING&MARKETING — 0.0% (a)
Other Security		1,049,943
OIL, GAS & CONSUMABLE FUELS — 0.1%
Other Security		3,315,409
PHARMACEUTICALS — 0.1%
Other Securities		1,546,495
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Other Securities		1,535,742
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Other Security		2,019,708
RETAIL-RESTAURANTS — 0.1%
Other Security		3,503,221
SOFTWARE — 0.8%
Other Securities		24,294,849
SPECIALTY RETAIL — 0.1%
Other Securities		2,380,989
See accompanying notes to financial statements.
30

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATION EQUIP — 0.1%
Other Security		$ 2,658,092
Total Senior Floating Rate Loans (Cost $191,955,428)		182,398,578
U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.8%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	$ 16,465,243	16,177,533
3.00%, 1/1/2045	2,650,095	2,599,716
3.00%, 2/1/2045	1,862,076	1,823,020
3.00%, 3/1/2045	1,981,380	1,939,822
3.00%, 4/1/2045	13,704,097	13,416,663
3.00%, 4/1/2045	26,597,781	26,092,147
3.00%, 5/1/2045	6,949,522	6,803,761
3.00%, 8/1/2045	18,955,835	18,558,249
3.50%, 2/1/2045	3,508,782	3,525,272
3.50%, 4/1/2045	17,892,382	17,945,692
3.50%, 4/1/2045	11,218,403	11,251,829
3.50%, 6/1/2045	13,537,780	13,578,116
3.50%, 10/1/2045	15,610,182	15,656,693
3.50%, 2/1/2046	16,036,888	16,072,107
4.00%, 4/1/2047	41,403,387	42,246,728
4.00%, 7/1/2047	12,657,017	12,914,827
4.00%, 10/1/2047	25,826,016	26,352,063
4.50%, 6/1/2044	2,554,381	2,657,375
Series 326, Class 300, CMO 3.00%, 3/15/2044	33,894,334	33,119,315
Series 358, Class 300, CMO 3.00%, 10/15/2047	33,961,692	33,481,384
Series 3822, Class ZG, CMO, REMIC 4.00%, 2/15/2041	3,747,487	3,893,734
Series 3852, Class NS, CMO, IO, REMIC 6.00% - 1 Month USD LIBOR, 3.54%, 5/15/2041 (b)	11,434,021	1,493,116
Series 3889, Class VZ, CMO, REMIC 4.00%, 7/15/2041	11,982,080	12,251,676
Series 3935, Class SJ, CMO, IO, REMIC 6.65% - 1 Month USD LIBOR, 4.19%, 5/15/2041 (b)	2,756,307	246,364
Series 4120, Class KA, CMO, REMIC 1.75%, 10/15/2032	17,792,224	17,169,065
See accompanying notes to financial statements.
31

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 4165, Class ZT, CMO, REMIC 3.00%, 2/15/2043	$ 15,951,726	$ 14,214,394
Series 4215, Class KC, CMO, REMIC 2.25%, 3/15/2038	11,804,357	11,657,378
Series 4364, Class ZX, CMO, REMIC 4.00%, 7/15/2044	28,678,890	29,571,827
Series 4434, Class LZ, CMO, REMIC 3.00%, 2/15/2045	3,365,137	2,956,763
Series 4444, Class CZ, CMO, REMIC 3.00%, 2/15/2045	12,338,837	10,898,818
Series 4447, Class A, CMO, REMIC 3.00%, 6/15/2041	1,863,052	1,857,841
Series 4447, Class Z, CMO, REMIC 3.00%, 3/15/2045	4,072,598	3,619,954
Series 4471, Class BA, CMO, REMIC 3.00%, 12/15/2041	6,406,347	6,335,268
Series 4471, Class GA, CMO, REMIC 3.00%, 2/15/2044	9,803,283	9,637,259
Series 4474, Class ZX, CMO, REMIC 4.00%, 4/15/2045	11,941,528	12,402,727
Series 4481, Class B, CMO, REMIC 3.00%, 12/15/2042	6,575,192	6,473,600
Series 4483, Class CA, CMO, REMIC 3.00%, 6/15/2044	12,091,047	11,890,362
Series 4484, Class CD, CMO, REMIC 1.75%, 7/15/2030	14,700,060	14,136,431
Series 4491, Class B, CMO, REMIC 3.00%, 8/15/2040	11,957,302	11,858,424
Series 4492, Class GZ, CMO, REMIC 3.50%, 7/15/2045	8,562,317	8,154,121
Series 4499, Class AB, CMO, REMIC 3.00%, 6/15/2042	13,084,487	12,921,491
Series 4504, Class CA, CMO, REMIC 3.00%, 4/15/2044	13,136,328	12,931,954
Series 4511, Class QA, CMO, REMIC 3.00%, 1/15/2041	11,025,124	10,934,087
Series 4511, Class QC, CMO, REMIC 3.00%, 12/15/2040	8,717,823	8,642,007
Series 4533, Class AB, CMO, REMIC 3.00%, 6/15/2044	9,198,835	9,050,948
Series 4543, Class HG, CMO, REMIC 2.70%, 4/15/2044	17,114,783	16,625,182
See accompanying notes to financial statements.
32

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 4582, Class HA, CMO, REMIC 3.00%, 9/15/2045	$ 13,412,647	$ 13,133,728
Series 4629, Class KA, CMO, REMIC 3.00%, 3/15/2045	41,710,493	41,118,946
Series 4750, Class PA, 3.00%, 7/15/2046	23,586,076	23,248,802
Series 4792, Class A, CMO, REMIC 3.00%, 5/15/2048	25,836,126	25,190,856
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	2,232,000	2,212,019
Federal National Mortgage Association:
2.50%, 9/1/2046	5,098,507	4,788,183
2.50%, 2/1/2047	13,792,411	13,018,145
3.00%, 10/1/2041	32,189,147	31,407,401
3.00%, 3/1/2043	5,530,675	5,435,708
3.00%, 7/1/2043	8,718,114	8,500,533
3.00%, 1/1/2045	2,005,182	1,953,665
3.00%, 3/1/2045	2,728,900	2,672,500
3.00%, 4/1/2045	11,371,527	11,056,887
3.00%, 7/1/2045	33,248,955	32,678,039
3.50%, 9/1/2034	2,594,111	2,630,938
3.50%, 12/1/2034	2,312,932	2,345,767
3.50%, 2/1/2035	1,476,446	1,497,407
3.50%, 1/1/2045	13,361,168	13,426,550
3.50%, 2/1/2045	4,800,101	4,823,590
3.50%, 6/1/2045	13,517,510	13,560,409
4.50%, 3/1/2044	2,709,235	2,819,123
4.50%, 6/1/2044	1,362,254	1,417,508
4.50%, 7/1/2044	1,409,080	1,466,233
4.50%, 2/1/2045	1,697,631	1,766,488
Series 2010-109, Class N, CMO, REMIC 3.00%, 10/25/2040	2,905,935	2,880,672
Series 2011-51, Class CI, CMO, IO, REMIC 6.00% - 1 Month USD LIBOR, 3.49%, 6/25/2041 (b)	7,701,976	991,832
Series 2012-101, Class AP, CMO, REMIC 2.00%, 8/25/2040	7,587,414	7,283,146
Series 2012-127, Class PA, CMO, REMIC 2.75%, 11/25/2042	3,868,543	3,733,966
Series 2012-151, Class SB, CMO, REMIC 6.00% - 1 Month USD LIBOR, 2.48%, 1/25/2043 (b)	1,248,324	943,500
See accompanying notes to financial statements.
33

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-114, Class HZ, CMO, REMIC 3.00%, 11/25/2038	$ 16,661,591	$ 15,331,681
Series 2013-18, Class CD, CMO, REMIC 1.50%, 10/25/2027	5,389,879	5,170,891
Series 2013-30, Class PS, CMO, REMIC 6.00% - 1 Month USD LIBOR, 2.48%, 4/25/2043 (b)	1,718,187	1,360,082
Series 2014-21, Class GZ, CMO, REMIC 3.00%, 4/25/2044	6,367,987	5,680,622
Series 2014-39, Class ZA, CMO, REMIC 3.00%, 7/25/2044	9,154,752	8,465,477
Series 2015-42, Class CA, CMO, REMIC 3.00%, 3/25/2044	7,520,082	7,389,997
Series 2015-9, Class HA, CMO, REMIC 3.00%, 1/25/2045	11,214,375	11,007,683
Series 2015-95, Class AP, CMO, REMIC 3.00%, 8/25/2042	14,776,225	14,576,991
Series 2016-21, Class BZ, CMO, REMIC 3.00%, 4/25/2046	4,703,232	4,119,396
Series 2016-32, Class LA, CMO, REMIC 3.00%, 10/25/2044	12,679,607	12,491,456
Series 2016-72, Class PA, CMO, REMIC 3.00%, 7/25/2046	20,779,761	20,385,718
Series 2016-81, Class PA, CMO, REMIC 3.00%, 2/25/2044	28,834,789	28,518,457
Series 2016-9, Class A, CMO, REMIC 3.00%, 9/25/2043	10,620,294	10,412,456
Series 2016-92, Class A, CMO, REMIC 3.00%, 4/25/2042	34,072,426	33,552,353
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,081,724
Series 2017-13, Class CA, CMO, REMIC 2.50%, 10/25/2043	27,296,030	26,622,932
Series 2017-15, Class MA, CMO, REMIC 3.00%, 2/25/2042	16,676,166	16,515,525
Series 2017-18, Class A, CMO, REMIC 3.00%, 8/25/2042	42,238,781	41,975,130
Series 2017-32, Class CA, CMO, REMIC 3.00%, 10/25/2042	40,816,411	40,356,062
Series 2017-87, Class BA, CMO, REMIC 3.00%, 12/25/2042	29,349,857	29,406,762
Series 2017-9, Class EA, CMO, REMIC 3.00%, 10/25/2042	68,929,076	68,063,410
See accompanying notes to financial statements.
34

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-27, Class JA, CMO, REMIC 3.00%, 12/25/2047	$ 16,408,806	$ 16,038,411
Series 2018-38, Class JB, CMO, REMIC 3.00%, 6/25/2048	13,544,682	13,298,210
Other Securities		12,620,108
Total U.S. Government Agency Obligations (Cost $1,345,160,769)		1,301,481,178
U.S. TREASURY OBLIGATIONS — 18.6%
Treasury Bill 2.59%, 8/15/2019	95,000,000	93,515,720
Treasury Notes:
1.50%, 5/31/2020	122,300,000	120,503,164
1.63%, 5/15/2026	66,620,000	62,220,421
2.13%, 2/29/2024	76,000,000	74,564,383
2.25%, 11/15/2025	63,700,000	62,304,552
2.25%, 11/15/2027	30,000,000	28,980,812
2.50%, 6/30/2020	111,600,000	111,513,889
Total U.S. Treasury Obligations (Cost $554,790,959)		553,602,941
MORTGAGE-BACKED SECURITIES — 4.5%
Other Securities (Cost $136,482,292)		132,874,390
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.7%
Other Securities (Cost $158,740,696)		139,549,406
	Shares
SHORT-TERM INVESTMENT - 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (Cost $150,002,235) (c) (d)	150,002,235	150,002,235
TOTAL INVESTMENTS - 99.7% (Cost $3,058,744,835)		2,958,712,092
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		9,280,487
NET ASSETS - 100.0%		$ 2,967,992,579

See accompanying notes to financial statements.
35

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
CMO	Collateralized Mortgage Obligation
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
At December 31, 2018, the Fund had unfunded loan commitments of $435,119, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Mavis Tire Express Services Corp.	435,119	420,978	(14,141)
See accompanying notes to financial statements.
36

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 399,601,133	$—	$ 399,601,133
Asset-Backed Securities	—	52,275,395	—	52,275,395
Foreign Government Obligations	—	46,926,836	—	46,926,836
U.S. Government Agency Obligations	—	1,301,481,178	—	1,301,481,178
U.S. Treasury Obligations	—	553,602,941	—	553,602,941
Mortgage-Backed Securities	—	132,874,390	—	132,874,390
Commercial Mortgage Backed Securities	—	139,549,406	—	139,549,406
Senior Floating Rate Loans	—	182,398,578	—	182,398,578
Short-Term Investment	150,002,235	—	—	150,002,235
TOTAL INVESTMENTS	$150,002,235	$2,808,709,857	$—	$2,958,712,092
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans	—	(14,141)	—	(14,141)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ (14,141)	$—	$ (14,141)
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$440,854,524	$290,852,289	$—	$—	150,002,235	$150,002,235	$404,486
See accompanying notes to financial statements.
37

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$52,737,712	$80,478,920
Investments in affiliated issuers, at value	1,418,548	1,782,183
Total Investments	54,156,260	82,261,103
Cash	12,552	17,262
Receivable for investments sold	—	28,707
Dividends receivable — affiliated issuers	4,994	2,401
Interest receivable — unaffiliated issuers	795,886	364,559
Receivable from Adviser	4,899	3,733
TOTAL ASSETS	54,974,591	82,677,765
LIABILITIES
Payable for investments purchased	196,913	—
Advisory fee payable	36,165	35,030
Trustees’ fees and expenses payable	18	15
TOTAL LIABILITIES	233,096	35,045
NET ASSETS	$54,741,495	$82,642,720
NET ASSETS CONSIST OF:
Paid-in Capital	$57,277,902	$83,950,897
Total distributable earnings (loss)	(2,536,407)	(1,308,177)
NET ASSETS	$54,741,495	$82,642,720
NET ASSET VALUE PER SHARE
Net asset value per share	$ 47.60	$ 48.61
Shares outstanding (unlimited amount authorized, no par value)	1,150,000	1,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$55,016,302	$81,291,448
Investments in affiliated issuers	1,418,548	1,782,183
Total cost of investments	$56,434,850	$83,073,631
See accompanying notes to financial statements.
38

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2018 (Unaudited)

SPDR DoubleLine Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,808,709,857
Investments in affiliated issuers, at value	150,002,235
Total Investments	2,958,712,092
Cash	11,562
Receivable for investments sold	4,124,445
Dividends receivable — affiliated issuers	202,979
Interest receivable — unaffiliated issuers	13,881,346
Receivable from Adviser	253,316
TOTAL ASSETS	2,977,185,740
LIABILITIES
Payable for investments purchased	5,043,775
Payable for fund shares repurchased	2,354,816
Unrealized depreciation on unfunded loan commitments	14,141
Advisory fee payable	1,777,845
Trustees’ fees and expenses payable	1,515
Accrued expenses and other liabilities	1,069
TOTAL LIABILITIES	9,193,161
NET ASSETS	$2,967,992,579
NET ASSETS CONSIST OF:
Paid-in Capital	$3,130,136,701
Total distributable earnings (loss)	(162,129,981)
NET ASSETS	$2,967,992,579
NET ASSET VALUE PER SHARE
Net asset value per share	$ 47.19
Shares outstanding (unlimited amount authorized, no par value)	62,900,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,908,742,600
Investments in affiliated issuers	150,002,235
Total cost of investments	$3,058,744,835
See accompanying notes to financial statements.
39

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,178,562	$1,246,522
Dividend income — affiliated issuers	22,873	14,447
TOTAL INVESTMENT INCOME (LOSS)	1,201,435	1,260,969
EXPENSES
Advisory fee	199,371	213,052
Trustees’ fees and expenses	408	651
TOTAL EXPENSES	199,779	213,703
Expenses waived/reimbursed by the Adviser	(26,991)	(21,956)
NET EXPENSES	172,788	191,747
NET INVESTMENT INCOME (LOSS)	1,028,647	1,069,222
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(81,755)	(133,636)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(556,081)	(43,411)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(637,836)	(177,047)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 390,811	$ 892,175
See accompanying notes to financial statements.
40

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2018 (Unaudited)

SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 56,763,583
Dividend income — affiliated issuers	404,486
TOTAL INVESTMENT INCOME (LOSS)	57,168,069
EXPENSES
Advisory fee	9,876,511
Trustees’ fees and expenses	27,038
TOTAL EXPENSES	9,903,549
Expenses waived/reimbursed by the Adviser	(1,546,501)
NET EXPENSES	8,357,048
NET INVESTMENT INCOME (LOSS)	48,811,021
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(22,604,234)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	8,032,913
Unfunded loan commitments	(12,529)
Net change in unrealized appreciation/depreciation	8,020,384
NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,583,850)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 34,227,171
See accompanying notes to financial statements.
41

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,028,647	$ 1,040,266
Net realized gain (loss)	(81,755)	203,609
Net change in unrealized appreciation/depreciation	(556,081)	(1,996,624)
Net increase (decrease) in net assets resulting from operations	390,811	(752,749)
Net equalization credits and charges	16,667	34,869
Distributions to shareholders (Note 11)	(1,168,454)	(1,497,862)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	9,604,814	22,676,121
Cost of shares redeemed	(2,375,935)	—
Net income equalization	(16,667)	(34,869)
Other capital	37,180	79,367
Net increase (decrease) in net assets from beneficial interest transactions	7,249,392	22,720,619
Net increase (decrease) in net assets during the period	6,488,416	20,504,877
Net assets at beginning of period	48,253,079	27,748,202
NET ASSETS AT END OF PERIOD	$54,741,495	$48,253,079
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	450,000
Shares redeemed	(50,000)	—
Net increase (decrease)	150,000	450,000
See accompanying notes to financial statements.
42

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,069,222	$ 1,015,044
Net realized gain (loss)	(133,636)	(66,759)
Net change in unrealized appreciation/depreciation	(43,411)	(702,128)
Net increase (decrease) in net assets resulting from operations	892,175	246,157
Net equalization credits and charges	1,723	46,752
Distributions to shareholders (Note 11)	(1,267,497)	(974,641)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,870,230	48,865,257
Cost of shares redeemed	(4,850,418)	—
Net income equalization	(1,723)	(46,752)
Other capital	14,601	122,163
Net increase (decrease) in net assets from beneficial interest transactions	32,690	48,940,668
Net increase (decrease) in net assets during the period	(340,909)	48,258,936
Net assets at beginning of period	82,983,629	34,724,693
NET ASSETS AT END OF PERIOD	$82,642,720	$82,983,629
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	1,000,000
Shares redeemed	(100,000)	—
Net increase (decrease)	—	1,000,000
See accompanying notes to financial statements.
43

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 48,811,021	$ 95,786,055
Net realized gain (loss)	(22,604,234)	(5,407,972)
Net change in unrealized appreciation/depreciation	8,020,384	(93,096,941)
Net increase (decrease) in net assets resulting from operations	34,227,171	(2,718,858)
Net equalization credits and charges	(289,413)	37,755
Distributions to shareholders (Note 11)	(63,190,410)	(103,695,830)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	127,177,020	299,844,384
Cost of shares redeemed	(313,376,121)	(366,600,086)
Net income equalization	289,413	(37,755)
Other capital	916,122	1,607,981
Net increase (decrease) in net assets from beneficial interest transactions	(184,993,566)	(65,185,476)
Net increase (decrease) in net assets during the period	(214,246,218)	(171,562,409)
Net assets at beginning of period	3,182,238,797	3,353,801,206
NET ASSETS AT END OF PERIOD	$2,967,992,579	$3,182,238,797
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,700,000	6,100,000
Shares redeemed	(6,650,000)	(7,650,000)
Net increase (decrease)	(3,950,000)	(1,550,000)
See accompanying notes to financial statements.
44

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 4/14/16* - 6/30/16
Net asset value, beginning of period	$ 48.25	$ 50.45	$ 51.52	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	1.31	1.77	0.45
Net realized and unrealized gain (loss)	(0.58)	(1.74)	1.91	1.17
Total from investment operations	0.36	(0.43)	3.68	1.62
Net equalization credits and charges (a)	0.02	0.04	0.01	—
Other capital (a)	0.03	0.10	0.05	0.15
Distributions to shareholders from:
Net investment income	(1.06)	(1.36)	(1.81)	(0.25)
Net realized gains	—	(0.55)	(3.00)	—
Total distributions	(1.06)	(1.91)	(4.81)	(0.25)
Net asset value, end of period	$ 47.60	$ 48.25	$ 50.45	$ 51.52
Total return (b)	0.85%	(0.65)%	7.67%	3.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$54,741	$48,253	$27,748	$38,639
Ratios to average net assets:
Total expenses	0.75%(c)	0.76%	0.75%	0.75%(c)
Net expenses	0.65%(c)	0.65%	0.65%	0.65%(c)
Net investment income (loss)	3.87%(c)	2.64%	3.46%	4.15%(c)
Portfolio turnover rate (d)	17%(e)	55%	141%	12%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)	Not annualized.
See accompanying notes to financial statements.
45

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 4/14/16* - 6/30/16
Net asset value, beginning of period	$ 48.81	$ 49.61	$ 50.40	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	1.02	1.04	0.22
Net realized and unrealized gain (loss)	(0.10)	(0.99)	(0.53)	0.20
Total from investment operations	0.52	0.03	0.51	0.42
Net equalization credits and charges (a)	0.00(b)	0.05	0.00(b)	—
Other capital (a)	0.01	0.12	0.06	0.10
Distributions to shareholders from:
Net investment income	(0.73)	(1.00)	(1.13)	(0.12)
Net realized gains	—	—	(0.23)	—
Total distributions	(0.73)	(1.00)	(1.36)	(0.12)
Net asset value, end of period	$ 48.61	$ 48.81	$ 49.61	$ 50.40
Total return (c)	1.10%	0.43%	1.14%	1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$82,643	$82,984	$34,725	$50,404
Ratios to average net assets:
Total expenses	0.50%(d)	0.50%	0.50%	0.50%(d)
Net expenses	0.45%(d)	0.45%	0.45%	0.45%(d)
Net investment income (loss)	2.51%(d)	2.07%	2.10%	2.06%(d)
Portfolio turnover rate (e)	20%(f)	50%	123%	25%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
46

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	For the Period 2/23/15* - 6/30/15(a)
Net asset value, beginning of period	$ 47.60	$ 49.03	$ 49.87	$ 49.43	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.76	1.34	1.33	1.54	0.55
Net realized and unrealized gain (loss) (c)	(0.19)	(1.34)	(0.66)	0.34	(0.88)
Total from investment operations	0.57	—	0.67	1.88	(0.33)
Net equalization credits and charges (b)	(0.00)(d)	0.00(d)	0.01	0.07	0.10
Other capital (b)	0.01	0.02	0.04	0.03	0.05
Distributions to shareholders from:
Net investment income	(0.99)	(1.45)	(1.48)	(1.54)	(0.39)
Net realized gains	—	—	(0.08)	—	—
Total distributions	(0.99)	(1.45)	(1.56)	(1.54)	(0.39)
Net asset value, end of period	$ 47.19	$ 47.60	$ 49.03	$ 49.87	$ 49.43
Total return (e)	1.20%	0.04%	1.55%	4.03%	(0.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,967,993	$3,182,239	$3,353,801	$2,657,951	$746,443
Ratios to average net assets:
Total expenses	0.65%(f)	0.65%	0.66%	0.65%	0.65%(f)
Net expenses	0.55%(f)	0.55%	0.55%	0.55%	0.56%(f)
Net investment income (loss)	3.21%(f)	2.78%	2.70%	3.14%	3.18%(f)
Portfolio turnover rate	23%(g)	34%(h)	72%(h)	38%(h)	14%(h)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
47

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twelve (12) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR DoubleLine Total Return Tactical ETF, which is a non-diversified investment company.
Prior to the close of business on May 7, 2018, SPDR DoubleLine Total Return Tactical ETF had been operating in a “master –feeder” arrangement, under which the Fund invested substantially all of its assets in a corresponding series of SSGA Master Trust (i.e., a “Portfolio/ Master fund”). The State Street DoubleLine Total Return Tactical Portfolio (the “Portfolio”) was a separate mutual fund that had an identical investment objective, and substantially identical investment strategies, policies and risks as the Fund (i.e., a “feeder fund”). As a result of this arrangement, the Fund had an indirect interest in all of the securities owned by the Portfolio.
As of the close of business on May 7, 2018, the securities held by the Portfolio were transferred “in-kind” to the feeder fund in a tax free exchange of the feeder fund’s interests as part of a complete liquidation of the Portfolio.
Effective May 8, 2018, the feeder fund pursues its investment objective through direct investment in securities of the same type that previously would have been owned by the Portfolio. The discontinuance of the master-feeder arrangement on the feeder fund had no impact on shareholder’s net asset value or the results of operations for the feeder fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with
48

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure
49

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

proper accrual of income.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
50

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Paydown gains and losses are recorded as an adjustment to interest income.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales
51

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Loan Agreements
The SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
52

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.75%
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.50
SPDR DoubleLine Total Return Tactical ETF	0.65
The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses, until October 31, 2019, so that the net annual Fund operating expenses of each Fund will be limited to 0.65%, 0.45% and 0.55% of the Fund’s average daily net assets for the SPDR DoubleLine Emerging Markets Fixed Income ETF, the SPDR DoubleLine Short Duration Total Return Tactical ETF and the SPDR DoubleLine Total Return Tactical ETF, respectively, before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2019, the waiver and/or reimbursement may be cancelled or modified at any time. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board.
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
DoubleLine Capital LP receives fees for its services as the sub-adviser to the Funds from the Adviser.
53

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ —	$ —	$ 17,432,993	$ 8,223,862
SPDR DoubleLine Short Duration Total Return Tactical ETF	11,939,210	7,940,316	9,148,344	6,496,893
SPDR DoubleLine Total Return Tactical ETF	261,605,747	527,198,042	130,614,418	262,632,081
54

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
55

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 56,434,850	$ 90,226	$ 2,368,816	$ (2,278,590)
SPDR DoubleLine Short Duration Total Return Tactical ETF	83,073,631	147,016	959,544	(812,528)
SPDR DoubleLine Total Return Tactical ETF	3,058,744,835	7,394,441	107,427,184	(100,032,743)
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2018.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' were more broadly diversified.
56

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
57

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 1,032,793	$ 465,069	$ 1,497,862	$ 85,677
SPDR DoubleLine Short Duration Total Return Tactical ETF	974,641	—	974,641	79,557
SPDR DoubleLine Total Return Tactical ETF	103,695,830	—	103,695,830	9,694,482
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
58

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
59

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
Annualized Expense Ratio	0.65%	0.45%	0.55%
Actual:
Ending Account Value	$1,008.50	$1,011.00	$1,012.00
Expenses Paid During Period(a)	3.29	2.28	2.79
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.90	1,022.90	1,022.40
Expenses Paid During Period(a)	3.31	2.29	2.80
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
60

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Full Portfolio Schedule
The complete schedule of portfolio holdings for the SPDR DoubleLine Total Return Tactical ETF is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
61

[This Page Intentionally Left Blank]

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained DoubleLine Capital LP as the sub-adviser.
DoubleLine® is a registered trademark of DoubleLine Capital LP.
DoubleLine Capital LP is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDREMTLSAR

Semi-Annual Report
December 31, 2018
SSGA Active Trust
State Street Disciplined Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Disciplined Global Equity Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	Market Value	% of Net Assets
Merck & Co., Inc.	29,647	1.5%
Waste Management, Inc.	29,278	1.4
Eli Lilly & Co.	28,814	1.4
CLP Holdings, Ltd.	28,259	1.4
HCA Healthcare, Inc.	28,250	1.4
TOTAL	144,248	7.1%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Pharmaceuticals	11.2%
Insurance	7.7
Banks	7.5
Health Care Providers & Services	7.3
Electric Utilities	4.4
Multi-Utilities	4.1
Food & Staples Retailing	4.0
Equity Real Estate Investment Trusts (REITs)	3.7
Trading Companies & Distributors	3.7
Diversified Telecommunication Services	3.6
Hotels, Restaurants & Leisure	3.3
Specialty Retail	3.1
Airlines	2.5
Food Products	2.4
Beverages	2.4
Health Care Equipment & Supplies	2.0
Communications Equipment	2.0
Mortgage Real Estate Investment Trust (REITs)	2.0
Automobiles	2.0
Oil, Gas & Consumable Fuels	2.0
Aerospace & Defense	1.8
Commercial Services & Supplies	1.7
Gas Utilities	1.6
Construction & Engineering	1.4
Industrial Conglomerates	1.2
Household Products	1.2
Technology Hardware, Storage & Peripherals	1.1
Wireless Telecommunication Services	1.1
Tobacco	1.1
Consumer Finance	1.0
Multiline Retail	1.0
Electronic Equipment, Instruments & Components	0.9
Real Estate Management & Development	0.7
Air Freight & Logistics	0.6
Chemicals	0.6
Road & Rail	0.5
Textiles, Apparel & Luxury Goods	0.5
Metals & Mining	0.4
Capital Markets	0.2
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.0%
Coles Group, Ltd. (a)	399	$ 3,298
Insurance Australia Group, Ltd. (a)	615	3,031
Macquarie Group, Ltd.	66	5,048
Mirvac Group REIT	6,316	9,960
Qantas Airways, Ltd.	2,520	10,272
Scentre Group REIT	5,920	16,254
Sonic Healthcare, Ltd.	253	3,938
South32, Ltd.	3,183	7,507
Telstra Corp., Ltd.	2,143	4,300
Wesfarmers, Ltd.	399	9,050
Woodside Petroleum, Ltd.	400	8,819
		81,477
BELGIUM — 0.5%
Ageas	237	10,647
CANADA — 2.8%
Bank of Montreal	154	10,057
Sun Life Financial, Inc.	227	7,527
TELUS Corp.	490	16,234
Toronto-Dominion Bank	465	23,104
		56,922
DENMARK — 1.1%
Novo Nordisk A/S Class B	469	21,403
FRANCE — 1.7%
Peugeot SA	764	16,284
Sanofi	209	18,077
		34,361
GERMANY — 0.9%
Allianz SE	28	5,606
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	57	12,416
		18,022
HONG KONG — 4.9%
CLP Holdings, Ltd.	2,500	28,259
Hang Seng Bank, Ltd.	800	17,963
Jardine Matheson Holdings, Ltd.	200	13,916
Link REIT	2,500	25,322
Sun Hung Kai Properties, Ltd.	1,000	14,254
		99,714
ITALY — 1.4%
Enel SpA	2,097	12,091
Eni SpA	1,088	17,099
		29,190
JAPAN — 14.8%
Astellas Pharma, Inc.	1,800	22,993
FUJIFILM Holdings Corp.	300	11,676
Hitachi, Ltd.	700	18,729
ITOCHU Corp.	900	15,315
Japan Airlines Co., Ltd.	700	24,825
Security Description	Shares	Value
Japan Post Holdings Co., Ltd.	1,000	$ 11,530
Marubeni Corp.	2,900	20,416
Mitsubishi Corp.	600	16,515
Mitsui & Co., Ltd.	1,500	23,112
Mitsui Chemicals, Inc.	500	11,320
Mizuho Financial Group, Inc.	14,700	22,817
Nippon Telegraph & Telephone Corp.	500	20,426
NTT DOCOMO, Inc.	1,000	22,536
Taisei Corp.	400	17,154
Tokio Marine Holdings, Inc.	200	9,545
Tokyo Gas Co., Ltd.	300	7,617
Toyota Motor Corp.	400	23,355
		299,881
NETHERLANDS — 1.4%
Koninklijke Ahold Delhaize NV	1,099	27,733
NORWAY — 2.3%
DNB ASA	1,275	20,342
Equinor ASA	832	17,655
Telenor ASA	494	9,556
		47,553
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	321	12,414
SWEDEN — 1.1%
Swedish Match AB	554	21,814
SWITZERLAND — 4.3%
Novartis AG	226	19,267
Roche Holding AG	103	25,431
Swiss Re AG	242	22,123
Swisscom AG	18	8,577
Zurich Insurance Group AG	38	11,298
		86,696
UNITED KINGDOM — 0.6%
Direct Line Insurance Group PLC	3,228	13,102
UNITED STATES — 57.1%
Aflac, Inc.	276	12,575
AGNC Investment Corp. REIT	1,141	20,013
Allstate Corp.	263	21,732
Ameren Corp.	374	24,396
American Express Co.	214	20,398
Annaly Capital Management, Inc. REIT	1,995	19,591
Anthem, Inc.	90	23,637
Archer-Daniels-Midland Co.	511	20,936
AutoZone, Inc. (a)	29	24,312
Baxter International, Inc.	411	27,052
BB&T Corp.	439	19,017
Bristol-Myers Squibb Co.	216	11,228
Carnival Corp.	162	7,987
CenterPoint Energy, Inc.	637	17,982
Cigna Corp.	104	19,752
Cisco Systems, Inc.	320	13,866
Coca-Cola Co.	529	25,048
DTE Energy Co.	224	24,707

See accompanying notes to financial statements.
2

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	249	$ 28,814
Eversource Energy	181	11,772
Exelon Corp.	568	25,617
HCA Healthcare, Inc.	227	28,250
Hershey Co.	76	8,146
Home Depot, Inc.	105	18,041
Honeywell International, Inc.	79	10,437
HP, Inc.	526	10,762
Humana, Inc.	79	22,632
Johnson & Johnson	199	25,681
JPMorgan Chase & Co.	246	24,015
Kellogg Co.	356	20,296
Lockheed Martin Corp.	71	18,591
McDonald's Corp.	143	25,392
Medtronic PLC	159	14,463
Merck & Co., Inc.	388	29,647
Motorola Solutions, Inc.	237	27,264
PepsiCo, Inc.	215	23,753
Pfizer, Inc.	515	22,480
Pinnacle West Capital Corp.	115	9,798
PNC Financial Services Group, Inc.	64	7,482
Procter & Gamble Co.	271	24,910
Public Service Enterprise Group, Inc.	324	16,864
Quest Diagnostics, Inc.	150	12,490
Raytheon Co.	125	19,169
Republic Services, Inc.	81	5,839
Simon Property Group, Inc. REIT	143	24,023
Starbucks Corp.	186	11,978
Sysco Corp.	351	21,994
Security Description	Shares	Value
Target Corp.	309	$ 20,422
TJX Cos., Inc.	476	21,296
Torchmark Corp.	154	11,478
UGI Corp.	453	24,168
Union Pacific Corp.	69	9,538
United Continental Holdings, Inc. (a)	188	15,741
United Parcel Service, Inc. Class B	122	11,899
UnitedHealth Group, Inc.	102	25,410
Universal Health Services, Inc. Class B	97	11,306
US Bancorp	180	8,226
Verizon Communications, Inc.	247	13,886
VF Corp.	132	9,417
Walmart, Inc.	188	17,512
Waste Management, Inc.	329	29,278
Yum! Brands, Inc.	245	22,520
		1,156,926
TOTAL COMMON STOCKS (Cost $1,960,299)		2,017,855
TOTAL INVESTMENTS — 99.5% (Cost $1,960,299)		2,017,855
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		10,180
NET ASSETS — 100.0%		$ 2,028,035
(a)	Non-income producing security.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,017,855	$—	$—	$2,017,855
TOTAL INVESTMENTS	$2,017,855	$—	$—	$2,017,855
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,569	$33,569	$695,359	$728,928	$—	$—	—	$—	$549	$—
See accompanying notes to financial statements.
3

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$2,017,855
Foreign currency, at value	26,681
Receivable for investments sold	7,131
Dividends receivable — unaffiliated issuers	4,975
Dividends receivable — affiliated issuers	120
Receivable from Adviser	958
Receivable for foreign taxes recoverable	3,920
TOTAL ASSETS	2,061,640
LIABILITIES
Due to custodian	9,497
Payable for investments purchased	18,648
Payable for fund shares repurchased	4,522
Advisory fee payable	937
Trustees’ fees and expenses payable	1
TOTAL LIABILITIES	33,605
NET ASSETS	$2,028,035
NET ASSETS CONSIST OF:
Paid-in Capital	$1,905,781
Total distributable earnings (loss)	122,254
NET ASSETS	$2,028,035
NET ASSET VALUE PER SHARE
Net asset value per share	$ 9.74
Shares outstanding (unlimited amount authorized, no par value)	208,269
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,960,299
Foreign currency, at cost	$ 26,659
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 67,511
Dividend income — affiliated issuers	549
Foreign taxes withheld	(2,405)
TOTAL INVESTMENT INCOME (LOSS)	65,655
EXPENSES
Advisory fee	6,558
Trustees’ fees and expenses	47
TOTAL EXPENSES	6,605
Expenses waived/reimbursed by the Adviser	(6,605)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	$ 65,655
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	53,787
Foreign currency transactions	(1,372)
Net realized gain (loss)	52,415
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(400,305)
Foreign currency translations	90
Net change in unrealized appreciation/depreciation	(400,215)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(347,800)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(282,145)
See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 65,655	$ 168,284
Net realized gain (loss)	52,415	222,062
Net change in unrealized appreciation/depreciation	(400,215)	(82,662)
Net increase (decrease) in net assets resulting from operations	(282,145)	307,684
Distributions to shareholders (Note 9)	(351,240)	(211,763)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	503,557	348,917
Reinvestment of distributions	351,240	211,763
Cost of shares redeemed	(3,198,070)	(282,814)
Net increase (decrease) in net assets from beneficial interest transactions	(2,343,273)	277,866
Net increase (decrease) in net assets during the period	(2,976,658)	373,787
Net assets at beginning of period	5,004,693	4,630,906
NET ASSETS AT END OF PERIOD	$ 2,028,035	$5,004,693
SHARES OF BENEFICIAL INTEREST:
Shares sold	39,829	27,995
Reinvestment of distributions	36,856	17,050
Shares redeemed	(275,879)	(22,549)
Net increase (decrease) from share transactions	(199,194)	22,496
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Disciplined Global Equity Portfolio
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16* - 6/30/16
Net asset value, beginning of period	$12.28	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.16	0.42	0.31	0.15
Net realized and unrealized gain (loss)	(0.70)	0.36	1.21	0.74
Total from investment operations	(0.54)	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.74)	(0.38)	(0.28)	—
Net realized gains	(1.26)	(0.15)	(0.10)	—
Total distributions	(2.00)	(0.53)	(0.38)	—
Net asset value, end of period	$ 9.74	$12.28	$12.03	$10.89
Total return (b)	(4.03)%(c)	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,028	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.25%(d)	0.30%	0.33%	0.27%(d)
Net expenses	—%(d)(e)	—%(e)	—%(e)	—%(d)
Net investment income (loss)	2.50%(d)	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	39%(c)	47%	30%	21%(c)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twelve (12) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):
Portfolio	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
8

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
9

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in such an amount equal to the “Total annual Fund operating expenses” until the later of April 30, 2020 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Defensive Global Equity Fund (formerly, State Street Disciplined Global Equity Fund), a separate series of State Street Institutional Investment Trust. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after April 30, 2020. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Trust’s Board of Trustees. For the period ended December 31, 2018, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $6,605.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
10

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
State Street Disciplined Global Equity Portfolio	$1,872,819	$4,400,883
6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). Originally, the Act did not contain a provision permitting a regulated investment company, such as the Fund, to pass through the special character of “qualified REIT dividends” to its shareholders. On January 18, 2019, the Treasury Department and IRS issued proposed regulations (the “Proposed Regulations”) that generally permit regulated investment companies, such as the Fund, to pass through “qualified REIT dividends” to its shareholders under Section 199A of the Internal Revenue Code.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined Global Equity Portfolio	$1,960,299	$174,281	$116,725	$57,556
7.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
11

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2018.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
9.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
13

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined Global Equity Portfolio	0.00%(b)	$959.70	$0.00(c)	$1,025.20	$0.00(c)
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Amount is less than 0.005%.
(c)	Amount is less than $0.005.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Portfolio files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Portfolio's website at www.ssgafunds.com.
14

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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Portfolio Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

© 2019 State Street Corporation -All Rights Reserved

Semi-Annual Report
December 31, 2018
SSGA Active Trust
SPDR Blackstone / GSO Senior Loan ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA ACTIVE TRUST
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF
ASSETS
Investment in corresponding affiliated Portfolio, at value	$2,193,048,867
Cash	1,370
TOTAL ASSETS	2,193,050,237
LIABILITIES
Advisory fee payable	914,831
Trustees’ fees and expenses payable	699
TOTAL LIABILITIES	915,530
NET ASSETS	$2,192,134,707
NET ASSETS CONSIST OF:
Paid-in Capital	$2,389,425,761
Total distributable earnings (loss)	(197,291,054)
NET ASSETS	$2,192,134,707
NET ASSET VALUE PER SHARE
Net asset value per share	$ 44.92
Shares outstanding (unlimited amount authorized, no par value)	48,800,000
COST OF INVESTMENTS:
Investments in corresponding affiliated Portfolio	$2,281,057,617
See accompanying notes to financial statements and financial statements of the Master Portfolio.
2

SSGA ACTIVE TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 92,034,256
Dividend income allocated from affiliated Portfolio	2,277,597
Expenses allocated from affiliated Portfolio	(4,910,511)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	89,401,342
EXPENSES
Advisory fee	6,503,506
Trustees’ fees and expenses	26,355
TOTAL EXPENSES	6,529,861
NET INVESTMENT INCOME (LOSS)	82,871,481
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions allocated from affiliated Portfolio	(47,295,865)
Net change in unrealized appreciation/depreciation on:
Investment transactions allocated from affiliated Portfolio	(80,291,010)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(127,586,875)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (44,715,394)
See accompanying notes to financial statements and financial statements of the Master Portfolio.
3

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone / GSO Senior Loan ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 82,871,481	$ 103,046,158
Net realized gain (loss)	(47,295,865)	(11,863,241)
Net change in unrealized appreciation/depreciation	(80,291,010)	(16,510,899)
Net increase (decrease) in net assets resulting from operations	(44,715,394)	74,672,018
Net equalization credits and charges	(1,244,639)	1,868,667
Distributions to shareholders (Note 7):	(93,227,500)	(97,740,250)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	280,085,173	1,509,849,497
Cost of shares redeemed	(1,142,931,350)	(118,513,417)
Net income equalization	1,244,639	(1,868,667)
Other capital	3,300,163	850,598
Net increase (decrease) in net assets from beneficial interest transactions	(858,301,375)	1,390,318,011
Net increase (decrease) in net assets during the period	(997,488,908)	1,369,118,446
Net assets at beginning of period	3,189,623,615	1,820,505,169
NET ASSETS AT END OF PERIOD	$ 2,192,134,707	$3,189,623,615
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,950,000	31,900,000
Shares redeemed	(24,950,000)	(2,500,000)
Net increase (decrease)	(19,000,000)	29,400,000
See accompanying notes to financial statements and financial statements of the Master Portfolio.
4

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone / GSO Senior Loan ETF
	Six Months Ended 12/31/18(a) (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 47.04	$ 47.41	$ 46.64	$ 49.22	$ 50.02	$ 49.65
Income (loss) from investment operations:
Net investment income (loss) (b)	1.20	2.04	1.85	1.95	2.01	1.54
Net realized and unrealized gain (loss) (c)	(1.98)	(0.50)	0.73	(2.58)	(0.88)	0.24
Total from investment operations	(0.78)	1.54	2.58	(0.63)	1.13	1.78
Net equalization credits and charges (b)	(0.02)	0.04	0.05	0.02	0.01	0.03
Other capital (b)	0.05	0.02	0.02	0.02	0.02	0.04
Distributions to shareholders from:
Net investment income	(1.37)	(1.97)	(1.88)	(1.99)	(1.96)	(1.48)
Net asset value, end of period	$ 44.92	$ 47.04	$ 47.41	$ 46.64	$ 49.22	$ 50.02
Total return (d)	(1.67)%	3.43%	5.77%	(1.15)%	2.38%	3.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,192,135	$3,189,624	$1,820,505	$802,228	$671,810	$610,275
Ratios to average net assets:
Total expenses	0.70%(e)	0.70%	0.70%	0.71%	0.71%	0.85%
Net investment income (loss)	5.10%(e)	4.30%	3.91%	4.15%	4.09%	3.09%
Portfolio turnover rate (f)	41%(g)	90%	68%	88%	65%	77%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate is from the Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
5

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of twelve (12) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the SPDR Blackstone / GSO Senior Loan ETF(the “Fund”).
The Fund is classified as a diversified investment company under the 1940 Act.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the Blackstone / GSO Senior Loan Portfolio (the “Portfolio”), a series of SSGA Master Trust (“Master Trust”). The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in net assets of the Portfolio (100.00% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
6

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Security Valuation
The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are attached to this report.
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
The Fund is allocated a pro-rata share of the expenses of its Portfolio.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of
7

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc.(the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone / GSO Senior Loan ETF	0.70%
The Adviser pays all expenses of the Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
8

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Statement of Assets and Liabilities.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Shareholder Transactions
The Fund issues and redeems its shares, at Net Asset Value (“NAV”), only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statement of Changes on Net Assets.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable
9

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone / GSO Senior Loan ETF	$2,281,057,617	$—	$88,008,750	$(88,008,750)
7.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
10

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Blackstone / GSO Senior Loan ETF	$ 97,740,250	$—	$ 97,740,250	$ 8,406,201
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
11

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
12

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF (a)
Annualized Expense Ratio	0.70%
Actual:
Ending Account Value	$ 983.30
Expenses Paid During Period(b)	3.50
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.70
Expenses Paid During Period(b)	3.57
(a)	Because the Fund invests all of its assets in its respective Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invest.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Fund's website at www.spdrs.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Fund’s website at www.spdrs.com.
13

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
December 31, 2018
SSGA Master Trust
Blackstone / GSO Senior Loan Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	3
Financial Statements (Unaudited)	31
Financial Highlights (Unaudited)	34
Notes to Financial Statements (Unaudited)	35
Other Information (Unaudited)	42
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Blackstone / GSO Senior Loan Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B 5.27% 1/31/2025	1.7%
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan 5.02% 2/1/2024	1.4
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5 5.27% 8/14/2024	1.4
Hub International, Ltd. Senior Secured 2018 Term Loan B 5.24% 4/25/2025	1.3
Allied Universal Holdco LLC Senior Secured 2015 Term Loan 6.27% 7/28/2022	1.3
TOTAL	7.1%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Commercial Services & Supplies	10.4%
Software	10.1
Health Care Providers & Services	7.2
Media	5.7
Insurance	5.1
Hotels, Restaurants & Leisure	4.3
Pharmaceuticals	3.8
Specialty Retail	2.6
Diversified Telecommunication Services	2.5
Aerospace & Defense	2.5
Diversified Financial Services	2.2
IT Services	1.9
Chemicals	1.9
Containers & Packaging	1.6
Retail-Restaurants	1.6
Interactive Media & Services	1.5
Machinery	1.4
Health Care Equipment & Supplies	1.1
Life Sciences Tools & Services	1.1
Capital Markets	1.0
Building Products	0.9
Electronic Equipment, Instruments & Components	0.9
Auto Components	0.9
Oil, Gas & Consumable Fuels	0.8
Multiline Retail	0.7
Computer Services	0.7
Professional Services	0.6
See accompanying notes to financial statements.
1

Blackstone / GSO Senior Loan Portfolio
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Food & Staples Retailing	0.6%
Health Care Technology	0.6
Semiconductor Equipment	0.6
Internet & Catalog Retail	0.6
Machinery-Constr&Mining	0.6
Recycling	0.6
Construction & Engineering	0.5
Construction Materials	0.5
Paper&Related Products	0.5
Advertising Services	0.5
Semiconductors & Semiconductor Equipment	0.4
Distributors	0.4
Pollution Control	0.4
Communications Equipment	0.4
Computers & Peripherals	0.4
Food Products	0.3
Financial Services	0.3
Household Products	0.3
Road & Rail	0.2
Thrifts & Mortgage Finance	0.2
Diagnostic Equipment	0.2
Energy Equipment & Services	0.1
Metals & Mining	0.1
Electrical Equipment	0.1
Telecom Services	0.1
Telecommunication Equip	0.1
Entertainment	0.1
Electric Utilities	0.0
Diversified Consumer Services	0.0
Oil-Field Services	0.0
Containers-Paper/Plastic	0.0
Food & Beverage	0.0
Short-Term Investment	13.0
Other Assets in Excess of Liabilities	2.3
TOTAL	100.0%
(The Portfolio's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 82.4% (a)
ADVERTISING SERVICES — 0.5%
AppLovin Corp. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.27%, 8/15/2025	$ 1,804,124	$ 1,777,062
Red Ventures LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 11/8/2024	9,863,713	9,419,846
		11,196,908
AEROSPACE & DEFENSE — 2.5%
DAE Aviation Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 7/7/2022	2,521,933	2,498,681
MacDonald Dettwiler & Associates, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 10/4/2024	16,101,301	14,853,450
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 5.02%, 5/30/2025	25,202,735	23,852,120
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 5.02%, 6/9/2023	15,374,884	14,548,484
		55,752,735
AUTO COMPONENTS — 0.9%
USI, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 5.80%, 5/16/2024	21,944,525	20,765,007
BUILDING PRODUCTS — 0.9%
AZEK Co. LLC Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 3.75%, 6.63%, 5/5/2024	1,984,848	1,910,417
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.80%, 2/29/2024	1,907,170	1,795,467
See accompanying notes to financial statements.
3

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
SRS Distribution, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.77%, 5/23/2025	$ 16,685,455	$ 15,613,998
		19,319,882
CAPITAL MARKETS — 1.0%
AqGen Ascensus, Inc. Senior Secured 2017 Repriced Term Loan, 6.12%, 12/3/2022	2,322,120	2,316,315
Duff & Phelps Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 2/13/2025	18,591,875	17,654,566
Victory Capital Holdings, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.55%, 2/12/2025	935,011	926,829
		20,897,710
CHEMICALS — 1.9%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 5.80%, 1/31/2024	4,290,040	4,094,844
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.57%, 11/21/2024	1,881,046	1,828,142
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.83%, 8/1/2025	14,925,000	14,589,187
LTI Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 9/6/2025	11,195,083	10,570,061
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 10/1/2025	6,985,075	6,705,672
See accompanying notes to financial statements.
4

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.00%, 10/28/2024	$ 3,464,507	$ 3,351,910
		41,139,816
COMMERCIAL SERVICES & SUPPLIES — 10.3%
Allied Universal Holdco LLC:
Senior Secured 2015 Term Loan, 3 Month USD LIBOR + 3.75%, 6.27%, 7/28/2022	30,939,622	29,439,050
Senior Secured Incremental Term Loan, 1 Month USD LIBOR + 4.25%, 6.77%, 7/28/2022	2,092,199	2,003,280
Ancestry.com Operations, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 10/19/2023	3,603,564	3,454,917
APX Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 5.00%, 7.50%, 4/1/2024	4,275,017	4,166,346
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 9.02%, 8/4/2025	21,082,345	20,911,156
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 5.52%, 8/4/2022	4,580,659	4,413,786
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 5.52%, 11/3/2023	1,648,131	1,584,266
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 5.52%, 11/3/2024	7,134,244	6,846,663
Cast and Crew Payroll LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.50%, 5.03%, 9/27/2024	498,737	496,166
Comet Acquisition, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 6.28%, 10/24/2025	4,090,909	4,024,432
Equian LLC Senior Secured Add on Term Loan B, 1 Month USD LIBOR + 3.25%, 5.76%, 5/20/2024	4,381,745	4,252,484
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75%, 5.52%, 5/30/2025	26,702,761	24,980,433
See accompanying notes to financial statements.
5

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 6.55%, 2/21/2025	$ 4,866,568	$ 4,690,179
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.76%, 3/13/2025	10,036,517	9,660,148
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 2/27/2025	21,478,973	20,431,873
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.51%, 12/4/2024	7,832,278	7,597,310
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 5/2/2022	29,713,359	28,413,400
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.53%, 1/29/2025	905,187	874,637
Southern Graphics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 12/31/2022	18,718,454	17,657,679
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.77%, 7/30/2025	3,398,889	3,271,431
TruGreen, Ltd. Partnership Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.51%, 4/13/2023	726,994	721,541
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.02%, 8/27/2025	21,820,312	21,165,703
VT Buyer Acquisition Corp.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.55%, 8/1/2025	3,433,256	3,395,713
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.75%, 6.55%, 8/1/2025	432,054	427,329
		224,879,922
See accompanying notes to financial statements.
6

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.4%
Riverbed Technology, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 4/24/2022	$ 8,929,257	$ 8,446,095
COMPUTER SERVICES — 0.7%
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.55%, 7/12/2025	16,196,428	15,649,798
COMPUTERS & PERIPHERALS — 0.4%
TierPoint LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 5/6/2024	10,166,696	9,531,277
CONSTRUCTION & ENGINEERING — 0.5%
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 1/22/2023	4,937,028	4,764,232
Minimax GmbH & Co. KG Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 3.00%, 5.52%, 7/31/2025	1,999,868	1,944,871
Pike Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.03%, 3/23/2025	3,608,836	3,543,426
		10,252,529
CONSTRUCTION MATERIALS — 0.5%
Forterra Finance, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 10/25/2023	1,712,045	1,552,457
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 11/15/2023	10,000,000	9,556,300
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 4.00%, 6.60%, 9/27/2024	881,373	848,321
		11,957,078
See accompanying notes to financial statements.
7

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 1.6%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 11/7/2025	$ 4,607,174	$ 4,353,780
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 2/5/2023	25,168,016	24,062,385
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.77%, 10/17/2024	7,652,219	7,221,782
		35,637,947
DIAGNOSTIC EQUIPMENT — 0.2%
Lifescan Global Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.80%, 9/27/2024	4,389,000	4,158,577
DISTRIBUTORS — 0.3%
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.55%, 5/2/2023	5,482,777	5,316,018
Spin Holdco Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 6.03%, 11/14/2022	2,493,671	2,386,443
		7,702,461
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.75%, 7.56%, 11/29/2024	937,662	929,458
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 5.69%, 7/21/2025	12,012,578	11,609,256
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 6.75%, 9.54%, 7/20/2026	5,769,231	5,509,615
See accompanying notes to financial statements.
8

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.30%, 5/23/2025	$ 2,218,581	$ 2,166,445
LDiscovery LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.88%, 8.49%, 12/9/2022	3,290,043	2,985,714
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 8/18/2023	449,531	439,192
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.28%, 5/18/2025	24,260,181	22,402,821
		45,113,043
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 1/31/2025	38,923,071	36,451,456
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.53%, 10/4/2023	10,040,220	9,431,532
Hargray Communications Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 5/16/2024	4,401,329	4,258,286
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 3.75%, 6.26%, 11/27/2023	1,000,000	972,590
Telesat Canada Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.50%, 5.31%, 11/17/2023	2,961,760	2,815,152
		53,929,016
ELECTRIC UTILITIES — 0.0% (b)
TEX Operations Co. LLC Senior Secured Exit Term Loan B, 1 Month USD LIBOR + 2.00%, 4.52%, 8/4/2023	524,886	507,316
See accompanying notes to financial statements.
9

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.30%, 12/2/2024	$ 2,304,742	$ 2,229,838
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.01%, 7/26/2024	9,607,894	9,335,654
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.02%, 2/12/2025	10,625,945	10,081,365
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 5.02%, 9/28/2024	1,451,703	1,375,489
		20,792,508
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.03%, 10/31/2024	2,274,286	2,219,419
FINANCIAL SERVICES — 0.3%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.81%, 10/31/2025	4,051,095	3,889,051
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.25%, 5.55%, 6/16/2023	2,992,036	2,886,566
		6,775,617
FOOD & STAPLES RETAILING — 0.6%
Albertsons LLC:
Senior Secured USD 2017 Term Loan B5, 3 Month USD LIBOR + 3.00%, 5.82%, 12/21/2022	2,205,812	2,124,009
Senior Secured USD 2017 Term Loan B6, 3 Month USD LIBOR + 3.00%, 5.69%, 6/22/2023	2,805,194	2,671,947
See accompanying notes to financial statements.
10

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Mastronardi Produce, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 5/1/2025	$ 2,367,484	$ 2,337,891
Smart & Final Stores LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 11/15/2022	5,750,000	5,343,935
		12,477,782
FOOD PRODUCTS — 0.3%
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.26%, 4/6/2024	4,683,136	4,554,350
JBS USA LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.50%, 5.30%, 10/30/2022	2,495,504	2,407,125
		6,961,475
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Carestream Health, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 5.75%, 8.27%, 2/28/2021	4,323,128	4,247,473
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 9.50%, 12.02%, 6/7/2021	17,069,077	16,813,041
DJO Finance LLC Senior Secured 2015 Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 6/8/2020	11,937	11,814
		21,072,328
HEALTH CARE PROVIDERS & SERVICES — 6.9%
ADMI Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.52%, 4/30/2025	6,462,211	6,160,620
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 4.25%, 6.75%, 3/14/2025	27,037,361	25,260,601
Senior Secured 2018 Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.76%, 4/28/2022	2,572,172	2,412,208
ATI Holdings Acquisition, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.50%, 5.96%, 5/10/2023	2,944,730	2,845,345
See accompanying notes to financial statements.
11

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 3.75%, 7/20/2025	$ 3,538,461	$ 3,456,652
BioClinica, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.75%, 10/20/2023	1,785,263	1,658,063
Certara L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.30%, 8/15/2024	1,661,353	1,630,203
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.53%, 6/7/2023	2,168,465	2,087,147
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 10/10/2025	22,903,226	21,406,271
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 6.06%, 6/28/2024	1,327,770	1,256,960
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 4/30/2025	9,287,580	8,927,687
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.55%, 6/7/2023	9,429,312	8,964,400
National Mentor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 5.80%, 1/31/2021	2,629,864	2,597,806
Ortho-Clinical Diagnostics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.76%, 6/30/2025	20,088,788	18,682,573
PharMerica Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.96%, 12/6/2024	1,935,126	1,854,499
See accompanying notes to financial statements.
12

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
PharMerica Corporation Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 10.21%, 12/5/2025	$ 4,765,000	$ 4,550,575
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.13%, 11/16/2025	1,342,658	1,277,626
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 5/15/2022	4,987,310	4,798,191
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.78%, 9/2/2024	6,921,081	6,613,993
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 2/6/2024	12,604,481	11,328,277
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 6/23/2024	2,035,650	1,955,750
U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B, 3 Month USD LIBOR + 4.25%, 7.05%, 12/30/2022	12,709,294	12,140,554
		151,866,001
HEALTH CARE TECHNOLOGY — 0.6%
Agiliti Health, Inc Senior Secured Term Loan, Zero Coupon, 1/4/2026	2,702,703	2,621,622
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 3/1/2024	7,525,453	7,161,710
Press Ganey Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 10/23/2023	2,516,725	2,425,494
		12,208,826
See accompanying notes to financial statements.
13

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 4.3%
1011778 BC ULC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.77%, 2/16/2024	$ 347,542	$ 331,756
Big Jack Holdings L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.78%, 4/5/2024	6,755,874	6,485,639
CEC Entertainment, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 2/14/2021	7,478,117	6,942,198
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 5.02%, 2/1/2024	32,346,487	30,735,794
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 1 Month USD LIBOR + 2.75%, 5.28%, 10/4/2023	5,901,807	5,700,526
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.52%, 7/31/2024	2,111,933	2,030,982
NPC International, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 4/19/2024	6,459,016	6,071,476
Red Lobster Management LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 7.77%, 7/28/2021	1,742,650	1,694,727
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 3 Month USD LIBOR + 2.75%, 5.27%, 8/14/2024	31,743,843	29,895,875
SeaWorld Parks & Entertainment, Inc. Senior Secured Term Loan B5, 1 Month USD LIBOR + 3.00%, 5.52%, 3/31/2024	2,992,386	2,864,671
Travel Leaders Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.46%, 1/25/2024	726,300	722,367
		93,476,011
See accompanying notes to financial statements.
14

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.3%
Champ Acquisition Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.50%, 7.98%, 12/12/2025	$ 7,462,687	$ 7,280,784
INSURANCE — 4.7%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.77%, 11/22/2023	15,290,088	14,860,131
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.27%, 11/22/2023	4,192,416	3,972,314
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.21%, 5/9/2025	11,493,502	10,896,529
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 1/25/2024	997,455	955,562
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 10/22/2024	13,183,084	12,482,799
Broadstreet Partners, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 11/8/2023	1,405,505	1,358,070
Hub International, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.24%, 4/25/2025	31,152,353	29,502,368
Hyperion Insurance Group Ltd. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.50%, 6.06%, 12/20/2024	1,484,347	1,441,672
NFP Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 1/8/2024	12,754,686	12,101,009
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 12/31/2025	16,354,839	15,666,627
		103,237,081
See accompanying notes to financial statements.
15

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
INTERACTIVE MEDIA & SERVICES — 1.5%
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 2.25%, 4.77%, 2/15/2024	$ 299,240	$ 286,672
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 6.52%, 11/21/2024	8,891,603	8,424,794
LANDesk Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.76%, 1/20/2024	13,797,570	13,452,631
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.58%, 11/3/2023	9,907,619	8,790,535
SMS Systems Maintenance Services, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 5.00%, 7.52%, 10/30/2023	1,945,114	1,481,943
		32,436,575
INTERNET & CATALOG RETAIL — 0.6%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 5.02%, 8/18/2023	13,020,198	12,332,601
Spencer Gifts LLC Senior Secured Term Loan B1, 1 Month USD LIBOR + 4.25%, 6.72%, 7/16/2021	694,071	663,706
		12,996,307
IT SERVICES — 1.8%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.46%, 2/27/2025	5,101,385	4,970,687
DigiCert, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 8.00%, 10.52%, 10/31/2025	6,400,000	6,232,000
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 4.00%, 6.52%, 10/31/2024	2,554,477	2,509,774
See accompanying notes to financial statements.
16

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
First Data Corp. Senior Secured 2024 USD Term Loan, 1 Month USD LIBOR + 2.00%, 4.50%, 4/26/2024	$ 7,417,829	$ 7,104,425
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B, 3 Month USD LIBOR + 2.75%, 5.55%, 2/2/2024	933,197	899,756
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.28%, 2/1/2023	11,885,897	11,343,663
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.27%, 10/10/2025	6,000,000	5,790,000
		38,850,305
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 8/30/2024	4,232,312	4,023,363
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 5.02%, 8/18/2022	4,839,301	4,615,484
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 9/27/2024	16,772,975	15,284,373
		23,923,220
MACHINERY — 1.4%
Apex Tool Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.27%, 2/1/2022	589,956	570,192
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 6.05%, 7/19/2024	4,950,000	4,795,313
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 8/5/2024	2,949,859	2,845,376
See accompanying notes to financial statements.
17

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.80%, 5/31/2025	$ 4,987,469	$ 4,750,564
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.51%, 3/7/2025	7,066,659	6,742,794
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 3/28/2025	12,721,550	11,703,826
		31,408,065
MACHINERY-CONSTR&MINING — 0.4%
Brookfield WEC Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 8/1/2025	3,526,316	3,427,456
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.27%, 8/3/2026	5,484,423	5,385,018
		8,812,474
MEDIA — 5.7%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.22%, 1/31/2026	2,406,927	2,229,416
CBS Radio, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.26%, 11/18/2024	7,746,960	7,316,035
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 11/29/2024	6,840,278	6,395,660
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 9/13/2024	19,757,628	18,794,444
Mission Broadcasting, Inc. Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.76%, 1/17/2024	2,399	2,278
See accompanying notes to financial statements.
18

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 2/1/2024	$ 25,883,506	$ 24,498,350
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 5.27%, 3/15/2024	17,709,708	16,115,834
Virgin Media Bristol LLC Senior Secured Term Loan K, 1 Month USD LIBOR + 2.50%, 5.01%, 1/15/2026	17,371,485	16,498,655
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.72%, 8/18/2023	24,168,883	22,446,850
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 1 Month USD LIBOR + 2.50%, 5.01%, 4/15/2025	11,089,036	10,477,420
		124,774,942
METALS & MINING — 0.1%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 7.25%, 2/27/2023	2,033,684	2,020,658
PLZ Aeroscience Corp. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 6.02%, 7/31/2022	1,271,559	1,268,380
		3,289,038
MULTILINE RETAIL — 0.7%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 12/13/2023	14,961,929	14,382,154
OIL, GAS & CONSUMABLE FUELS — 0.8%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 6.87%, 6/24/2024	1,804,441	1,692,791
EG Finco, Ltd. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.81%, 2/7/2025	10,157,660	9,814,839
See accompanying notes to financial statements.
19

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Lucid Energy Group II LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 2/17/2025	$ 6,925,896	$ 6,394,922
		17,902,552
OIL-FIELD SERVICES — 0.0% (b)
MRC Global (US) Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 9/20/2024	838,244	813,097
PAPER&RELATED PRODUCTS — 0.5%
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 5.77%, 6/29/2025	11,875,000	11,281,250
PHARMACEUTICALS — 3.6%
Akorn, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 8.06%, 4/16/2021	4,579,232	3,754,970
Alvogen Pharma US, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.75%, 7.27%, 4/2/2022	3,438,769	3,377,525
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.06%, 5/4/2025	6,708,757	6,378,887
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.80%, 7/5/2023	1,591,381	1,432,243
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.81%, 4/29/2024	26,914,508	25,568,782
Horizon Pharma, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.56%, 3/29/2024	9,054,087	8,661,773
Pearl Intermediate Parent LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 2/14/2025	14,082,510	13,395,988
See accompanying notes to financial statements.
20

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 2.75%, 5.25%, 2/14/2025	$ 3,172,334	$ 3,017,683
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.51%, 6/2/2025	13,941,240	13,354,593
		78,942,444
POLLUTION CONTROL — 0.4%
Core & Main L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.74%, 8/1/2024	2,332,461	2,260,551
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.55%, 5/9/2025	7,420,090	6,900,684
		9,161,235
PROFESSIONAL SERVICES — 0.6%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 9.02%, 7/25/2022	15,753,373	12,478,010
RECYCLING — 0.6%
Gopher Resource LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 3/6/2025	6,066,630	5,869,465
Tunnel Hill Partners, LP Senior Secured Term Loan B, Zero Coupon, 10/1/2025	7,743,363	7,641,731
		13,511,196
RETAIL-RESTAURANTS — 1.2%
Flynn Restaurant Group LP Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 6/27/2025	9,099,943	8,644,946
Fogo de Chao Churrascaria Holdings LLC Senior Secured 2018 Add On Term Loan, 1 Month USD LIBOR + 4.25%, 6.77%, 4/5/2025	10,780,673	10,349,446
See accompanying notes to financial statements.
21

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.76%, 2/5/2025	$ 1,978,511	$ 1,891,456
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 3/14/2025	2,481,250	2,372,708
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 1/31/2025	2,190,593	2,108,446
		25,367,002
ROAD & RAIL — 0.2%
Direct ChassisLink, Inc. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.53%, 6/15/2023	5,000,000	4,825,000
SEMICONDUCTOR EQUIPMENT — 0.6%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 5.02%, 6/21/2024	1,700,039	1,587,412
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 5.02%, 6/21/2024	11,480,786	10,720,184
		12,307,596
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Cypress Semiconductor Corp. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.53%, 7/5/2021	935,115	909,988
MACOM Technology Solutions Holdings, Inc. Senior Secured 2017 Add on Term Loan, 1 Month USD LIBOR + 2.25%, 4.77%, 5/17/2024	7,629,314	7,224,961
		8,134,949
See accompanying notes to financial statements.
22

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 10.1%
Applied Systems, Inc. Senior Secured 2017 2nd Lien Term Loan, 3 Month USD LIBOR + 7.00%, 9.52%, 9/19/2025	$ 454,545	$ 447,159
BMC Software Finance, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 7.05%, 10/2/2025	14,000,000	13,538,490
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.53%, 4/26/2024	1,507,180	1,435,589
Compuware Corpo. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.01%, 8/22/2025	193,548	191,129
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 8/22/2025	2,800,000	2,719,500
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 6/1/2022	4,673,691	4,483,238
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 2/26/2025	6,498,766	6,284,306
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.77%, 8/1/2025	4,112,729	3,973,924
Help/Systems LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 3/28/2025	2,779,512	2,675,281
Hyland Software, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 9.52%, 7/7/2025	2,079,284	2,058,491
Senior Secured 2018 Term Loan 3, 1 Month USD LIBOR + 3.50%, 6.02%, 7/1/2024	4,560,375	4,433,825
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, Zero Coupon, 1/12/2026	1,409,091	1,389,716
See accompanying notes to financial statements.
23

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2nd Lien Term Loan, Zero Coupon, 1/11/2027	$ 2,941,177	$ 2,941,176
Informatica Corp. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 8/5/2022	1,932,184	1,880,015
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.54%, 11/1/2023	9,704,205	9,253,347
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.27%, 9/30/2024	6,044,507	5,900,950
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 11/29/2024	22,130,611	21,383,814
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 9.77%, 12/1/2025	12,848,485	12,535,367
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 9/5/2025	3,485,646	3,285,221
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 6 Month USD LIBOR + 3.50%, 6.37%, 4/26/2024	5,335,482	5,162,079
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.01%, 2/9/2024	2,348,882	2,310,713
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.78%, 5/16/2025	15,000,000	14,550,000
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 10.78%, 5/16/2026	12,000,000	11,890,020
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 10.77%, 11/20/2026	9,000,000	8,947,485
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 2/5/2024	17,906,344	17,282,487
See accompanying notes to financial statements.
24

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Solera Holdings, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 3/3/2023	$ 2,769,487	$ 2,620,641
SonicWALL, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.14%, 5/16/2025	16,935,484	16,208,613
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 6.05%, 9/30/2022	1,324,136	1,279,917
SS&C Technologies Holdings Europe S.A.R.L. Senior Secured 2018 Term Loan B4, 1 Month USD LIBOR + 2.25%, 4.77%, 4/16/2025	6,127,222	5,798,987
SS&C Technologies, Inc.:
Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.49%, 4/16/2025	16,153,447	15,288,107
Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.25%, 4.77%, 4/16/2025	2,036,240	1,928,075
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B, 1 Month USD LIBOR + 4.50%, 7.30%, 1/27/2023	16,802,736	14,444,388
Vero Parent, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.02%, 8/16/2024	3,273,486	3,243,828
		221,765,878
SPECIALTY RETAIL — 2.5%
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.52%, 9/25/2024	22,719,079	21,833,035
Party City Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.03%, 8/19/2022	1,688,923	1,634,742
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.78%, 1/26/2023	10,000,000	7,394,450
See accompanying notes to financial statements.
25

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
PetSmart, Inc. Senior Secured Term Loan B2, Zero Coupon, 3/11/2022	$ 5,000,000	$ 3,967,850
Staples, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.54%, 9/12/2024	20,361,934	19,568,735
		54,398,812
TELECOM SERVICES — 0.0% (b)
Securus Technologies Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.02%, 11/1/2024	1,022,556	986,767
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.02%, 11/30/2025	2,443,662	2,374,946
THRIFTS & MORTGAGE FINANCE — 0.2%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.78%, 11/1/2024	4,201,081	4,001,530
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,891,736,153)		1,807,489,589
CORPORATE BONDS & NOTES — 2.3%
COMMERCIAL SERVICES — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (c)	2,122,000	2,187,846
COMPUTERS — 0.1% (b)
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (c)	1,122,000	1,026,787
ENGINEERING & CONSTRUCTION — 0.0% (b)
frontdoor, Inc. 6.75%, 8/15/2026 (c)	250,000	238,072
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	2,000,000	1,773,320
See accompanying notes to financial statements.
26

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 11/15/2026	$ 1,000,000	$ 857,010
		2,630,330
FOOD — 0.0% (b)
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75%, 3/15/2025	24,000	21,000
HEALTH CARE PRODUCTS — 0.1%
Avantor, Inc. 6.00%, 10/1/2024 (c)	776,000	762,156
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (c)	830,000	840,815
		1,602,971
HEALTH CARE SERVICES — 0.3%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (c)	2,000,000	1,865,020
Tenet Healthcare Corp.:
6.75%, 6/15/2023	2,727,000	2,560,026
8.13%, 4/1/2022	2,000,000	2,002,560
		6,427,606
HOLDING COMPANIES-DIVERS — 0.1%
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (c)	1,688,000	1,505,527
INSURANCE — 0.4%
AssuredPartners, Inc. 7.00%, 8/15/2025 (c)	5,410,000	4,887,718
HUB International, Ltd. 7.00%, 5/1/2026 (c)	3,964,000	3,581,514
		8,469,232
LODGING — 0.0% (b)
Boyd Gaming Corp. 6.38%, 4/1/2026	670,000	646,805
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.63%, 2/1/2025 (c)	4,000	3,705
Vertiv Group Corp. 9.25%, 10/15/2024 (c)	4,814,000	4,356,478
		4,360,183
See accompanying notes to financial statements.
27

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.0% (b)
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (c)	$ 500,000	$ 430,550
MEDIA — 0.0% (b)
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (c)	1,000,000	939,280
PACKAGING & CONTAINERS — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (c)	320,000	317,149
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (c)	1,478,000	1,317,474
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.00%, 7/15/2024 (c)	1,000,000	945,010
		2,579,633
PHARMACEUTICALS — 0.2%
Bausch Health Cos., Inc. 6.50%, 3/15/2022 (c)	734,000	737,897
Endo Finance LLC 5.75%, 1/15/2022 (c)	198,000	164,847
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (c)	621,000	543,189
NVA Holdings, Inc. 6.88%, 4/1/2026 (c)	2,998,000	2,665,852
		4,111,785
RETAIL — 0.5%
CEC Entertainment, Inc. 8.00%, 2/15/2022	1,148,000	1,013,833
IRB Holding Corp. 6.75%, 2/15/2026 (c)	8,000,000	6,955,120
Party City Holdings, Inc. 6.63%, 8/1/2026 (c)	2,500,000	2,273,600
		10,242,553
SOFTWARE — 0.0% (b)
Riverbed Technology, Inc. 8.88%, 3/1/2023 (c)	500,000	360,375
TELECOMMUNICATIONS — 0.1%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,053,000	967,370
See accompanying notes to financial statements.
28

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (c)	$630,000	$ 607,950
		1,575,320
TOTAL CORPORATE BONDS & NOTES (Cost $53,003,083)		49,355,855
	Shares
SHORT-TERM INVESTMENT — 13.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e) (Cost $286,499,216)	286,499,216	286,499,216
TOTAL INVESTMENTS — 97.7% (Cost $2,231,238,452)		2,143,344,660
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		49,705,358
NET ASSETS — 100.0%		$ 2,193,050,018
(a)	The rate shown represents the rate at December 31, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
LIBOR	= London Interbank Offered Rate
LP	= Limited Partnership
At December 31, 2018, the Portfolio had unfunded loan commitments of $3,489,711, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Access CIG LLC	640,413	624,005	(16,408)
Heartland Dental LLC	850,069	817,129	(32,940)
GlobalLogic Holdings, Inc.	586,191	569,126	(17,065)
Pearl Intermediate Parent LLC	985,674	941,770	(43,904)
See accompanying notes to financial statements.
29

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
VT Buyer Acquisition Corp.	427,364	422,691	(4,673)
			$(114,990)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 49,355,855	$—	$ 49,355,855
Senior Floating Rate Loans	—	1,807,489,589	—	1,807,489,589
Short-Term Investment	286,499,216	—	—	286,499,216
TOTAL INVESTMENTS	$286,499,216	$1,856,845,444	$—	$2,143,344,660
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(114,990)	—	(114,990)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ (114,990)	$—	$ (114,990)
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,673,118	$196,673,118	$1,235,395,031	$1,145,568,933	$—	$—	286,499,216	$286,499,216	$2,277,597
See accompanying notes to financial statements.
30

SSGA MASTER TRUST
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

Blackstone / GSO Senior Loan Portfolio
ASSETS
Investments in unaffiliated issuers, at value	$1,856,845,444
Investments in affiliated issuers, at value	286,499,216
Total Investments	2,143,344,660
Receivable for investments sold	232,235,113
Dividends receivable — affiliated issuers	448,982
Interest receivable — unaffiliated issuers	12,567,386
Other Receivable	216,026
TOTAL ASSETS	2,388,812,167
LIABILITIES
Due to custodian	6,692,276
Payable for investments purchased	136,613,784
Payable for fund shares repurchased	51,651,524
Unrealized depreciation on unfunded loan commitments	114,990
Advisory fee payable	687,817
Trustees’ fees and expenses payable	599
Accrued expenses and other liabilities	1,159
TOTAL LIABILITIES	195,762,149
NET ASSETS	$2,193,050,018
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,944,739,236
Investments in affiliated issuers	286,499,216
Total cost of investments	$2,231,238,452
See accompanying notes to financial statements.
31

SSGA MASTER TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

Blackstone / GSO Senior Loan Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 92,034,230
Dividend income — affiliated issuers	2,277,597
TOTAL INVESTMENT INCOME (LOSS)	94,311,827
EXPENSES
Advisory fee	4,884,230
Trustees’ fees and expenses	26,283
TOTAL EXPENSES	4,910,513
NET INVESTMENT INCOME (LOSS)	89,401,314
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(47,295,884)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(80,057,499)
Unfunded loan commitments	(233,547)
Net change in unrealized appreciation/depreciation	(80,291,046)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(127,586,930)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (38,185,616)
See accompanying notes to financial statements.
32

SSGA MASTER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Blackstone / GSO Senior Loan Portfolio
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 89,401,314	$ 112,665,248
Net realized gain (loss)	(47,295,884)	(11,863,247)
Net change in unrealized appreciation/depreciation	(80,291,046)	(16,510,979)
Net increase (decrease) in net assets resulting from operations	(38,185,616)	84,291,022
CAPITAL TRANSACTIONS
Contributions	280,085,172	1,509,849,498
Withdrawals	(1,242,812,661)	(225,415,777)
Other capital	3,300,164	850,599
Net increase (decrease) in net assets from capital transactions	(959,427,325)	1,285,284,320
Net increase (decrease) in net assets during the period	(997,612,941)	1,369,575,342
Net assets at beginning of period	3,190,662,959	1,821,087,617
NET ASSETS AT END OF PERIOD	$ 2,193,050,018	$3,190,662,959
See accompanying notes to financial statements.
33

SSGA MASTER TRUST
FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

	Blackstone / GSO Senior Loan Portfolio
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Total return	(1.47)%(a)	4.43%	6.19%	(0.20)%	2.98%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,193,050	$3,190,663	$1,821,088	$802,489	$672,264	$610,477
Ratios to average net assets:
Total expenses	0.30%(b)	0.30%	0.30%	0.30%	0.31%	0.30%
Net investment income (loss)	5.49%(b)	4.70%	4.31%	4.54%	4.49%	3.63%
Portfolio turnover rate	41%(a)	90%	68%	88%	65%	77%
(a)	Not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
34

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SSGA Master Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of one (1) series, which represents a separate series of beneficial interest in the Trust. The financial statements herein relate to the Blackstone / GSO Senior Loan Portfolio (the “Portfolio”).
The Portfolio is classified as a diversified investment company under the 1940 Act.
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the
35

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

“Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Portfolio's NAV and the prices used by the Portfolio's underlying benchmark.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
36

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Expenses which are directly identifiable to the Portfolio are applied to the Portfolio within the Trust.
37

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

3.    Securities and Other Investments
Loan Agreements
The Portfolio invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolio does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolio as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolio, facilities furnished, and expenses borne by the Adviser, the Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of the Portfolio’s average daily net assets as shown in the following table:
Annual Rate
Blackstone / GSO Senior Loan Portfolio	0.30%
The Adviser pays all expenses of the Portfolio other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees' counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Portfolio from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
38

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
Blackstone / GSO Senior Loan Portfolio	$1,216,609,413	$2,393,570,349
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
39

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Blackstone / GSO Senior Loan Portfolio	$2,231,238,452	$314,310	$88,208,102	$(87,893,792)
8.    Line of Credit
Certain Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The Portfolio has exclusive access to $300 million of the total credit facility. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. The Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Blackstone / GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2018.
9.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Portfolio was more broadly diversified.
40

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
10.    New and Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
41

SSGA MASTER TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
42

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Blackstone / GSO Senior Loan Portfolio
Annualized Expense Ratio	0.30%
Actual:
Ending Account Value	$ 985.30
Expenses Paid During Period(a)	1.50
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.70
Expenses Paid During Period(a)	1.53
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website www.spdrs.com.
Quarterly Portfolio Schedule
The Portfolio files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Portfolio's website at www.spdrs.com.
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SSGA Master Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SSGA Master Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial
Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained GSO Capital Partners as the sub-adviser.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation -All Rights Reserved
SPDRGSOSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)

The Schedule of Investments for the SPDR DoubleLine Total Return Tactical ETF is listed below. Summary Schedule of Investments for this Fund as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 13.5%
ARGENTINA — 0.3%
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	$ 4,350,000	$ 3,645,518
YPF SA:
Series REGS, 6.95%, 7/21/2027	1,500,000	1,221,135
Series REGS, 8.50%, 7/28/2025	3,600,000	3,231,648
		8,098,301
AUSTRALIA — 0.2%
Commonwealth Bank of Australia 2.75%, 3/10/2022 (a)	2,305,000	2,259,592
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	1,155,000	1,113,281
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	1,590,000	1,586,884
		4,959,757
BELGIUM — 0.0% (c)
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	1,480,000	1,454,736
BRAZIL — 0.7%
Banco BTG Pactual SA Series REGS, 5.50%, 1/31/2023	900,000	874,656
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	4,700,000	4,030,955
Braskem Finance, Ltd. 6.45%, 2/3/2024	300,000	315,411
Itau Unibanco Holding SA Series REGS, 5 Year CMT + 3.86%, 6.50%, 3/19/2023 (b)	1,000,000	947,260
JBS Investments GmbH Series REGS, 7.25%, 4/3/2024	4,300,000	4,362,350
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	670,000	654,503
MARB BondCo PLC:
7.00%, 3/15/2024 (a)	600,000	567,258
Series REGS, 6.88%, 1/19/2025	2,200,000	2,040,302
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,000,000	1,001,000
Petrobras Global Finance B.V. 5.75%, 2/1/2029	4,600,000	4,264,154
Security Description	Principal Amount	Value
Votorantim Cimentos International SA Series REGS, 7.25%, 4/5/2041	$ 600,000	$ 613,500
		19,671,349
CANADA — 0.3%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	890,000	818,773
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	220,000	166,144
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	2,975,000	2,844,695
Fortis, Inc. 2.10%, 10/4/2021	1,395,000	1,338,935
Garda World Security Corp. 8.75%, 5/15/2025 (a)	620,000	565,533
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	415,000	322,720
MEG Energy Corp. 7.00%, 3/31/2024 (a)	230,000	219,650
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	635,000	610,813
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	390,000	405,779
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	825,000	785,458
		8,078,500
CAYMAN ISLANDS — 0.1%
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (a)	320,000	307,341
Cosan Overseas, Ltd. 8.25%, 2/5/2019	4,314,000	4,346,355
		4,653,696
CHILE — 0.6%
AES Gener SA Series REGS, 5.00%, 7/14/2025	200,000	192,496
Banco de Credito e Inversiones SA Series REGS, 4.00%, 2/11/2023	2,000,000	1,984,240
Banco del Estado de Chile Series REGS, 3.88%, 2/8/2022	1,000,000	994,760
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	434,000	430,615
Celulosa Arauco y Constitucion SA 4.75%, 1/11/2022	1,400,000	1,419,390
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	1,804,000	1,846,394

1

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	$ 1,400,000	$ 1,305,710
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	200,000	192,534
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020	872,046	875,229
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	2,300,000	2,312,305
SACI Falabella Series REGS, 3.75%, 4/30/2023	3,600,000	3,498,984
Transelec SA Series REGS, 3.88%, 1/12/2029	1,000,000	911,300
VTR Finance B.V.:
6.88%, 1/15/2024 (a)	500,000	500,185
Series REGS, 6.88%, 1/15/2024	1,900,000	1,900,703
		18,364,845
CHINA — 0.2%
Alibaba Group Holding, Ltd. 2.80%, 6/6/2023	200,000	193,186
CNPC General Capital, Ltd. Series REGS, 3.40%, 4/16/2023	3,000,000	2,969,700
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	2,420,158
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.75%, 9/29/2026	1,500,000	1,366,200
Sinopec Group Overseas Development 2017, Ltd. 3.63%, 4/12/2027 (a)	700,000	675,668
		7,624,912
COLOMBIA — 0.2%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	500,000	487,630
Bancolombia SA 4.88%, 10/18/2027 (b)	1,700,000	1,640,908
Ecopetrol SA 5.88%, 9/18/2023	300,000	313,287
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	500,000	467,445
Millicom International Cellular SA:
6.63%, 10/15/2026 (a)	1,500,000	1,523,070
Series REGS, 6.00%, 3/15/2025	400,000	395,208
		4,827,548
Security Description	Principal Amount	Value
COSTA RICA — 0.1%
Banco Nacional de Costa Rica Series REGS, 5.88%, 4/25/2021 (a)	$ 2,990,000	$ 2,865,018
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,224,420
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023 (a)	3,950,000	3,950,000
		6,174,420
FRANCE — 0.0% (c)
Altice France SA 7.38%, 5/1/2026 (a)	425,000	389,810
HONG KONG — 0.0% (c)
CK Hutchison International 17, Ltd. 3.50%, 4/5/2027 (a)	1,100,000	1,064,976
INDIA — 1.1%
Adani Ports & Special Economic Zone, Ltd.:
Series REGS, 3.50%, 7/29/2020	200,000	198,050
Series REGS, 3.95%, 1/19/2022	2,500,000	2,471,150
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,106,864
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	3,400,000	3,351,550
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	3,633,040
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	3,685,094
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	2,000,000	2,085,052
5.75%, 8/1/2023	4,900,000	5,160,239
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	5,500,000	5,105,997
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	4,500,000	4,669,110
Vedanta Resources PLC:
Series REGS, 6.13%, 8/9/2024	2,800,000	2,326,912
Series REGS, 7.13%, 5/31/2023	600,000	539,442
		34,332,500

2

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
IRELAND — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 2/15/2025 (a)	$ 625,000	$ 577,475
C&W Senior Financing DAC:
7.50%, 10/15/2026 (a)	1,300,000	1,256,112
Series REGS, 6.88%, 9/15/2027	4,000,000	3,687,000
		5,520,587
ISRAEL — 0.1%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,596,336
5.41%, 12/30/2025 (a)	340,000	339,558
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	600,000	608,196
Teva Pharmaceutical Finance Netherlands III B.V. 2.80%, 7/21/2023	1,645,000	1,416,065
		3,960,155
JAMAICA — 0.1%
Digicel Group, Ltd.:
Series REGS, 7.13%, 4/1/2022	3,300,000	1,556,214
Series REGS, 8.25%, 9/30/2020	1,000,000	678,180
		2,234,394
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 3.48%, 3/2/2023 (b)	1,325,000	1,308,729
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 3.19%, 1/17/2023 (b)	1,685,000	1,667,577
		2,976,306
LUXEMBOURG — 0.2%
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	215,000	188,981
8.50%, 10/15/2024 (a)	240,000	231,600
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	600,000	538,050
Minerva Luxembourg SA:
Series REGS, 5.88%, 1/19/2028	1,400,000	1,220,758
Series REGS, 6.50%, 9/20/2026	2,800,000	2,606,688
		4,786,077
Security Description	Principal Amount	Value
MALAYSIA — 0.6%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	$ 2,500,000	$ 2,495,625
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	4,703,660
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	7,000,000	6,911,520
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	1,400,000	1,360,184
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	2,000,000	1,967,820
		17,438,809
MEXICO — 0.6%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (b)	2,510,000	2,429,805
Series REGS, 5 year CMT + 4.447%, 5.75%, 10/4/2031 (b)	1,200,000	1,079,592
Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (b)	464,000	449,635
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (b)	1,700,000	1,707,395
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	5,200,000	4,513,652
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	184,204
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	650,000	657,878
Credito Real SAB de CV Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	900,000	846,351
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	1,000,000	956,840
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	2,000,000	1,396,460
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	200,000	170,636
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,100,000	2,552,230
		16,944,678

3

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
NETHERLANDS — 0.1% (c)
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	1,200,000	$ 1,213,320
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	$ 150,000	102,944
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a)	150,000	139,566
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a)	305,000	296,399
		1,752,229
PANAMA — 0.2%
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	6,000,000	6,003,360
PERU — 0.1%
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (b)	500,000	522,750
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	1,000,000	1,017,590
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	700,000	675,353
		2,215,693
PHILIPPINES — 0.2%
BDO Unibank, Inc.:
Series EMTN, 2.63%, 10/24/2021	1,200,000	1,152,360
Series EMTN, 2.95%, 3/6/2023	6,200,000	5,860,240
		7,012,600
SINGAPORE — 0.6%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	4,100,000	3,915,500
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	7,650,000	7,412,008
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	2,000,000	1,842,214
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,000,000	3,960,760
		17,130,482
UNITED KINGDOM — 0.3%
AstraZeneca PLC 2.38%, 6/12/2022	1,600,000	1,532,016
Security Description	Principal Amount	Value
Avation Capital SA 6.50%, 5/15/2021 (a)	$ 400,000	$ 400,000
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	400,000	378,172
Reynolds American, Inc. 4.00%, 6/12/2022	2,770,000	2,735,043
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	2,895,000	2,776,884
		7,822,115
UNITED STATES — 6.1%
AbbVie, Inc. 3.20%, 11/6/2022	1,450,000	1,430,396
Air Lease Corp. 3.25%, 3/1/2025	2,995,000	2,752,495
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	190,000	160,552
AK Steel Corp. 6.38%, 10/15/2025	240,000	188,182
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75%, 3/15/2025	725,000	634,375
Alcoa Nederland Holding B.V. 6.13%, 5/15/2028 (a)	220,000	210,815
Allergan Funding SCS:
3.80%, 3/15/2025	465,000	453,612
3.85%, 6/15/2024	2,375,000	2,342,368
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	815,000	807,453
Amazon.com, Inc.:
2.80%, 8/22/2024	1,985,000	1,929,222
3.80%, 12/5/2024	1,255,000	1,284,819
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	435,000	390,834
American Express Co. 2.50%, 8/1/2022	1,530,000	1,477,123
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	2,934,109
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	605,000	595,217
Arrow Electronics, Inc. 3.88%, 1/12/2028	359,000	326,812
Ascend Learning LLC 6.88%, 8/1/2025 (a)	595,000	571,736
Ashland LLC 4.75%, 8/15/2022	380,000	373,517
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	593,000	314,604
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	597,000	539,366

4

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
AT&T, Inc. 3.40%, 5/15/2025	$ 1,530,000	$ 1,441,306
Avantor, Inc. 9.00%, 10/1/2025 (a)	560,000	559,681
B&G Foods, Inc. 5.25%, 4/1/2025	610,000	567,648
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	195,000	178,452
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	2,815,000	2,767,201
Bausch Health Cos., Inc. 7.00%, 3/15/2024 (a)	240,000	243,101
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	650,000	571,851
Becton Dickinson and Co. 2.89%, 6/6/2022	2,895,000	2,802,707
Boston Properties L.P. 3.65%, 2/1/2026	2,890,000	2,801,248
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	835,000	860,075
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	860,000	797,874
Calpine Corp. 5.75%, 1/15/2025	210,000	191,789
Camelot Finance SA 7.88%, 10/15/2024 (a)	415,000	401,471
Cardinal Health, Inc. 3.41%, 6/15/2027	3,280,000	2,980,503
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,800,154
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	475,000	436,957
5.75%, 2/15/2026 (a)	405,000	397,042
CDK Global, Inc. 5.88%, 6/15/2026	205,000	204,770
Celgene Corp. 4.35%, 11/15/2047	3,360,000	2,845,282
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	485,000	330,043
Centene Corp. 4.75%, 1/15/2025	880,000	841,262
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	90,000	87,886
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,475,000	1,489,204
Cheniere Energy Partners L.P. 5.25%, 10/1/2025	935,000	871,046
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	439,000	363,966
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	2,970,000	2,810,778
Security Description	Principal Amount	Value
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	$ 730,000	$ 690,799
Comcast Corp. 4.70%, 10/15/2048	1,530,000	1,548,192
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	200,000	180,440
Continental Resources, Inc. 4.38%, 1/15/2028	1,465,000	1,381,070
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	420,000	366,811
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (a)	405,000	383,276
CSC Holdings LLC:
5.25%, 6/1/2024	440,000	403,867
5.38%, 7/15/2023 (a)	875,000	854,770
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	425,000	396,980
CVS Health Corp. 3.70%, 3/9/2023	3,015,000	2,985,393
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	425,000	395,960
Delta Air Lines, Inc. 3.63%, 3/15/2022	1,885,000	1,817,442
Delta Merger Sub, Inc. 6.00%, 9/15/2026 (a)	155,000	146,456
Discover Financial Services 4.10%, 2/9/2027	1,400,000	1,305,808
DISH DBS Corp. 5.88%, 11/15/2024	230,000	185,086
DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	420,000	432,285
Dollar Tree, Inc. 4.00%, 5/15/2025	1,550,000	1,489,767
DowDuPont, Inc. 5.42%, 11/15/2048	1,145,000	1,192,414
Duke Energy Corp. 2.65%, 9/1/2026	3,085,000	2,804,851
Edison International 4.13%, 3/15/2028	685,000	649,544
Eldorado Resorts, Inc. 6.00%, 4/1/2025	420,000	405,363
Embarq Corp. 8.00%, 6/1/2036	460,000	416,065
Energy Transfer Operating L.P. 4.75%, 1/15/2026	2,130,000	2,066,547
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,155,000	2,130,002
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	45,000	38,959

5

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a)	$ 440,000	$ 390,210
EQT Corp. 3.90%, 10/1/2027	3,240,000	2,801,822
EQT Midstream Partners L.P. Series 5Y, 4.75%, 7/15/2023	1,895,000	1,885,051
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	710,000	667,975
Expedia Group, Inc. 3.80%, 2/15/2028	3,275,000	2,972,718
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	182,248
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	155,000	115,746
FedEx Corp. 4.75%, 11/15/2045	1,425,000	1,338,246
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	270,000	259,856
8.25%, 11/15/2026 (a)	80,000	73,106
First Data Corp. 5.75%, 1/15/2024 (a)	835,000	813,758
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	405,000	361,013
7.88%, 7/15/2026 (a)	140,000	126,350
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	510,000	434,790
frontdoor, Inc. 6.75%, 8/15/2026 (a)	390,000	371,393
Frontier Communications Corp.:
8.50%, 4/15/2020	155,000	137,175
8.50%, 4/1/2026 (a)	240,000	209,990
FTS International, Inc. 6.25%, 5/1/2022	405,000	359,632
General Motors Co. 3 Month USD LIBOR + 0.80%, 3.39%, 8/7/2020 (b)	645,000	639,214
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	118,311
3 Month USD LIBOR + 0.99%, 3.40%, 1/5/2023 (b)	2,070,000	1,967,245
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	765,000	801,360
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,542,645
GLP Capital L.P./GLP Financing II, Inc.:
5.30%, 1/15/2029	535,000	524,867
Security Description	Principal Amount	Value
5.75%, 6/1/2028	$ 950,000	$ 944,481
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	580,000	546,551
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.78%, 3.31%, 10/31/2022 (b)	1,115,000	1,086,110
3 Month USD LIBOR + 1.17%, 3.79%, 5/15/2026 (b)	1,650,000	1,557,336
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	200,000	194,712
Gray Television, Inc. 5.13%, 10/15/2024 (a)	195,000	179,823
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	665,000	575,996
Gulfport Energy Corp. 6.38%, 5/15/2025	405,000	360,450
Halfmoon Parent, Inc. 3 Month USD LIBOR + 0.89%, 3.33%, 7/15/2023 (a) (b)	2,935,000	2,890,388
Hasbro, Inc. 3.50%, 9/15/2027	1,685,000	1,537,832
HCA Healthcare, Inc. 6.25%, 2/15/2021	400,000	409,108
HCA, Inc.:
5.25%, 4/15/2025	190,000	189,609
5.38%, 9/1/2026	795,000	773,392
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	845,000	821,551
Hexion, Inc.:
6.63%, 4/15/2020	225,000	179,649
10.38%, 2/1/2022 (a)	440,000	347,644
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	415,000	364,889
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	440,000	416,209
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 2/1/2022	805,000	802,915
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	445,000	383,247
Informatica LLC 7.13%, 7/15/2023 (a)	800,000	779,792
IRB Holding Corp. 6.75%, 2/15/2026 (a)	685,000	595,532
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	490,000	519,988
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	450,000	396,000
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	440,000	397,100

6

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Kinder Morgan, Inc. 4.30%, 3/1/2028	$ 1,435,000	$ 1,405,769
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	200,000	204,074
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,096,000	2,974,637
Level 3 Financing, Inc. 5.38%, 1/15/2024	595,000	566,738
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (a)	425,000	418,651
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	375,000	380,276
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)	190,000	183,213
Match Group, Inc. 5.00%, 12/15/2027 (a)	400,000	366,964
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. 8.50%, 6/1/2026 (a)	210,000	167,334
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 4.50%, 1/15/2028	645,000	565,633
Microchip Technology, Inc. 4.33%, 6/1/2023 (a)	3,075,000	2,977,523
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	2,800,000	2,775,668
Mosaic Co. 4.05%, 11/15/2027	1,540,000	1,481,049
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	520,000	449,805
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	400,000	373,004
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	855,000	806,693
Nabors Industries, Inc. 5.75%, 2/1/2025	440,000	332,059
Navient Corp. 6.50%, 6/15/2022	720,000	671,256
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	375,000	374,325
Netflix, Inc. 5.88%, 2/15/2025	195,000	197,100
New York Life Global Funding 2.30%, 6/10/2022 (a)	1,555,000	1,502,130
NFP Corp. 6.88%, 7/15/2025 (a)	730,000	658,832
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,045,000	3,107,301
Security Description	Principal Amount	Value
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	$ 425,000	$ 402,501
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	718,000	702,807
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	659,759
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	90,000	65,231
7.13%, 3/15/2023 (a)	455,000	264,401
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	885,000	832,166
Polaris Intermediate Corp. PIK PIK, 8.50%, 12/1/2022 (a)	200,000	182,696
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	600,000	576,462
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	1,009,000	1,040,309
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	2,775,000	2,784,879
QEP Resources, Inc. 5.25%, 5/1/2023	1,000,000	888,570
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a)	465,000	423,466
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	160,000	161,613
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	190,000	187,629
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	255,000	183,791
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,497,264
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	2,240,000	2,254,694
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,400,000	1,346,324
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	290,000	273,386
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	340,000	304,538
Select Medical Corp. 6.38%, 6/1/2021	1,350,000	1,348,907
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	625,000	590,700
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	430,000	407,249
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,480,307

7

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	$ 360,000	$ 383,400
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	733,000	739,890
Southern Co. 1.85%, 7/1/2019	1,320,000	1,310,245
Springleaf Finance Corp. 7.13%, 3/15/2026	415,000	370,744
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,340,691
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	405,000	399,456
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	565,000	533,998
Sunoco L.P./Sunoco Finance Corp. Series WI, 5.50%, 2/15/2026	450,000	424,620
Sysco Corp. 3.25%, 7/15/2027	1,595,000	1,492,330
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a)	225,000	173,320
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.88%, 4/15/2026 (a)	615,000	598,819
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	600,000	565,140
Tempur Sealy International, Inc. 5.50%, 6/15/2026	602,000	547,748
Tenet Healthcare Corp. 7.00%, 8/1/2025	625,000	580,556
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	535,000	500,728
T-Mobile USA, Inc. 4.50%, 2/1/2026	450,000	415,643
TransDigm, Inc. 6.38%, 6/15/2026	600,000	559,044
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	220,000	211,110
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	532,000	514,258
Transocean, Inc. 7.25%, 11/1/2025 (a)	255,000	225,045
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	250,000	222,975
Triumph Group, Inc. 7.75%, 8/15/2025	617,000	535,932
Uber Technologies, Inc. 8.00%, 11/1/2026 (a)	350,000	337,302
United Rentals North America, Inc. 6.50%, 12/15/2026	300,000	295,500
Univision Communications, Inc. 5.13%, 5/15/2023 (a)	120,000	107,885
Security Description	Principal Amount	Value
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026 (a)	$ 665,000	$ 638,127
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)	565,000	547,389
Verizon Communications, Inc. 3.50%, 11/1/2024	1,510,000	1,490,113
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	375,000	352,436
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	765,000	714,349
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	230,000	179,803
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	400,000	388,328
Vizient, Inc. 10.38%, 3/1/2024 (a)	780,000	826,301
Wand Merger Corp. 8.13%, 7/15/2023 (a)	380,000	370,796
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	435,000	401,035
Weatherford International, Ltd. 9.88%, 2/15/2024	220,000	134,572
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	575,000	553,547
5.38%, 8/15/2026 (a)	165,000	159,545
Wells Fargo & Co.:
3.07%, 1/24/2023	1,535,000	1,490,777
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,585,000	1,521,917
Whiting Petroleum Corp. 6.63%, 1/15/2026	600,000	513,120
Williams Cos., Inc. 3.75%, 6/15/2027	1,510,000	1,419,702
WRKCo, Inc. 3.75%, 3/15/2025 (a)	1,460,000	1,424,084
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	1,580,000	1,557,201
		181,243,280
TOTAL CORPORATE BONDS & NOTES (Cost $418,086,477)		399,601,133
ASSET-BACKED SECURITIES — 1.8%
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 2.68%, 1/25/2037 (b)	30,018,585	23,737,564
Ajax Mortgage Loan Trust Series 2017-C, Class A, 3.75%, 7/25/2060 (a) (d)	6,737,333	6,664,076

8

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Colony Starwood Homes Trust Series 2016-2A, Class D, 1 Month USD LIBOR + 2.35%, 4.81%, 12/17/2033 (a) (b)	$ 2,964,812	$ 2,964,819
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	3,500,000	3,487,306
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,685,090	1,817,185
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	4,665,244	4,661,466
Progress Residential Trust Series 2016-SFR2, Class D, 1 Month USD LIBOR + 2.50%, 4.96%, 1/17/2034 (a) (b)	1,000,000	1,000,688
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, 1 Month USD LIBOR + 0.16%, 2.67%, 5/25/2036 (b)	4,372,200	4,123,525
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 2.68%, 12/25/2036 (b)	2,428,363	2,301,179
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	1,535,626	1,517,587
TOTAL ASSET-BACKED SECURITIES (Cost $52,761,926)		52,275,395
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
ARGENTINA — 0.3%
Argentine Republic Government International Bond:
5.88%, 1/11/2028	1,350,000	975,847
6.63%, 7/6/2028	1,150,000	854,278
6.88%, 1/26/2027	3,500,000	2,678,235
Provincia de Buenos Aires Series REGS, 7.88%, 6/15/2027	4,250,000	3,057,662
		7,566,022
BRAZIL — 0.1%
Itau Unibanco Holding SA Series REGS, 6.13%, 12/12/2022 (b)	2,500,000	2,342,200
CANADA — 0.0% (c)
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	461,845
CHILE — 0.2%
Chile Government International Bond:
Security Description	Principal Amount	Value
3.13%, 3/27/2025	$ 2,000,000	$ 1,945,560
3.13%, 1/21/2026	5,000,000	4,835,100
		6,780,660
COSTA RICA — 0.1%
Costa Rica Government International Bond 10.00%, 8/1/2020	2,905,000	2,996,711
INDIA — 0.0% (c)
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	1,200,000	1,195,387
INDONESIA — 0.2%
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027 (a)	4,500,000	4,330,890
Series REGS, 4.15%, 3/29/2027	2,000,000	1,924,840
		6,255,730
ISRAEL — 0.1%
Israel Government International Bond 2.88%, 3/16/2026	3,500,000	3,389,715
MEXICO — 0.0% (c)
Mexico Government International Bond 3.75%, 1/11/2028	1,200,000	1,124,208
PANAMA — 0.2%
Panama Government International Bond 4.00%, 9/22/2024	5,000,000	5,038,250
PERU — 0.1%
Fondo MIVIVIENDA SA:
3.50%, 1/31/2023 (a)	800,000	770,056
Series REGS, 3.50%, 1/31/2023	1,800,000	1,732,626
		2,502,682
PHILIPPINES — 0.3%
Philippine Government International Bond 4.20%, 1/21/2024	7,000,000	7,200,060
UNITED STATES — 0.0% (c)
Mavis Tire Express Services Corp. 2.56%, 3/20/2025	75,831	73,366
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $50,764,053)		46,926,836

9

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 6.1%
AEROSPACE & DEFENSE — 0.0% (c)
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 5.02%, 5/30/2025	$ 230,488	$ 218,136
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 5.02%, 6/9/2023	567,835	537,314
		755,450
AUTO COMPONENTS — 0.2%
CH Hold Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 2/1/2024	107,024	106,133
Mavis Tire Express Services Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 3/20/2025	3,169,766	3,066,749
Tenneco, Inc. Senior Secured 2018 Term Loan B, 5.27%, 10/1/2025	2,705,000	2,551,491
		5,724,373
BUILDING PRODUCTS — 0.1%
NCI Building Systems, Inc. Senior Secured 2018 Term Loan, 6.55%, 4/12/2025	3,385,207	3,097,464
CAPITAL MARKETS — 0.1%
Duff & Phelps Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 2/13/2025	3,002,313	2,850,951
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 6.30%, 7/10/2025	786,050	761,977
CHEMICALS — 0.2%
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.57%, 11/21/2024	1,103,044	1,072,021
Security Description	Principal Amount	Value
LTI Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 9/6/2025	$ 947,625	$ 894,719
Messer Industries, L.L.C. Senior Secured 2018 USD Term Loan, 2.50%, 10/1/2025	1,265,000	1,203,862
Schenectady International Group, Inc. Senior Secured 2018 1st Lien Term Loan, 7.54%, 10/15/2025	510,000	492,150
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 10/1/2025	1,650,000	1,584,000
		5,246,752
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Asurion LLC Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 9.02%, 8/4/2025	940,000	932,367
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 5/2/2022	3,864,679	3,695,599
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.02%, 8/27/2025	2,349,112	2,278,639
West Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.53%, 10/10/2024	2,784,476	2,565,213
		9,471,818
COMMUNICATIONS EQUIPMENT — 0.2%
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.76%, 12/15/2024	2,173,037	2,103,772
Digicel International Finance, Ltd. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.96%, 5/28/2024	2,032,278	1,850,643
Plantronics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 5.02%, 7/2/2025	2,094,750	2,020,910
		5,975,325

10

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 0.0% (c)
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 6.73%, 6/21/2024	$ 554,336	$ 527,850
CONSTRUCTION MATERIALS — 0.1%
Forterra Finance, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 10/25/2023	582,021	527,768
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 4.00%, 6.60%, 9/27/2024	2,584,312	2,487,401
		3,015,169
CONTAINERS & PACKAGING — 0.1%
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 2/5/2023	2,593,563	2,479,627
DISTRIBUTORS — 0.0% (c)
American Tire Distributors Holdings, Inc. Senior Secured 2015 Term Loan, 3 Month USD LIBOR + 7.50%, 10.02%, 9/2/2024	208,431	171,608
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 1/31/2025	3,405,600	3,189,345
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 3.75%, 6.26%, 11/27/2023	1,665,000	1,619,362
		4,808,707
ELECTRICAL EQUIPMENT — 0.1%
Gates Global LLC Senior Secured 2017 USD Repriced Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 4/1/2024	2,112,509	2,012,493
Security Description	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
Verifone Systems, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.64%, 8/20/2025	$ 936,853	$ 908,747
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.03%, 10/31/2024	1,251,032	1,220,851
FINANCIAL SERVICES — 0.2%
Financial & Risk US Holdings, Inc. Senior Secured 2018 USD Term Loan, 6.27%, 10/1/2025	2,640,000	2,524,500
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.25%, 5.55%, 6/16/2023	2,802,061	2,703,288
		5,227,788
FOOD & STAPLES RETAILING — 0.1%
BJ's Wholesale Club, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.51%, 2/3/2024	2,570,147	2,505,572
FOOD PRODUCTS — 0.0% (c)
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.80%, 7/3/2020	808,032	750,460
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Air Methods Corp. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.30%, 4/21/2024	1,125,701	898,147
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 3.75%, 7/20/2025	810,000	791,273
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.53%, 6/7/2023	3,182,526	3,063,181

11

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 10/10/2025	$ 3,300,000	$ 3,084,312
Gentiva Health Services, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.31%, 7/2/2025	3,519,505	3,422,719
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.13%, 11/16/2025	1,530,000	1,455,894
Select Medical Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50%, 5.01%, 3/6/2025	2,897,507	2,786,431
		15,501,957
HEALTH CARE TECHNOLOGY — 0.1%
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 3/1/2024	3,941,437	3,750,928
HOTELS, RESTAURANTS & LEISURE — 0.5%
ClubCorp Club Operations, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.55%, 9/18/2024	3,339,304	3,158,414
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 5.02%, 2/1/2024	1,405,525	1,335,537
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.52%, 7/31/2024	2,942,976	2,830,172
LTF Merger Sub, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.46%, 6/10/2022	4,475,845	4,324,158
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 3 Month USD LIBOR + 2.75%, 5.27%, 8/14/2024	4,246,945	3,999,709
		15,647,990
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.0% (c)
KIK Custom Products, Inc. Senior Secured 2015 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.52%, 5/15/2023	$ 870,682	$ 823,887
INSURANCE — 0.3%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.77%, 11/22/2023	4,079,998	3,965,269
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.27%, 11/22/2023	905,450	857,914
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 10/22/2024	3,891,629	3,684,906
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 5.77%, 12/31/2025	610,000	584,331
York Risk Services Holding Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 6.27%, 10/1/2021	996,738	934,795
		10,027,215
INTERACTIVE MEDIA & SERVICES — 0.2%
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 5/31/2025	4,208,850	3,970,355
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 6.52%, 11/21/2024	3,433,147	3,252,907
		7,223,262
IT SERVICES — 0.3%
Peak 10, Inc. Senior Secured 2017 1st Lien Term Loan, 6.30%, 8/1/2024	4,295,625	3,919,758
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.28%, 2/1/2023	4,057,725	3,872,611

12

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.27%, 10/10/2025	$ 1,585,000	$ 1,529,525
		9,321,894
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 5.02%, 8/18/2022	3,869,251	3,690,298
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 9/27/2024	1,159,280	1,056,394
		4,746,692
MACHINERY — 0.2%
Altra Industrial Motion Corp. Senior Secured 2018 Term Loan B, 4.52%, 10/1/2025	911,194	867,912
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 3/29/2025	898,213	869,021
Milacron LLC Senior Secured Amended Term Loan B, 1 Month USD LIBOR + 2.50%, 5.02%, 9/28/2023	309,541	290,969
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 3/28/2025	3,084,411	2,837,658
		4,865,560
MACHINERY-CONSTR&MINING — 0.1%
Brookfield WEC Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 8/1/2025	2,020,000	1,963,369
MEDIA — 0.2%
CSC Holdings, LLC Senior Secured 2018 Incremental Term Loan, 4.76%, 1/15/2026	400,000	380,000
Meredith Corporation Senior Secured 2018 Term Loan B, 5.27%, 1/31/2025	404,542	394,036
NEP/NCP Holdco, Inc. Senior Secured 2018 1st Lien Term Loan, 5.77%, 10/20/2025	275,000	264,861
Security Description	Principal Amount	Value
Rentpath, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.75%, 7.28%, 12/17/2021	$ 562,688	$ 454,019
Tribune Media Co.:
Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 12/27/2020	83,967	83,599
Senior Secured Term Loan C, 1 Month USD LIBOR + 3.00%, 5.52%, 1/27/2024	3,836,508	3,776,084
		5,352,599
METAL-DIVERSIFIED — 0.0% (c)
Covia Holdings Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75%, 6.55%, 6/1/2025	1,028,329	750,680
METALS & MINING — 0.1%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 7.25%, 2/27/2023	1,631,800	1,621,348
U.S. Silica Company Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.56%, 5/1/2025	1,121,632	983,767
		2,605,115
OIL REFINING&MARKETING — 0.0% (c)
Gulf Finance LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 5.25%, 7.89%, 8/25/2023	1,361,353	1,049,943
OIL, GAS & CONSUMABLE FUELS — 0.1%
EG Finco, Ltd. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.81%, 2/7/2025	3,431,212	3,315,409
PHARMACEUTICALS — 0.1%
Bausch Health Companies, Inc. Senior Secured Term Loan B, 5.26%, 11/27/2025	1,140,563	1,085,496
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.51%, 6/2/2025	481,250	460,999
		1,546,495

13

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Capital Automotive L.P. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.53%, 3/24/2025	$ 393,809	$ 390,119
Forest City Enterprises, L.P. Senior Secured Term Loan B, 6.51%, 12/7/2025	1,170,000	1,145,623
		1,535,742
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.02%, 6/30/2024	2,381,380	2,019,708
RETAIL-RESTAURANTS — 0.1%
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.76%, 2/5/2025	3,664,457	3,503,221
SOFTWARE — 0.8%
Almonde, Inc.:
Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.30%, 6/13/2024	2,094,326	1,957,451
Senior Secured USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 10.05%, 6/13/2025	1,060,000	982,016
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.52%, 9/19/2024	593,111	567,162
BMC Software Finance, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 7.05%, 10/2/2025	3,878,271	3,750,424
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.54%, 11/1/2023	3,851,053	3,672,133
Mitchell International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 11/29/2024	1,346,608	1,301,167
Security Description	Principal Amount	Value
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 2/5/2024	$ 1,961,395	$ 1,893,061
Solera Holdings, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 3/3/2023	3,981,042	3,767,081
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 6.05%, 9/30/2022	3,848,167	3,719,657
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.25%, 4.77%, 4/16/2025	977,536	925,609
Vertafore, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 6.05%, 7/2/2025	1,845,000	1,759,088
		24,294,849
SPECIALTY RETAIL — 0.1%
Jo-Ann Stores, Inc. Senior Secured 2016 Term Loan, 3 Month USD LIBOR + 5.00%, 7.48%, 10/20/2023	917,880	877,723
Staples, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.54%, 9/12/2024	1,564,200	1,503,266
		2,380,989
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.02%, 11/30/2025	2,735,000	2,658,092
TOTAL SENIOR FLOATING RATE LOANS (Cost $191,955,428)		182,398,578
U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.8%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	16,465,243	16,177,533
3.00%, 1/1/2045	2,650,095	2,599,716
3.00%, 2/1/2045	1,862,076	1,823,020
3.00%, 3/1/2045	1,981,380	1,939,822
3.00%, 4/1/2045	40,301,878	39,508,810
3.00%, 5/1/2045	6,949,522	6,803,761
3.00%, 8/1/2045	18,955,835	18,558,249
3.50%, 2/1/2045	3,508,782	3,525,272
3.50%, 4/1/2045	29,110,785	29,197,521

14

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2045	$ 13,537,780	$ 13,578,116
3.50%, 10/1/2045	15,610,182	15,656,693
3.50%, 2/1/2046	16,036,888	16,072,107
4.00%, 4/1/2047	41,403,387	42,246,728
4.00%, 7/1/2047	12,657,017	12,914,827
4.00%, 10/1/2047	25,826,016	26,352,063
4.50%, 6/1/2044	2,554,381	2,657,375
Series 326, Class 300, CMO, 3.00%, 3/15/2044	33,894,334	33,119,315
Series 358, Class 300, CMO, 3.00%, 10/15/2047	33,961,692	33,481,384
Series 3822, Class ZG, CMO, REMIC, 4.00%, 2/15/2041	3,747,487	3,893,734
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 3.54%, 5/15/2041 (b)	11,434,021	1,493,116
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	11,982,080	12,251,676
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 4.19%, 5/15/2041 (b)	2,756,307	246,364
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	17,792,224	17,169,065
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	15,951,726	14,214,394
Series 4215, Class KC, CMO, REMIC, 2.25%, 3/15/2038	11,804,357	11,657,378
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	28,678,890	29,571,827
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,365,137	2,956,763
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	12,338,837	10,898,818
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	1,863,052	1,857,841
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,072,598	3,619,954
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	6,406,347	6,335,268
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	9,803,283	9,637,259
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	11,941,528	12,402,727
Security Description	Principal Amount	Value
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	$ 6,575,192	$ 6,473,600
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	12,091,047	11,890,362
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	14,700,060	14,136,431
Series 4491, Class B, CMO, REMIC, 3.00%, 8/15/2040	11,957,302	11,858,424
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	8,562,317	8,154,121
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	13,084,487	12,921,491
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	13,136,328	12,931,954
Series 4511, Class QA, CMO, REMIC, 3.00%, 1/15/2041	11,025,124	10,934,087
Series 4511, Class QC, CMO, REMIC, 3.00%, 12/15/2040	8,717,823	8,642,007
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	9,198,835	9,050,948
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	17,114,783	16,625,182
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	13,412,647	13,133,728
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	41,710,493	41,118,946
Series 4750, Class PA, 3.00%, 7/15/2046	23,586,076	23,248,802
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	25,836,126	25,190,856
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	2,232,000	2,212,019
Federal National Mortgage Association:
2.50%, 9/1/2046	5,098,507	4,788,183
2.50%, 2/1/2047	13,792,411	13,018,145
3.00%, 10/1/2041	32,189,147	31,407,401
3.00%, 3/1/2043	5,530,675	5,435,708
3.00%, 7/1/2043	8,718,114	8,500,533
3.00%, 1/1/2045	2,005,182	1,953,665
3.00%, 3/1/2045	2,728,900	2,672,500
3.00%, 4/1/2045	11,371,527	11,056,887
3.00%, 7/1/2045	33,248,955	32,678,039

15

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/1/2034	$ 2,594,111	$ 2,630,938
3.50%, 12/1/2034	2,312,932	2,345,767
3.50%, 2/1/2035	1,476,446	1,497,407
3.50%, 1/1/2045	13,361,168	13,426,550
3.50%, 2/1/2045	4,800,101	4,823,590
3.50%, 6/1/2045	13,517,510	13,560,409
4.50%, 3/1/2044	2,709,235	2,819,123
4.50%, 6/1/2044	1,362,254	1,417,508
4.50%, 7/1/2044	1,409,080	1,466,233
4.50%, 2/1/2045	1,697,631	1,766,488
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	2,905,935	2,880,672
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 3.49%, 6/25/2041 (b)	7,701,976	991,832
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	7,587,414	7,283,146
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	3,868,543	3,733,966
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 2.48%, 1/25/2043 (b)	1,248,324	943,500
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	16,661,591	15,331,681
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	5,389,879	5,170,891
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 2.48%, 4/25/2043 (b)	1,718,187	1,360,082
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	6,367,987	5,680,622
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	9,154,752	8,465,477
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	7,520,082	7,389,997
Series 2015-9, Class HA, CMO, REMIC, 3.00%, 1/25/2045	11,214,375	11,007,683
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	14,776,225	14,576,991
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,703,232	4,119,396
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	12,679,607	12,491,456
Security Description	Principal Amount	Value
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	$ 20,779,761	$ 20,385,718
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	28,834,789	28,518,457
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	10,620,294	10,412,456
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	34,072,426	33,552,353
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,081,724
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	27,296,030	26,622,932
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	16,676,166	16,515,525
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	42,238,781	41,975,130
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	40,816,411	40,356,062
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	29,349,857	29,406,762
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	68,929,076	68,063,410
Series 2018-27, Class JA, CMO, REMIC, 3.00%, 12/25/2047	16,408,806	16,038,411
Series 2018-38, Class JB, CMO, REMIC, 3.00%, 6/25/2048	13,544,682	13,298,210
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 3.59%, 11/16/2043 (b)	2,635,827	352,521
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	11,629,659	11,555,725
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 3.71%, 7/20/2042 (b)	7,553,962	711,862
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,345,160,769)		1,301,481,178
U.S. TREASURY OBLIGATIONS — 18.6%
Treasury Bill 2.59%, 8/15/2019	95,000,000	93,515,720

16

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Treasury Notes:
1.50%, 5/31/2020	$ 122,300,000	$ 120,503,164
1.63%, 5/15/2026	66,620,000	62,220,421
2.13%, 2/29/2024	76,000,000	74,564,383
2.25%, 11/15/2025	63,700,000	62,304,552
2.25%, 11/15/2027	30,000,000	28,980,812
2.50%, 6/30/2020	111,600,000	111,513,889
TOTAL U.S. TREASURY OBLIGATIONS (Cost $554,790,959)		553,602,941
MORTGAGE-BACKED SECURITIES — 4.5%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	6,981,126	5,801,919
Series 2006-24CB, Class A9, CMO, 6.00%, 8/1/2036	4,104,253	3,541,333
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	3,770,695	3,210,550
Angel Oak Mortgage Trust I Series 2018-1, Class A1, 3.26%, 4/27/2048 (a) (b)	7,172,481	7,145,259
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 5.51%, 12/15/2036 (a) (b)	3,697,000	3,617,865
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	4,608,902	4,419,376
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (d)	4,131,209	3,571,632
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	6,015,703	5,168,028
BANK Series 2017-BNK6, Class XA, IO, 0.87%, 7/15/2060 (b)	55,138,263	2,924,119
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 3.66%, 8/15/2036 (a) (b)	863,000	851,862
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 4.16%, 8/15/2036 (a) (b)	983,000	973,193
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 4.96%, 8/15/2036 (a) (b)	1,982,000	1,970,293
Security Description	Principal Amount	Value
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 5.96%, 8/15/2036 (a) (b)	$ 1,974,000	$ 1,964,889
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 3.46%, 10/15/2037 (a) (b)	246,500	244,661
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.19%, 1/26/2037 (a) (b)	12,163,912	10,221,018
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 3.71%, 7/15/2035 (a) (b)	3,284,000	3,245,215
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 3.54%, 9/15/2037 (a) (b)	246,500	244,707
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	1,275,352	1,099,819
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	4,251,434	3,521,183
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 5.46%, 11/15/2036 (a) (b)	2,407,000	2,391,457
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 6.20%, 11/15/2036 (a) (b)	1,284,000	1,269,551
Citigroup Mortgage Loan Trust Series 2007-AR5, Class 1A2A, CMO, 4.19%, 4/25/2037 (b)	2,148,743	1,987,861
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	7,774,356	7,147,933
CLNS Trust Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 4.45%, 6/11/2032 (a) (b)	3,338,000	3,318,435
Credit Suisse Commercial Mortgage Trust Series 2018-TOP, Class A, 1 Month USD LIBOR + 1.00%, 3.46%, 8/15/2035 (a) (b)	790,000	779,988
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.73%, 11/15/2050 (b)	64,961,437	3,175,516
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	2,227,928	2,227,928

17

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CSMC Trust Series 2018-RPL2, Class A1, CMO, 4.03%, 8/25/2062 (a) (d)	$ 1,881,291	$ 1,873,458
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 3.26%, 5/15/2035 (a) (b)	3,086,062	3,066,555
GS Mortgage Securities Corp. Trust Series 2018-3PCK, Class A, 1 Month USD LIBOR + 1.45%, 3.91%, 9/15/2021 (a) (b)	3,200,000	3,169,697
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.14%, 8/10/2050 (b)	40,755,872	2,984,679
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 3.36%, 7/15/2031 (a) (b)	650,000	651,283
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 4.06%, 7/15/2031 (a) (b)	650,000	642,193
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 4.56%, 7/15/2031 (a) (b)	650,000	638,302
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 5.26%, 7/15/2031 (a) (b)	650,000	637,170
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 6.38%, 7/15/2031 (a) (b)	650,000	638,586
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 3.46%, 6/15/2032 (a) (b)	3,287,000	3,223,204
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b)	195,242	194,839
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25% 3.64%, 7/15/2034 (a) (b)	865,000	854,922
Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95% 4.34%, 7/15/2034 (a) (b)	812,000	783,494
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95% 5.34%, 7/15/2034 (a) (b)	719,000	702,679
Security Description	Principal Amount	Value
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75% 6.14%, 7/15/2034 (a) (b)	$ 1,012,000	$ 1,015,219
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.80%, 12/15/2049 (b)	56,880,502	2,435,172
OBX Trust Series 2018-1, Class A2, CMO, 1 Month USD LIBOR + 0.65%, 3.16%, 6/25/2057 (a) (b)	1,493,449	1,480,541
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 3.41%, 6/15/2033 (a) (b)	1,686,000	1,679,829
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 3.71%, 6/15/2033 (a) (b)	1,686,000	1,684,624
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 4.41%, 9/25/2036 (b)	1,020,852	955,880
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 3.14%, 7/19/2034 (b)	2,850,118	2,761,689
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.60%, 6/15/2050 (b)	18,342,422	1,804,373
VSD LLC 3.60%, 12/25/2043	852,442	851,706
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05% 4.51%, 6/15/2029 (a) (b)	1,536,000	1,537,388
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50% 4.96%, 6/15/2029 (a) (b)	1,300,000	1,300,967
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	2,040,315	2,038,612
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (d)	3,171,254	1,223,106
Wells Fargo Commercial Mortgage Trust Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,568,000	1,592,616

18

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 4.57%, 8/25/2037 (b)	$ 4,472,076	$ 4,416,017
TOTAL MORTGAGE-BACKED SECURITIES (Cost $136,482,292)		132,874,390
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.7%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class C, 4.36%, 9/15/2048 (b)	945,000	928,983
BANK Series 2017-BNK4, Class XA, IO, 1.44%, 5/15/2050 (b)	30,408,669	2,565,761
BBCMS Trust Series 2015-STP, Class D, 4.28%, 9/10/2028 (a) (b)	1,750,000	1,741,384
BX Trust:
Series 2017-APPL, Class D, 1 Month USD LIBOR + 3.15% 4.51%, 7/15/2034 (a) (b)	1,202,526	1,196,185
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 5.61%, 7/15/2034 (a) (b)	1,861,052	1,846,390
Series 2017-IMC, Class D, 1 Month USD LIBOR + 2.25% 4.71%, 10/15/2032 (a) (b)	1,412,000	1,411,045
Series 2017-IMC, Class E, 1 Month USD LIBOR + 3.25% 5.71%, 10/15/2032 (a) (b)	2,277,000	2,269,642
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 4.51%, 7/15/2034 (a) (b)	1,065,050	1,048,765
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 5.61%, 7/15/2034 (a) (b)	1,805,400	1,782,461
Series 2018-GW, Class A, 1 Month USD LIBOR + 0.80% 3.26%, 5/15/2035 (a) (b)	3,140,000	3,072,279
Series 2018-GW, Class D, 1 Month USD LIBOR + 1.77% 4.23%, 5/15/2035 (a) (b)	275,000	274,946
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.32%, 5/10/2050 (b)	16,894,392	1,333,544
Security Description	Principal Amount	Value
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.05%, 1/10/2048 (b)	$ 24,515,880	$ 1,471,353
Series 2016-C4, Class XA, IO, 1.73%, 5/10/2058 (b)	11,834,306	1,139,336
Series 2017-C8, Class XA, IO, 1.66%, 6/15/2050 (b)	28,048,236	2,728,544
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.43%, 2/10/2048 (a) (b)	839,700	765,633
Series 2015-GC31, Class C, 4.06%, 6/10/2048 (b)	1,500,000	1,350,437
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,469,094
Series 2015-GC35, Class C, 4.50%, 11/10/2048 (b)	1,435,000	1,388,915
Series 2016-GC36, Class XA, IO, 1.30%, 2/10/2049 (b)	21,540,845	1,522,626
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	1,930,317
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (b)	2,558,000	2,577,668
Cold Storage Trust:
Series 2017-ICE3, Class A, 1 Month USD LIBOR + 1.00% 3.46%, 4/15/2036 (a) (b)	1,965,000	1,928,306
Series 2017-ICE3, Class C, 1 Month USD LIBOR + 1.35% 3.81%, 4/15/2036 (a) (b)	2,397,000	2,394,216
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.18%, 10/10/2046 (b)	29,626,772	1,299,193
Series 2015-CR22, Class D, 4.12%, 3/10/2048 (a) (b)	1,500,000	1,346,423
Series 2015-CR22, Class XA, IO, 0.97%, 3/10/2048 (b)	10,512,707	412,801
Series 2015-CR23, Class D, 4.25%, 5/10/2048 (b)	900,000	815,755
Series 2015-CR26, Class B, 4.48%, 10/10/2048 (b)	1,600,000	1,615,708
Series 2015-CR26, Class XA, IO, 0.96%, 10/10/2048 (b)	21,577,296	1,110,424
Series 2015-DC1, Class XA, IO, 1.13%, 2/10/2048 (b)	8,905,708	397,736
Series 2015-LC21, Class C, 4.30%, 7/10/2048 (b)	968,000	942,673
Series 2016-CR28, Class C, 4.65%, 2/10/2049 (b)	2,235,000	2,207,668
Series 2016-DC2, Class C, 4.64%, 2/10/2049 (b)	1,329,000	1,304,123
Series 2016-DC2, Class XA, IO, 1.04%, 2/10/2049 (b)	19,488,106	1,090,823
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,376,420

19

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	$ 2,316,000	$ 2,190,922
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	893,002
Series 2015-C4, Class XA, IO, 0.91%, 11/15/2048 (b)	35,626,221	1,654,198
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.61%, 12/10/2049 (b)	348,802	334,353
Great Wolf Trust:
Series 2017-WOLF, Class D, 1 Month USD LIBOR + 2.10% 4.71%, 9/15/2034 (a) (b)	1,798,000	1,761,894
Series 2017-WOLF, Class E, 1 Month USD LIBOR + 3.10% 5.71%, 9/15/2034 (a) (b)	2,787,000	2,790,676
Series 2017-WOLF, Class F, 1 Month USD LIBOR + 4.07% 6.68%, 9/15/2034 (a) (b)	1,484,000	1,479,865
GS Mortgage Securities Corp. Series 2017-GS8, Class C, 4.34%, 11/10/2050 (b)	469,000	455,868
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.52%, 2/10/2046 (b)	13,505,722	701,253
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, IO, 1.06%, 4/10/2047 (b)	37,521,239	1,524,218
Series 2014-GC24, Class XA, IO, 0.80%, 9/10/2047 (b)	31,454,932	1,038,762
Series 2015-GC32, Class XA, IO, 0.82%, 7/10/2048 (b)	25,732,928	1,015,129
Series 2015-GC34, Class XA, IO, 1.34%, 10/10/2048 (b)	17,072,216	1,163,971
Series 2015-GS1, Class XA, IO, 0.81%, 11/10/2048 (b)	26,605,338	1,221,233
Series 2016-GS3, Class XA, IO, 1.27%, 10/10/2049 (b)	24,046,795	1,713,377
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2017-FL10, Class B, 1 Month USD LIBOR + 1.00% 3.46%, 6/15/2032 (a) (b)	815,000	810,716
Series 2017-FL10, Class C, 1 Month USD LIBOR + 1.25% 3.71%, 6/15/2032 (a) (b)	616,000	614,746
Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90% 4.36%, 6/15/2032 (a) (b)	1,994,000	1,965,782
Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	$ 424,122	$ 420,081
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,788,829
Series 2015-JP1, Class XA, IO, 1.12%, 1/15/2049 (b)	22,778,178	994,720
Series 2016-WIKI, Class E, 4.01%, 10/5/2031 (a) (b)	3,160,000	3,036,639
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.94%, 11/15/2047 (b)	6,255,037	238,441
Series 2014-C26, Class C, 4.42%, 1/15/2048 (b)	1,500,000	1,469,437
Series 2015-C28, Class XA, IO, 1.12%, 10/15/2048 (b)	11,220,845	488,269
Series 2015-C30, Class XA, IO, 0.61%, 7/15/2048 (b)	28,529,006	790,690
Series 2015-C32, Class C, 4.67%, 11/15/2048 (b)	1,300,000	1,284,857
Series 2015-C33, Class C, 4.62%, 12/15/2048 (b)	1,739,000	1,709,292
Series 2016-C1, Class C, 4.74%, 3/15/2049 (b)	2,180,000	2,180,953
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.69%, 6/15/2049 (b)	21,770,600	1,711,342
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.11%, 3/10/2050 (a) (b)	48,090,911	2,262,812
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.59%, 5/12/2039 (b)	132,181	133,210
Series 2007-C1, Class AM, 5.79%, 6/12/2050 (b)	4,676	4,697
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.62%, 10/15/2046 (b)	13,692,273	333,265
Series 2013-C7, Class XA, IO, 1.35%, 2/15/2046 (b)	14,275,031	649,024
Series 2015-C20, Class C, 4.46%, 2/15/2048 (b)	500,000	492,126
Series 2015-C25, Class C, 4.53%, 10/15/2048 (b)	1,700,000	1,690,167
Series 2015-C27, Class C, 4.53%, 12/15/2047 (b)	1,219,000	1,179,133
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,459,816
Series 2016-C28, Class XA, IO, 1.26%, 1/15/2049 (b)	23,813,464	1,540,955
Series 2016-C30, Class XA, IO, 1.45%, 9/15/2049 (b)	18,741,415	1,556,156
Series 2016-C31, Class C, 4.32%, 11/15/2049 (b)	3,358,000	3,229,309

20

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C32, Class A4, 3.72%, 12/15/2049	$ 2,665,000	$ 2,679,453
Morgan Stanley Capital I Trust Series 2015-UBS8, Class XA, IO, 0.92%, 12/15/2048 (b)	25,305,933	1,286,088
PFP, Ltd.:
Series 2017-3, Class AS, 1 Month USD LIBOR + 1.30% 3.76%, 1/14/2035 (a) (b)	1,253,000	1,253,074
Series 2017-3, Class B, 1 Month USD LIBOR + 1.75% 4.21%, 1/14/2035 (a) (b)	720,000	717,579
Series 2017-3, Class C, 1 Month USD LIBOR + 2.50% 4.96%, 1/14/2035 (a) (b)	752,000	749,397
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.11%, 10/15/2050 (b)	5,682,308	413,242
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	6,865,315	6,898,198
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	772,014
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	759,007
Series 2015-C26, Class XA, IO, 1.23%, 2/15/2048 (b)	8,630,997	494,257
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	702,956
Series 2015-C28, Class C, 4.13%, 5/15/2048 (b)	1,500,000	1,427,818
Series 2015-LC20, Class XA, IO, 1.35%, 4/15/2050 (b)	7,696,853	433,203
Series 2015-NXS1, Class XA, IO, 1.15%, 5/15/2048 (b)	9,648,693	455,813
Series 2015-NXS2, Class XA, IO, 0.75%, 7/15/2058 (b)	29,105,808	921,499
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (b)	1,600,000	1,559,379
Series 2015-P2, Class XA, IO, 1.01%, 12/15/2048 (b)	21,812,082	1,059,407
Series 2016-C32, Class C, 4.72%, 1/15/2059 (b)	1,581,000	1,547,737
Series 2016-C33, Class XA, IO, 1.77%, 3/15/2059 (b)	15,156,983	1,348,855
Series 2017-C38, Class XA, IO, 1.08%, 7/15/2050 (b)	38,835,087	2,612,878
Series 2017-RC1, Class XA, IO, 1.55%, 1/15/2060 (b)	25,362,090	2,233,201
Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.08%, 3/15/2047 (b)	$ 9,692,459	$ 394,179
Series 2014-C21, Class XA, IO, 1.07%, 8/15/2047 (b)	18,546,184	798,410
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $158,740,696)		139,549,406
	Shares
SHORT-TERM INVESTMENT — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f) (Cost $150,002,235)	150,002,235	150,002,235
TOTAL INVESTMENTS — 99.7% (Cost $3,058,744,835)		2,958,712,092
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		9,280,487
NET ASSETS — 100.0%		$ 2,967,992,579
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.8% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
CMO	=Collateralized Mortgage Obligation
CMT	=Constant Maturity Treasury
EMTN	=Euro Medium Term Note
GMTN	=Global Medium Term Note
IO	=Interest Only
LIBOR	=London Interbank Offered Rate
MTN	=Medium Term Note
PIK	=Payment in Kind
REMIC	=Real Estate Mortgage Investment Conduit

21

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

At December 31, 2018, the Fund had unfunded loan commitments of $435,119, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Mavis Tire Express Services Corp.	435,119	420,978	(14,141)
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 399,601,133	$—	$ 399,601,133
Asset-Backed Securities	—	52,275,395	—	52,275,395
Foreign Government Obligations	—	46,926,836	—	46,926,836
U.S. Government Agency Obligations	—	1,301,481,178	—	1,301,481,178
U.S. Treasury Obligations	—	553,602,941	—	553,602,941
Mortgage-Backed Securities	—	132,874,390	—	132,874,390
Commercial Mortgage Backed Securities	—	139,549,406	—	139,549,406
Senior Floating Rate Loans	—	182,398,578	—	182,398,578
Short-Term Investment	150,002,235	—	—	150,002,235
TOTAL INVESTMENTS	$150,002,235	$2,808,709,857	$—	$2,958,712,092
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans	—	(14,141)	—	(14,141)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ (14,141)	$—	$ (14,141)
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$440,854,524	$290,852,289	$—	$—	150,002,235	$150,002,235	$404,486	$—
22	ARTOTL

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 7, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 7, 2019